OMB APPROVAL
	OMB Number:	3235-0578
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 1.4%
FINANCIALS 0.4%
Real Estate Investment Trusts (REITs) 0.4%
Digital Realty Trust, Inc.	40,000	$2,436,400
TOTAL FINANCIALS		2,436,400
INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	80,000	2,918,400
TOTAL INFORMATION TECHNOLOGY		2,918,400
UTILITIES 0.5%
Multi-Utilities 0.5%
CMS Energy Corp.	120,000	3,234,000
TOTAL UTILITIES		3,234,000
Total Common Stocks (Cost: $8,642,689)		$8,588,800

Convertible Preferred Stocks 23.7%
CONSUMER DISCRETIONARY 4.2%
Automobiles 2.6%
General Motors Co., 4.750%	315,000	15,375,150
Internet & Catalog Retail 0.9%
priceline.com, Inc., 1.000% (a)(b)	7,184	5,595,719
Media 0.7%
Interpublic Group of Companies, Inc. (The), 5.250%	3,460	4,314,187
TOTAL CONSUMER DISCRETIONARY		25,285,056
CONSUMER STAPLES 1.9%
Food Products 1.9%
Bunge Ltd., 4.875%	57,000	5,848,314
Post Holdings, Inc., 3.750% (a)	52,500	5,669,423
Total		11,517,737
TOTAL CONSUMER STAPLES		11,517,737
ENERGY 4.6%
Energy Equipment & Service 0.8%
Hornbeck Offshore Services (a)(c)	91,750	4,773,642

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.8%
Apache Corp., 6.000%	111,500	$5,217,085
Chesapeake Energy Corp., 5.000%	73,100	6,473,919
Chesapeake Energy Corp., 5.750% (a)	5,500	6,036,250
Energy XXI Bermuda Ltd., 5.625%	10,000	2,933,250
Penn Virginia Corp., 6.000%	27,065	2,585,113
Total		23,245,617
TOTAL ENERGY		28,019,259
FINANCIALS 7.7%
Commercial Banks 1.1%
Fifth Third Bancorp, 8.500%	40,350	6,481,017
Diversified Financial Services 2.8%
AMG Capital Trust II, 5.150%	110,000	6,221,875
Bank of America Corp., 7.250%	9,000	10,692,000
Total		16,913,875
Insurance 0.9%
MetLife, Inc., 5.000%	105,000	5,587,050
Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc., 7.000%	215,000	5,979,687
Health Care REIT, Inc., 6.500%	135,000	8,505,000
iStar Financial, Inc., 4.500%	58,000	3,294,052
Total		17,778,739
TOTAL FINANCIALS		46,760,681
HEALTH CARE 0.5%
Biotechnology 0.5%
Vertex Pharmaceuticals, 0.500% (a)(b)	41,250	3,260,838
TOTAL HEALTH CARE		3,260,838
INDUSTRIALS 2.3%
Aerospace & Defense 0.9%
United Technologies Corp., 7.500%	91,000	5,490,940
Road & Rail 1.4%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (a)	345,000	4,948,162

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Genesee & Wyoming, Inc., 5.000%		26,650	$3,346,441
Total			8,294,603
TOTAL INDUSTRIALS			13,785,543
UTILITIES 2.5%
Electric Utilities 2.0%
NextEra Energy, Inc., 5.599%		110,000	5,981,965
PPL Corp., 8.750%		110,000	5,913,600
Total			11,895,565
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 0.274% (d)		67,000	3,220,188
TOTAL UTILITIES			15,115,753
Total Convertible Preferred Stocks (Cost: $130,855,768)			$143,744,867

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 74.8%
Airlines 1.5%
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	$2,950,000	$4,371,531
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	455,000	1,748,906
United Airlines, Inc. Senior Unsecured
01/15/15	4.500%	1,835,000	3,324,791
Total			9,445,228
Automotive 2.0%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	5,700,000	5,824,688
TRW Automotive, Inc.
12/01/15	3.500%	1,400,000	3,097,850
Tesla Motors, Inc. Senior Notes
06/01/18	1.500%	3,048,000	3,323,935
Total			12,246,473

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Banking 1.4%
Colony Financial, Inc. Senior Unsecured
04/15/23	5.000%	$2,141,000	$2,396,582
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	5,550,000	6,025,219
Total			8,421,801
Brokerage 0.5%
FXCM, Inc. Senior Unsecured (a)
06/15/18	2.250%	3,332,000	3,322,004
Building Materials 0.9%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	4,800,000	5,784,000
Chemicals —%
ShengdaTech, Inc. Senior Notes (a)(e)(f)(g)
12/15/15	6.500%	2,430,000	24,300
Consumer Cyclical Services 1.0%
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	2,020,000	2,825,475
MasTec, Inc.
12/15/14	4.250%	1,615,000	3,371,312
Total			6,196,787
Consumer Products 1.3%
Jarden Corp. (a)
09/15/18	1.875%	6,650,000	7,993,965
Diversified Manufacturing 0.5%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	3,650,000	3,287,281
Electric 1.2%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,050,000	3,995,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Electric (continued)
SunPower Corp. Senior Unsecured (a)
06/01/18	0.750%	$3,140,000	$3,194,165
Total			7,189,665
Entertainment 0.8%
Take-Two Interactive Software, Inc. Senior Unsecured
12/01/16	1.750%	3,930,000	4,616,060
Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	2,989,000	2,889,989
Gaming 1.4%
MGM Resorts International
04/15/15	4.250%	7,450,000	8,469,719
Health Care 5.4%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	2,650,000	3,254,531
Hologic, Inc. Senior Unsecured (d)
03/01/42	2.000%	5,520,000	5,735,722
Insulet Corp. Senior Unsecured
06/15/16	3.750%	3,580,000	4,631,625
Molina Healthcare, Inc. Senior Notes (a)
01/15/20	1.125%	3,804,000	4,298,824
Omnicare, Inc.
04/01/42	3.750%	5,100,000	6,208,077
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	5,790,000	5,583,731
Wright Medical Group, Inc. Senior Unsecured (a)
08/15/17	2.000%	2,510,000	2,986,022
Total			32,698,532
Healthcare Insurance 1.2%
WellPoint, Inc. Senior Unsecured (a)
10/15/42	2.750%	6,030,000	7,500,235

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Home Construction 2.9%
KB Home
02/01/19	1.375%	$5,500,000	$6,383,437
Lennar Corp. (a)
11/15/21	3.250%	2,800,000	5,020,750
Meritage Homes Corp.
09/15/32	1.875%	5,300,000	6,177,813
Total			17,582,000
Independent Energy 1.5%
Endeavour International Corp.
07/15/16	5.500%	3,450,000	1,998,844
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,300,000	2,987,930
Stone Energy Corp.
03/01/17	1.750%	4,200,000	4,042,500
Total			9,029,274
Lodging 0.5%
Home Inns & Hotels Management, Inc.
Senior Unsecured
12/15/15	2.000%	400,000	360,500
Home Inns & Hotels Management, Inc. (a)
Senior Unsecured
12/15/15	2.000%	3,020,000	2,721,775
Total			3,082,275
Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured (a)
03/30/43	0.750%	5,780,000	6,140,961
Metals 3.1%
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	2,670,000	2,775,412
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	3,500,000	1,085,000
James River Coal Co. (a)
06/01/18	10.000%	3,652,000	2,437,710
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	3,330,000	2,733,903
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	3,800,000	3,734,819

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals (continued)
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	$5,710,000	$5,991,931
Total			18,758,775
Non-Captive Consumer 0.9%
DFC Global Corp. Senior Unsecured (a)
04/15/17	3.250%	5,100,000	5,212,302
Non-Captive Diversified 0.7%
Air Lease Corp. Senior Unsecured (a)
12/01/18	3.875%	3,500,000	4,312,910
Oil Field Services 1.4%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	5,000,000	5,417,000
Hornbeck Offshore Services, Inc. (a)
09/01/19	1.500%	1,549,000	1,921,728
SEACOR Holdings, Inc. Senior Unsecured (a)
12/15/27	2.500%	947,000	1,067,269
Total			8,405,997
Other Financial Institutions 1.9%
Ares Capital Corp. Senior Unsecured
03/15/17	4.875%	5,000,000	5,331,250
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	5,190,000	5,966,528
Total			11,297,778
Other Industry 1.5%
Altra Holdings, Inc.
03/01/31	2.750%	2,500,000	3,114,062
General Cable Corp. Subordinated Notes (d)
11/15/29	4.500%	2,500,000	3,100,000
WESCO International, Inc.
09/15/29	6.000%	1,000,000	2,675,625
Total			8,889,687

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 11.3%
Akorn, Inc.
06/01/16	3.500%	$1,620,000	$2,895,750
Corsicanto Ltd.
01/15/32	3.500%	1,900,000	2,239,910
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	10,020,000	7,539,609
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	8,320,000	20,125,248
InterMune, Inc.
Senior Unsecured
09/15/18	2.500%	3,800,000	3,158,750
12/15/17	2.500%	1,710,000	1,866,038
Mylan, Inc.
09/15/15	3.750%	1,750,000	4,070,937
Onyx Pharmaceuticals, Inc. Senior Unsecured
08/15/16	4.000%	1,500,000	3,752,812
Pacira Pharmaceuticals, Inc. Senior Unsecured (a)
02/01/19	3.250%	1,900,000	2,686,505
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	1,410,000	4,125,378
Salix Pharmaceuticals Ltd. Senior Notes
03/15/19	1.500%	5,300,000	6,250,687
Supernus Pharmaceuticals, Inc. Senior Secured (a)
05/01/19	7.500%	1,455,000	1,951,912
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	2,190,000	3,161,112
Vivus, Inc. Senior Unsecured (a)
05/01/20	4.500%	4,500,000	4,879,215
Total			68,703,863
Property & Casualty 1.5%
MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	3,806,000	4,544,668
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	3,100,000	4,340,000
Total			8,884,668

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads 0.8%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	$4,500,000	$4,710,938
REITs 2.2%
Forestar Group, Inc. Senior Unsecured
03/01/20	3.750%	1,900,000	2,333,105
SL Green Operating Partnership LP (a)
10/15/17	3.000%	4,800,000	5,799,000
Starwood Property Trust, Inc. Senior Unsecured
03/01/18	4.550%	4,758,000	5,096,437
Total			13,228,542
Retailers 0.5%
priceline.com, Inc. Senior Unsecured
03/15/15	1.250%	1,200,000	3,189,936
Technology 18.5%
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	2,840,000	3,285,880
Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	4,800,000	5,679,648
Concur Technologies, Inc. Senior Unsecured (a)
06/15/18	0.500%	4,758,000	4,820,568
Dealertrack Technologies, Inc.
03/15/17	1.500%	4,750,000	5,340,781
EMC Corp. Senior Unsecured
12/01/13	1.750%	6,500,000	10,050,625
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	1,550,000	2,881,063
Intel Corp.
08/01/39	3.250%	8,500,000	11,092,500
Ixia Senior Notes
12/15/15	3.000%	2,700,000	3,096,563
Mentor Graphics Corp.
04/01/31	4.000%	4,740,000	5,688,000
Micron Technology, Inc. Senior Unsecured (a)
02/15/33	2.125%	8,850,000	11,393,224

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Novellus Systems, Inc.
05/15/41	2.625%	$3,000,000	$4,497,720
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	5,450,000	5,647,562
ON Semiconductor Corp.
12/15/26	2.625%	5,250,000	6,201,562
Powerwave Technologies, Inc. Subordinated Notes (f)
10/01/27	3.875%	1,900,000	10,688
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	1,730,000	3,442,700
Salesforce.com, Inc. (a)
Senior Unsecured
04/01/18	0.250%	6,950,000	6,902,219
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	3,380,000	4,484,837
Shutterfly, Inc. Senior Unsecured (a)
05/15/18	0.250%	2,855,000	3,011,654
TIBCO Software, Inc. Senior Unsecured
05/01/32	2.250%	5,300,000	5,258,925
TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	4,000,000	4,020,000
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	3,900,000	5,494,125
Total			112,300,844
Textile 1.1%
Iconix Brand Group, Inc.
Senior Subordinated Notes
06/01/16	2.500%	1,800,000	2,101,500
Iconix Brand Group, Inc. (a)
Senior Subordinated Notes
03/15/18	1.500%	3,807,000	4,423,506
Total			6,525,006
Tobacco 0.8%
Vector Group Ltd. Senior Unsecured (d)
01/15/19	2.500%	3,900,000	4,592,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Transportation Services 1.5%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	$3,790,000	$3,411,000
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,400,000	3,045,672
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	2,500,000	2,926,650
Total			9,383,322
Wireless 1.6%
InterDigital, Inc.
03/15/16	2.500%	4,800,000	5,312,160

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	$1,695,000	$4,224,787
Total			9,536,947
Total Convertible Bonds (Cost: $401,854,879)			$453,854,314

		Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.109% (h)(i)		3,261,419	$3,261,419
Total Money Market Funds (Cost: $3,261,419)			$3,261,419
Total Investments
(Cost: $544,614,755) (j)			$609,449,400 (k)
Other Assets & Liabilities, Net			(2,258,268)
Net Assets			$607,191,132

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $145,480,530 or 23.96% of net assets.

(b)	Non-income producing.
(c)	Zero coupon bond.
(d)	Variable rate security.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $24,300, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc.
Senior Notes
12/15/15 6.500%	12-10-10 - 12-21-10	2,434,408

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2013, the value of these securities amounted to $34,988, which represents 0.01% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $24,300, which represents less than 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,891,361	48,664,550	(53,294,492)	3,261,419	4,078	3,261,419

(j)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $ 544,615,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,860,000
Unrealized Depreciation	(16,026,000)
Net Unrealized Appreciation	$64,834,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	2,436,400	—	—	2,436,400
Information Technology	2,918,400	—	—	2,918,400
Utilities	3,234,000	—	—	3,234,000
Convertible Preferred Stocks
Consumer Discretionary	15,375,150	9,909,906	—	25,285,056
Consumer Staples	—	11,517,737	—	11,517,737
Energy	5,217,085	22,802,174	—	28,019,259
Financials	31,265,066	15,495,615	—	46,760,681
Health Care	—	3,260,838	—	3,260,838
Industrials	8,837,380	4,948,163	—	13,785,543
Utilities	5,913,600	9,202,153	—	15,115,753
Total Equity Securities	75,197,081	77,136,586	—	152,333,667
Bonds
Convertible Bonds
Chemicals	—	—	24,300	24,300
All other industries	—	453,830,014	—	453,830,014
Total Bonds	—	453,830,014	24,300	453,854,314
Other
Money Market Funds	3,261,419	—	—	3,261,419
Total Other	3,261,419	—	—	3,261,419
Total	78,458,500	530,966,600	24,300	609,449,400

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible
Bonds ($)
Balance as of February 28, 2013	24,300
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2013	24,300

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2013 was $ 0.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Convertible Bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Value Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment Company — 105.8%

Value

Investment in Columbia Funds
Master Investment Trust LLC,
Columbia International Value
Master Portfolio (a)	$595,457,374
Total Investments	$595,457,374
Other Assets & Liabilities, Net	(32,599,691)
Net Assets	$562,857,683

Notes to Portfolio of Investments:

(a) The investment portfolio of the Columbia International Value Master Portfolio is included below. Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio). At May 31, 2013, Columbia International Value Fund owned 89.6% of the Master Portfolio.

Portfolio of Investments

Columbia International Value Master Portfolio

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 85.3%
FRANCE 16.9%
Carrefour SA	667,592	$19,545,415
Cie de St. Gobain	28,398	1,233,368
France Telecom SA	1,255,470	12,732,489
GDF Suez	1,134,818	23,143,703
Natixis	1,287,146	6,068,432
Renault SA	84,100	6,490,862
Sanofi	120,786	12,879,195
Suez Environnement Co.	666,469	8,581,872
Total SA	428,981	21,441,902
Total		112,117,238
GERMANY 3.6%
Daimler AG, Registered Shares	179,327	11,389,785
Deutsche Telekom AG, Registered Shares	1,103,100	12,562,531
Total		23,952,316
IRELAND 2.8%
CRH PLC	873,498	18,388,037
ITALY 6.0%
ENI SpA	667,087	15,170,568
Intesa Sanpaolo SpA	6,061,838	11,308,670
Telecom Italia SpA, Savings Shares	22,133,310	13,683,960
Total		40,163,198
JAPAN 24.6%
Astellas Pharma, Inc.	128,600	6,567,111
Canon, Inc.	374,400	12,792,690
Dai Nippon Printing Co., Ltd.	574,000	4,886,202
Daiichi Sankyo Co., Ltd.	715,500	11,747,125
FUJIFILM Holdings Corp.	432,305	8,921,528
Mitsubishi UFJ Financial Group, Inc.	1,729,931	10,039,683
MS&AD Insurance Group Holdings, Inc.	452,100	11,088,871
Nippon Telegraph & Telephone Corp.	397,200	19,589,909
NKSJ Holdings, Inc.	359,750	8,036,457
Ono Pharmaceutical Co., Ltd.	164,700	11,452,959
Rohm Co., Ltd.	191,400	6,991,403
Sumitomo Mitsui Financial Group, Inc.	165,542	6,535,561
Sumitomo Mitsui Trust Holdings, Inc.	1,175,000	4,813,970
Taisho Pharmaceutical Holdings Co., Ltd.	100,999	6,763,834
Takeda Pharmaceutical Co., Ltd.	200,200	8,873,335
TDK Corp.	185,000	7,004,865
Tokio Marine Holdings, Inc.	220,600	6,351,578

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toyota Motor Corp.	196,100	$11,444,267
Total		163,901,348
NETHERLANDS 5.0%
Aegon NV	1,833,373	12,508,745
Koninklijke Ahold NV	1,016,432	16,480,394
Wolters Kluwer NV	198,500	4,340,581
Total		33,329,720
SOUTH KOREA 1.5%
POSCO	34,205	9,682,855
SPAIN 1.1%
Telefonica SA (a)	554,896	7,634,792
SWEDEN 1.9%
Telefonaktiebolaget LM Ericsson, Class B	1,081,068	12,699,157
SWITZERLAND 3.7%
Swiss Re AG	156,100	11,463,113
UBS AG, Registered Shares	747,330	13,112,655
Total		24,575,768
UNITED KINGDOM 18.2%
AstraZeneca PLC	234,679	12,007,165
Barclays PLC	1,501,007	7,190,026
BP PLC	3,102,300	22,172,771
GlaxoSmithKline PLC	553,623	14,323,988
HSBC Holdings PLC	689,939	7,569,343
J Sainsbury PLC	1,694,829	9,615,307
Kingfisher PLC	2,063,100	10,748,395
Marks & Spencer Group PLC	1,946,780	13,777,282
Vodafone Group PLC	3,008,690	8,719,521
Wm Morrison Supermarkets PLC	3,598,665	14,948,604
Total		121,072,402
Total Common Stocks (Cost: $619,143,450)		$567,516,831

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	3,220,974	$3,220,974
Total Money Market Funds (Cost: $3,220,974)		$3,220,974
Total Investments
(Cost: $622,364,424) (d)		$570,737,805(e)
Other Assets & Liabilities, Net		94,102,617
Net Assets		$664,840,422

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,630,043	64,734,992	(70,144,061)	—	3,220,974	1,777	3,220,974

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $622,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$65,490,000
Unrealized Depreciation	(117,117,000)
Net Unrealized Depreciation	$(51,627,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	58,191,172	—	58,191,172
Consumer Staples	—	60,589,720	—	60,589,720
Energy	—	58,785,241	—	58,785,241
Financials	—	116,087,102	—	116,087,102
Health Care	—	84,614,712	—	84,614,712
Industrials	—	6,119,570	—	6,119,570
Information Technology	—	48,409,643	—	48,409,643
Materials	—	28,070,892	—	28,070,892
Telecommunication Services	—	74,923,203	—	74,923,203
Utilities	—	31,725,576	—	31,725,576
Total Equity Securities	—	567,516,831	—	567,516,831
Other
Money Market Funds	3,220,974	—	—	3,220,974
Total Other	3,220,974	—	—	3,220,974
Total	3,220,974	567,516,831	—	570,737,805

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Core Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 13.4%
Hotels, Restaurants & Leisure 4.2%
McDonald’s Corp.	170,270	$16,442,974
Starwood Hotels & Resorts Worldwide, Inc.	123,210	8,415,243
Total		24,858,217
Internet & Catalog Retail 1.5%
priceline.com, Inc. (a)	10,780	8,666,365
Media 5.2%
DISH Network Corp., Class A	192,373	7,414,056
Viacom, Inc., Class B	142,400	9,382,736
Walt Disney Co. (The)	214,740	13,545,799
Total		30,342,591
Specialty Retail 2.5%
Gap, Inc. (The)	172,062	6,977,114
Lowe’s Companies, Inc.	192,340	8,099,438
Total		15,076,552
TOTAL CONSUMER DISCRETIONARY		78,943,725
CONSUMER STAPLES 8.2%
Beverages 3.0%
PepsiCo, Inc.	215,700	17,422,089
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	174,170	11,805,242
Tobacco 3.2%
Philip Morris International, Inc.	207,447	18,859,007
TOTAL CONSUMER STAPLES		48,086,338
ENERGY 9.7%
Energy Equipment & Services 1.5%
Halliburton Co.	213,260	8,924,931
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	91,400	7,994,758
Chevron Corp.	215,725	26,480,244
EOG Resources, Inc.	60,690	7,835,079
Marathon Petroleum Corp.	71,940	5,935,050
Total		48,245,131
TOTAL ENERGY		57,170,062

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.7%
Capital Markets 1.6%
BlackRock, Inc.	34,600	$9,660,320
Commercial Banks 5.2%
PNC Financial Services Group, Inc. (The)	171,130	12,259,753
Wells Fargo & Co.	443,948	18,002,092
Total		30,261,845
Consumer Finance 1.9%
Capital One Financial Corp.	182,240	11,103,883
Diversified Financial Services 3.4%
JPMorgan Chase & Co.	360,921	19,702,677
Insurance 3.6%
ACE Ltd.	129,340	11,599,211
Prudential Financial, Inc.	142,470	9,826,156
Total		21,425,367
TOTAL FINANCIALS		92,154,092
HEALTH CARE 13.9%
Biotechnology 1.1%
Ariad Pharmaceuticals, Inc. (a)	67,360	1,235,383
Onyx Pharmaceuticals, Inc. (a)	16,466	1,571,680
Pharmacyclics, Inc. (a)	16,249	1,489,058
Vertex Pharmaceuticals, Inc. (a)	28,552	2,293,011
Total		6,589,132
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	290,670	10,658,869
Health Care Providers & Services 5.8%
Aetna, Inc.	160,090	9,666,234
Cardinal Health, Inc.	278,220	13,065,211
Express Scripts Holding Co. (a)	182,530	11,338,764
Total		34,070,209
Pharmaceuticals 5.2%
AbbVie, Inc.	199,290	8,507,690
Johnson & Johnson	259,827	21,872,237
Total		30,379,927
TOTAL HEALTH CARE		81,698,137

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.9%
Aerospace & Defense 4.7%
Honeywell International, Inc.	168,072	$13,186,929
Raytheon Co.	216,710	14,441,555
Total		27,628,484
Commercial Services & Supplies 1.5%
Tyco International Ltd.	261,951	8,856,563
Electrical Equipment 1.9%
Eaton Corp. PLC	165,841	10,955,456
Road & Rail 2.2%
Union Pacific Corp.	84,260	13,028,281
Trading Companies & Distributors 0.6%
United Rentals, Inc. (a)	58,920	3,349,013
TOTAL INDUSTRIALS		63,817,797
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 4.6%
Cisco Systems, Inc.	676,110	16,280,729
QUALCOMM, Inc.	167,607	10,639,692
Total		26,920,421
Computers & Peripherals 3.2%
Apple, Inc.	21,960	9,874,973
EMC Corp. (a)	360,554	8,927,317
Total		18,802,290
Internet Software & Services 3.2%
Google, Inc., Class A (a)	21,754	18,934,899
Semiconductors & Semiconductor Equipment 2.6%
Avago Technologies Ltd.	115,629	4,360,369
Cavium, Inc. (a)	99,430	3,257,327

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	132,220	$7,442,664
Total		15,060,360
Software 7.1%
Activision Blizzard, Inc.	436,630	6,300,571
Citrix Systems, Inc. (a)	63,510	4,086,868
Microsoft Corp.	473,810	16,526,493
Oracle Corp.	433,130	14,622,469
Total		41,536,401
TOTAL INFORMATION TECHNOLOGY		121,254,371
MATERIALS 2.7%
Chemicals 2.7%
LyondellBasell Industries NV, Class A	102,052	6,801,766
Monsanto Co.	88,150	8,871,416
Total		15,673,182
TOTAL MATERIALS		15,673,182
TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunication Services 2.6%
SBA Communications Corp., Class A (a)	115,500	8,693,685
Vodafone Group PLC, ADR	220,160	6,373,632
Total		15,067,317
TOTAL TELECOMMUNICATION SERVICES		15,067,317
Total Common Stocks (Cost: $472,731,490)		$573,865,021

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	14,630,863	$14,630,863
Total Money Market Funds (Cost: $14,630,863)		$14,630,863
Total Investments
(Cost: $487,362,353) (d)		$588,495,884(e)
Other Assets & Liabilities, Net		(1,963,695)
Net Assets		$586,532,189

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at May 31, 2013.

(c)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,840,690	51,104,150	(48,313,977)	14,630,863	4,529	14,630,863

(d)                                  At May 31, 2013, the cost of securities for federal income tax purposes was approximately $487,362,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,464,000
Unrealized Depreciation	(1,330,000)
Net Unrealized Appreciation	$101,134,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,943,725	—	—	78,943,725
Consumer Staples	48,086,338	—	—	48,086,338
Energy	57,170,062	—	—	57,170,062
Financials	92,154,092	—	—	92,154,092
Health Care	81,698,137	—	—	81,698,137
Industrials	63,817,797	—	—	63,817,797
Information Technology	121,254,371	—	—	121,254,371
Materials	15,673,182	—	—	15,673,182
Telecommunication Services	15,067,317	—	—	15,067,317
Total Equity Securities	573,865,021	—	—	573,865,021
Other
Money Market Funds	14,630,863	—	—	14,630,863
Total Other	14,630,863	—	—	14,630,863
Total	588,495,884	—	—	588,495,884

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.8%
Delphi Automotive PLC	41,300	$2,015,853
Hotels, Restaurants & Leisure 0.3%
International Game Technology	39,300	702,684
Internet & Catalog Retail 0.3%
Netflix, Inc. (a)	3,600	814,500
Media 5.0%
Comcast Corp., Class A	88,600	3,557,290
DIRECTV (a)	42,000	2,567,460
Discovery Communications, Inc., Class A (a)	29,500	2,326,370
Gannett Co., Inc.	38,700	832,050
Scripps Networks Interactive, Inc., Class A	25,900	1,744,624
Time Warner Cable, Inc.	9,800	935,998
Total		11,963,792
Multiline Retail 1.0%
Macy’s, Inc.	47,800	2,310,652
Specialty Retail 3.2%
CST Brands, Inc. (a)	1	24
Gap, Inc. (The)	55,700	2,258,635
Home Depot, Inc. (The)	50,100	3,940,866
TJX Companies, Inc.	29,600	1,498,056
Total		7,697,581
Textiles, Apparel & Luxury Goods 0.9%
Fossil, Inc. (a)	6,600	700,920
Ralph Lauren Corp.	8,700	1,523,283
Total		2,224,203
TOTAL CONSUMER DISCRETIONARY		27,729,265
CONSUMER STAPLES 10.6%
Beverages 0.7%
Coca-Cola Co. (The)	22,000	879,780
PepsiCo, Inc.	11,000	888,470
Total		1,768,250
Food & Staples Retailing 4.1%
CVS Caremark Corp.	53,000	3,051,740
Kroger Co. (The)	60,100	2,023,567
Safeway, Inc.	62,100	1,428,921

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	44,200	$3,307,928
Total		9,812,156
Food Products 1.9%
Campbell Soup Co.	18,300	783,423
General Mills, Inc.	36,600	1,723,128
Tyson Foods, Inc., Class A	81,000	2,025,000
Total		4,531,551
Household Products 0.8%
Kimberly-Clark Corp.	5,400	522,882
Procter & Gamble Co. (The)	19,600	1,504,496
Total		2,027,378
Tobacco 3.1%
Altria Group, Inc.	80,300	2,898,830
Lorillard, Inc.	46,700	1,981,948
Philip Morris International, Inc.	29,600	2,690,936
Total		7,571,714
TOTAL CONSUMER STAPLES		25,711,049
ENERGY 10.1%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.	26,600	1,830,346
Ensco PLC, Class A	7,500	451,275
Nabors Industries Ltd.	15,100	241,751
Total		2,523,372
Oil, Gas & Consumable Fuels 9.1%
Apache Corp.	20,900	1,716,517
Chevron Corp.	44,200	5,425,550
ConocoPhillips	47,800	2,932,052
Exxon Mobil Corp.	54,000	4,885,380
Marathon Oil Corp.	34,500	1,186,455
Marathon Petroleum Corp.	4,100	338,250
Phillips 66	15,400	1,025,178
Tesoro Corp.	36,200	2,231,730
Valero Energy Corp.	52,300	2,124,949
Total		21,866,061
TOTAL ENERGY		24,389,433
FINANCIALS 16.0%
Capital Markets 2.2%
Franklin Resources, Inc.	13,900	2,151,859
Goldman Sachs Group, Inc. (The)	19,500	3,160,560
Total		5,312,419

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 1.9%
Fifth Third Bancorp	28,200	$513,240
Wells Fargo & Co.	100,600	4,079,330
Total		4,592,570
Consumer Finance 1.0%
SLM Corp.	100,200	2,378,748
Diversified Financial Services 4.1%
Citigroup, Inc.	84,500	4,393,155
JPMorgan Chase & Co.	100,600	5,491,754
Total		9,884,909
Insurance 4.3%
American International Group, Inc. (a)	12,000	533,520
Aon PLC	32,300	2,056,541
Berkshire Hathaway, Inc., Class B (a)	11,200	1,277,584
MetLife, Inc.	61,700	2,727,757
Prudential Financial, Inc.	36,900	2,544,993
XL Group PLC	44,300	1,392,349
Total		10,532,744
Real Estate Investment Trusts (REITs) 2.5%
Host Hotels & Resorts, Inc.	100,200	1,782,558
Public Storage	10,900	1,654,620
Simon Property Group, Inc.	16,000	2,663,040
Total		6,100,218
TOTAL FINANCIALS		38,801,608
HEALTH CARE 12.5%
Biotechnology 2.0%
Amgen, Inc.	7,900	794,187
Celgene Corp. (a)	13,100	1,619,815
Gilead Sciences, Inc. (a)	42,600	2,320,848
Total		4,734,850
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	26,300	964,421
Becton Dickinson and Co.	21,700	2,140,054
Boston Scientific Corp. (a)	47,700	440,748
Medtronic, Inc.	49,200	2,509,692
St. Jude Medical, Inc.	44,800	1,936,704
Zimmer Holdings, Inc.	4,300	337,593
Total		8,329,212
Health Care Providers & Services 1.5%
AmerisourceBergen Corp.	37,000	2,000,960
Cardinal Health, Inc.	11,000	516,560

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.	14,800	$1,139,156
Total		3,656,676
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	33,800	1,555,138
Eli Lilly & Co.	48,200	2,562,312
Johnson & Johnson	22,800	1,919,304
Merck & Co., Inc.	12,600	588,420
Mylan, Inc. (a)	65,900	2,008,632
Pfizer, Inc.	176,200	4,797,926
Total		13,431,732
TOTAL HEALTH CARE		30,152,470
INDUSTRIALS 9.6%
Aerospace & Defense 2.4%
Boeing Co. (The)	11,000	1,089,220
Northrop Grumman Corp.	29,400	2,422,266
Raytheon Co.	33,600	2,239,104
Total		5,750,590
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	31,900	2,740,210
Electrical Equipment 2.4%
Emerson Electric Co.	41,900	2,407,574
Rockwell Automation, Inc.	22,000	1,936,440
Roper Industries, Inc.	12,700	1,577,594
Total		5,921,608
Industrial Conglomerates 1.9%
Danaher Corp.	38,300	2,367,706
General Electric Co.	92,100	2,147,772
Total		4,515,478
Machinery 0.4%
Cummins, Inc.	6,900	825,447
Dover Corp.	1,500	117,375
Total		942,822
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	8,900	873,446
Road & Rail 1.0%
Union Pacific Corp.	16,300	2,520,306
TOTAL INDUSTRIALS		23,264,460

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.2%
Cisco Systems, Inc.	173,200	$4,170,656
QUALCOMM, Inc.	17,600	1,117,248
Total		5,287,904
Computers & Peripherals 4.5%
Apple, Inc.	19,000	8,543,920
Seagate Technology PLC	23,200	999,456
Western Digital Corp.	22,700	1,437,364
Total		10,980,740
Internet Software & Services 2.8%
Google, Inc., Class A (a)	5,900	5,135,419
VeriSign, Inc. (a)	35,100	1,651,104
Total		6,786,523
IT Services 2.2%
Accenture PLC, Class A	8,700	714,357
International Business Machines Corp.	8,300	1,726,566
Mastercard, Inc., Class A	4,900	2,794,225
Total		5,235,148
Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	5,500	133,540
KLA-Tencor Corp.	23,800	1,339,702
NVIDIA Corp.	106,900	1,548,981
Total		3,022,223
Software 5.0%
CA, Inc.	71,500	1,952,665
Microsoft Corp. (b)	183,400	6,396,992
Oracle Corp.	113,400	3,828,384
Total		12,178,041
TOTAL INFORMATION TECHNOLOGY		43,490,579
MATERIALS 3.1%
Chemicals 2.9%
CF Industries Holdings, Inc.	10,300	1,966,888
Eastman Chemical Co.	28,500	2,044,020
LyondellBasell Industries NV, Class A	35,800	2,386,070
Mosaic Co. (The)	9,400	571,708
Total		6,968,686

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	14,600	$453,330
TOTAL MATERIALS		7,422,016
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	119,700	4,188,303
Verizon Communications, Inc.	67,900	3,291,792
Total		7,480,095
TOTAL TELECOMMUNICATION SERVICES		7,480,095
UTILITIES 3.2%
Electric Utilities 1.3%
American Electric Power Co., Inc.	43,500	1,993,170
Pinnacle West Capital Corp.	19,100	1,078,768
Total		3,071,938
Independent Power Producers & Energy Traders 0.6%
AES Corp. (The)	118,600	1,446,920
Multi-Utilities 1.3%
Ameren Corp.	35,300	1,201,612
Public Service Enterprise Group, Inc.	61,800	2,041,872
Total		3,243,484
TOTAL UTILITIES		7,762,342
Total Common Stocks (Cost: $153,256,408)		$236,203,317

	Shares	Value

Money Market Funds 13.4%
Columbia Short-Term Cash Fund, 0.109% (c)(d)	32,272,438	$32,272,438
Total Money Market Funds (Cost: $32,272,438)		$32,272,438
Total Investments
(Cost: $185,528,846) (e)		$268,475,755(f)
Other Assets & Liabilities, Net		(26,898,599)
Net Assets		$241,577,156

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	13	5,294,250	June 2013	17,330	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2013, investments in securities included securities valued at $2,163,800 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,247,525	46,680,755	(21,655,842)	32,272,438	1,627	32,272,438

(e)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $185,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,211,000
Unrealized Depreciation	(264,000)
Net Unrealized Appreciation	$82,947,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,729,265	—	—	27,729,265
Consumer Staples	25,711,049	—	—	25,711,049
Energy	24,389,433	—	—	24,389,433
Financials	38,801,608	—	—	38,801,608
Health Care	30,152,470	—	—	30,152,470
Industrials	23,264,460	—	—	23,264,460
Information Technology	43,490,579	—	—	43,490,579
Materials	7,422,016	—	—	7,422,016
Telecommunication Services	7,480,095	—	—	7,480,095
Utilities	7,762,342	—	—	7,762,342
Total Equity Securities	236,203,317	—	—	236,203,317
Other
Money Market Funds	32,272,438	—	—	32,272,438
Total Other	32,272,438	—	—	32,272,438
Investments in Securities	268,475,755	—	—	268,475,755
Derivatives
Assets
Futures Contracts	17,330	—	—	17,330
Total	268,493,085	—	—	268,493,085

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.4%
BorgWarner, Inc. (a)	20,915	$1,695,579
Delphi Automotive PLC	53,080	2,590,835
Goodyear Tire & Rubber Co. (The) (a)	44,394	672,125
Johnson Controls, Inc.	123,864	4,627,559
Total		9,586,098
Automobiles 0.5%
Ford Motor Co.	709,893	11,131,122
Harley-Davidson, Inc.	40,919	2,231,722
Total		13,362,844
Distributors 0.1%
Genuine Parts Co.	28,037	2,179,596
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (a)	18,149	362,799
H&R Block, Inc.	49,094	1,436,981
Total		1,799,780
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	80,388	2,660,843
Chipotle Mexican Grill, Inc. (a)	5,632	2,033,152
Darden Restaurants, Inc.	23,402	1,212,224
International Game Technology	47,857	855,683
Marriott International, Inc., Class A	44,103	1,852,767
McDonald’s Corp.	181,478	17,525,330
Starbucks Corp.	135,603	8,552,481
Starwood Hotels & Resorts Worldwide, Inc.	35,056	2,394,325
Wyndham Worldwide Corp.	24,706	1,435,913
Wynn Resorts Ltd.	14,435	1,961,572
Yum! Brands, Inc.	81,561	5,525,758
Total		46,010,048
Household Durables 0.3%
D.R. Horton, Inc.	50,578	1,232,080
Garmin Ltd.	19,848	693,291
Harman International Industries, Inc.	12,288	652,493
Leggett & Platt, Inc.	25,838	826,816
Lennar Corp., Class A	29,866	1,174,331
Newell Rubbermaid, Inc.	51,836	1,401,645
PulteGroup, Inc. (a)	61,582	1,329,555
Whirlpool Corp.	14,196	1,813,681
Total		9,123,892
Internet & Catalog Retail 1.1%
Amazon.com, Inc. (a)	65,825	17,708,900
Expedia, Inc.	16,889	970,442

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc. (a)	10,121	$2,289,876
priceline.com, Inc. (a)	9,386	7,545,687
TripAdvisor, Inc. (a)	19,924	1,284,899
Total		29,799,804
Leisure Equipment & Products 0.1%
Hasbro, Inc.	20,762	923,494
Mattel, Inc.	62,355	2,790,386
Total		3,713,880
Media 3.5%
Cablevision Systems Corp., Class A	38,829	587,094
CBS Corp., Class B Non Voting	105,906	5,242,347
Comcast Corp., Class A	477,747	19,181,542
DIRECTV (a)	103,722	6,340,526
Discovery Communications, Inc., Class A (a)	44,392	3,500,753
Gannett Co., Inc.	41,606	894,529
Interpublic Group of Companies, Inc. (The)	74,927	1,065,462
News Corp., Class A	361,960	11,622,536
Omnicom Group, Inc.	47,311	2,939,432
Scripps Networks Interactive, Inc., Class A	15,580	1,049,469
Time Warner Cable, Inc.	53,493	5,109,116
Time Warner, Inc.	169,173	9,874,628
Viacom, Inc., Class B	82,400	5,429,336
Walt Disney Co. (The)	326,759	20,611,958
Washington Post Co. (The), Class B	812	379,391
Total		93,828,119
Multiline Retail 0.8%
Dollar General Corp. (a)	54,774	2,892,067
Dollar Tree, Inc. (a)	41,140	1,976,366
Family Dollar Stores, Inc.	17,380	1,062,787
JCPenney Co., Inc. (a)	25,810	453,740
Kohl’s Corp.	38,276	1,967,769
Macy’s, Inc.	71,562	3,459,307
Nordstrom, Inc.	27,085	1,593,140
Target Corp.	117,810	8,187,795
Total		21,592,971
Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	14,404	721,352
AutoNation, Inc. (a)	7,030	325,700
AutoZone, Inc. (a)	6,563	2,683,151
Bed Bath & Beyond, Inc. (a)	40,949	2,794,769
Best Buy Co., Inc.	48,136	1,326,147

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	41,280	$1,930,666
CST Brands, Inc. (a)(b)	—	7
GameStop Corp., Class A	21,912	726,602
Gap, Inc. (The)	53,775	2,180,576
Home Depot, Inc. (The)	270,645	21,288,936
L Brands, Inc.	43,331	2,166,983
Lowe’s Companies, Inc.	200,903	8,460,025
O’Reilly Automotive, Inc. (a)	20,129	2,192,250
PetSmart, Inc.	19,440	1,312,200
Ross Stores, Inc.	40,270	2,589,361
Staples, Inc.	121,975	1,829,625
Tiffany & Co.	21,549	1,676,081
TJX Companies, Inc.	132,015	6,681,279
Urban Outfitters, Inc. (a)	19,793	829,921
Total		61,715,631
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	50,831	2,961,414
Fossil, Inc. (a)	9,646	1,024,405
Nike, Inc., Class B	131,330	8,097,808
PVH Corp.	14,150	1,629,938
Ralph Lauren Corp.	11,008	1,927,391
VF Corp.	15,949	2,932,383
Total		18,573,339
TOTAL CONSUMER DISCRETIONARY		311,286,002
CONSUMER STAPLES 10.3%
Beverages 2.3%
Beam, Inc.	29,006	1,880,749
Brown-Forman Corp., Class B	27,443	1,888,627
Coca-Cola Co. (The)	693,735	27,742,463
Coca-Cola Enterprises, Inc.	47,479	1,764,320
Constellation Brands, Inc., Class A (a)	27,572	1,461,592
Dr. Pepper Snapple Group, Inc.	36,846	1,694,179
Molson Coors Brewing Co., Class B	28,266	1,396,623
Monster Beverage Corp. (a)	26,048	1,421,960
PepsiCo, Inc.	279,218	22,552,438
Total		61,802,951
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	78,864	8,649,015
CVS Caremark Corp.	222,866	12,832,624
Kroger Co. (The)	93,845	3,159,761
Safeway, Inc.	43,376	998,082
SYSCO Corp.	106,046	3,584,355
Wal-Mart Stores, Inc.	302,757	22,658,334

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreen Co.	155,689	$7,435,706
Whole Foods Market, Inc.	62,356	3,233,782
Total		62,551,659
Food Products 1.7%
Archer-Daniels-Midland Co.	119,212	3,842,203
Campbell Soup Co.	32,433	1,388,457
ConAgra Foods, Inc.	74,923	2,524,156
General Mills, Inc.	117,055	5,510,949
Hershey Co. (The)	27,179	2,421,921
HJ Heinz Co.	58,050	4,200,498
Hormel Foods Corp.	24,337	969,099
JM Smucker Co. (The)	19,418	1,960,441
Kellogg Co.	45,217	2,805,715
Kraft Foods Group, Inc.	107,226	5,911,369
McCormick & Co., Inc.	24,007	1,658,404
Mead Johnson Nutrition Co.	36,677	2,973,404
Mondelez International, Inc., Class A	321,855	9,481,848
Tyson Foods, Inc., Class A	51,330	1,283,250
Total		46,931,714
Household Products 2.1%
Clorox Co. (The)	23,688	1,967,999
Colgate-Palmolive Co.	159,152	9,205,352
Kimberly-Clark Corp.	70,142	6,791,850
Procter & Gamble Co. (The)	494,433	37,952,677
Total		55,917,878
Personal Products 0.2%
Avon Products, Inc.	78,216	1,843,551
Estee Lauder Companies, Inc. (The), Class A	43,410	2,942,330
Total		4,785,881
Tobacco 1.7%
Altria Group, Inc.	363,800	13,133,180
Lorillard, Inc.	68,659	2,913,888
Philip Morris International, Inc.	298,235	27,112,544
Reynolds American, Inc.	58,237	2,801,782
Total		45,961,394
TOTAL CONSUMER STAPLES		277,951,477
ENERGY 10.4%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	79,967	3,636,899
Cameron International Corp. (a)	44,860	2,730,628
Diamond Offshore Drilling, Inc.	12,591	866,387

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Ensco PLC, Class A	42,057	$2,530,570
FMC Technologies, Inc. (a)	43,039	2,395,551
Halliburton Co.	168,668	7,058,756
Helmerich & Payne, Inc.	19,224	1,186,890
Nabors Industries Ltd.	52,688	843,535
National Oilwell Varco, Inc.	77,218	5,428,425
Noble Corp.	45,743	1,772,541
Rowan Companies PLC, Class A (a)	22,506	748,099
Schlumberger Ltd.	240,407	17,556,923
Total		46,755,204
Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	90,612	7,925,832
Apache Corp.	70,892	5,822,360
Cabot Oil & Gas Corp.	38,107	2,681,209
Chesapeake Energy Corp.	94,230	2,057,983
Chevron Corp.	351,645	43,164,424
ConocoPhillips	220,999	13,556,079
CONSOL Energy, Inc.	41,294	1,432,076
Denbury Resources, Inc. (a)	67,618	1,240,790
Devon Energy Corp.	68,351	3,885,754
EOG Resources, Inc.	49,170	6,347,847
EQT Corp.	27,242	2,176,091
Exxon Mobil Corp. (c)	810,952	73,366,828
Hess Corp.	53,758	3,623,827
Kinder Morgan Management LLC (d)	60,281	49
Kinder Morgan, Inc.	114,340	4,342,633
Marathon Oil Corp.	128,095	4,405,187
Marathon Petroleum Corp.	59,992	4,949,340
Murphy Oil Corp.	32,808	2,077,403
Newfield Exploration Co. (a)	24,496	582,760
Noble Energy, Inc.	64,986	3,746,443
Occidental Petroleum Corp.	145,815	13,425,187
Peabody Energy Corp.	48,820	960,289
Phillips 66	112,502	7,489,258
Pioneer Natural Resources Co.	23,952	3,321,663
QEP Resources, Inc.	32,334	916,992
Range Resources Corp.	29,490	2,217,058
Southwestern Energy Co. (a)	63,541	2,394,860
Spectra Energy Corp.	120,920	3,696,525
Tesoro Corp.	24,886	1,534,222
Valero Energy Corp.	100,064	4,065,600
Williams Companies, Inc. (The)	123,365	4,339,981
WPX Energy, Inc. (a)	36,236	697,905
Total		232,444,455
TOTAL ENERGY		279,199,659

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 16.4%
Capital Markets 2.2%
Ameriprise Financial, Inc. (e)	36,831	$3,002,463
Bank of New York Mellon Corp. (The)	210,579	6,330,005
BlackRock, Inc.	22,784	6,361,293
Charles Schwab Corp. (The)	198,935	3,950,849
E*TRADE Financial Corp. (a)	51,697	601,236
Franklin Resources, Inc.	24,995	3,869,476
Goldman Sachs Group, Inc. (The)	79,196	12,836,088
Invesco Ltd.	79,810	2,692,789
Legg Mason, Inc.	20,798	728,762
Morgan Stanley	248,481	6,435,658
Northern Trust Corp.	39,369	2,289,307
State Street Corp.	82,706	5,473,483
T. Rowe Price Group, Inc.	46,880	3,556,317
Total		58,127,726
Commercial Banks 2.8%
BB&T Corp.	126,672	4,170,042
Comerica, Inc.	33,990	1,342,265
Fifth Third Bancorp	158,412	2,883,098
First Horizon National Corp.	44,035	505,522
Huntington Bancshares, Inc.	152,388	1,181,007
KeyCorp	167,239	1,802,837
M&T Bank Corp.	22,139	2,322,381
PNC Financial Services Group, Inc. (The)	95,662	6,853,226
Regions Financial Corp.	255,820	2,335,637
SunTrust Banks, Inc.	97,560	3,130,700
U.S. Bancorp	337,288	11,825,317
Wells Fargo & Co.	887,247	35,977,866
Zions Bancorporation	33,328	934,850
Total		75,264,748
Consumer Finance 1.0%
American Express Co.	173,944	13,169,300
Capital One Financial Corp.	105,392	6,421,535
Discover Financial Services	89,667	4,251,112
SLM Corp.	82,028	1,947,345
Total		25,789,292
Diversified Financial Services 4.0%
Bank of America Corp.	1,958,424	26,752,072
Citigroup, Inc.	550,006	28,594,812
CME Group, Inc.	55,535	3,772,492
IntercontinentalExchange, Inc. (a)	13,169	2,254,664
JPMorgan Chase & Co.	692,761	37,817,823
Leucadia National Corp.	53,091	1,665,996
McGraw Hill Financial, Inc.	50,800	2,771,140
Moody’s Corp.	35,086	2,331,114

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	21,277	$669,374
NYSE Euronext	43,990	1,769,718
Total		108,399,205
Insurance 4.2%
ACE Ltd.	61,405	5,506,800
Aflac, Inc.	84,646	4,713,936
Allstate Corp. (The)	86,418	4,168,804
American International Group, Inc. (a)	267,190	11,879,268
Aon PLC	56,391	3,590,415
Assurant, Inc.	14,250	708,795
Berkshire Hathaway, Inc., Class B (a)	330,128	37,657,701
Chubb Corp. (The)	47,257	4,116,085
Cincinnati Financial Corp.	26,565	1,257,587
Genworth Financial, Inc., Class A (a)	89,181	964,047
Hartford Financial Services Group, Inc.	79,014	2,420,199
Lincoln National Corp.	49,116	1,751,477
Loews Corp.	56,048	2,568,119
Marsh & McLennan Companies, Inc.	99,263	3,972,505
MetLife, Inc.	197,935	8,750,706
Principal Financial Group, Inc.	49,938	1,890,153
Progressive Corp. (The)	100,575	2,563,657
Prudential Financial, Inc.	84,160	5,804,515
Torchmark Corp.	16,976	1,095,122
Travelers Companies, Inc. (The)	68,417	5,727,871
Unum Group	48,835	1,390,821
XL Group PLC	53,382	1,677,796
Total		114,176,379
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	71,526	5,567,584
Apartment Investment & Management Co., Class A	26,408	799,106
AvalonBay Communities, Inc.	21,985	2,916,530
Boston Properties, Inc.	27,467	2,927,433
Equity Residential	57,995	3,279,617
HCP, Inc.	82,057	3,887,861
Health Care REIT, Inc.	50,799	3,455,856
Host Hotels & Resorts, Inc.	131,552	2,340,310
Kimco Realty Corp.	73,839	1,635,534
Macerich Co. (The)	24,850	1,613,013
Plum Creek Timber Co., Inc.	29,400	1,402,380
ProLogis, Inc.	89,373	3,601,732
Public Storage	26,112	3,963,802
Simon Property Group, Inc.	56,760	9,447,134
Ventas, Inc.	52,821	3,769,835
Vornado Realty Trust	30,660	2,451,267

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	98,698	$2,943,174
Total		56,002,168
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	55,080	1,276,755
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	86,062	731,527
People’s United Financial, Inc.	61,316	843,708
Total		1,575,235
TOTAL FINANCIALS		440,611,508
HEALTH CARE 12.4%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc. (a)	35,351	3,448,137
Amgen, Inc.	135,439	13,615,683
Biogen Idec, Inc. (a)	42,784	10,160,772
Celgene Corp. (a)	75,811	9,374,030
Gilead Sciences, Inc. (a)	275,524	15,010,547
Regeneron Pharmaceuticals, Inc. (a)	13,800	3,337,806
Total		54,946,975
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	284,269	10,424,144
Baxter International, Inc.	98,813	6,949,518
Becton Dickinson and Co.	35,083	3,459,885
Boston Scientific Corp. (a)	245,700	2,270,268
CareFusion Corp. (a)	40,286	1,480,511
Covidien PLC	85,454	5,434,874
CR Bard, Inc.	13,760	1,418,518
DENTSPLY International, Inc.	25,855	1,079,705
Edwards Lifesciences Corp. (a)	20,671	1,373,795
Intuitive Surgical, Inc. (a)	7,274	3,619,033
Medtronic, Inc.	183,059	9,337,840
St. Jude Medical, Inc.	51,198	2,213,290
Stryker Corp.	52,330	3,474,189
Varian Medical Systems, Inc. (a)	19,737	1,322,576
Zimmer Holdings, Inc.	30,652	2,406,489
Total		56,264,635
Health Care Providers & Services 1.9%
Aetna, Inc.	68,829	4,155,907
AmerisourceBergen Corp.	41,682	2,254,163
Cardinal Health, Inc.	61,699	2,897,385
CIGNA Corp.	51,777	3,515,658
DaVita HealthCare Partners, Inc. (a)	15,273	1,894,921

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Express Scripts Holding Co. (a)	148,137	$9,202,270
Five Star Quality Care, Inc. (d)	23,000	1
Humana, Inc.	28,645	2,313,943
Laboratory Corp. of America Holdings (a)	16,867	1,678,098
McKesson Corp.	42,134	4,797,377
Patterson Companies, Inc.	15,141	591,710
Quest Diagnostics, Inc.	28,629	1,770,417
Tenet Healthcare Corp. (a)	18,859	893,351
UnitedHealth Group, Inc.	185,488	11,617,114
WellPoint, Inc.	55,032	4,235,813
Total		51,818,128
Health Care Technology 0.1%
Cerner Corp. (a)	26,509	2,605,305
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	62,813	2,854,851
Life Technologies Corp. (a)	31,141	2,307,548
PerkinElmer, Inc.	20,607	645,411
Thermo Fisher Scientific, Inc.	64,736	5,716,189
Waters Corp. (a)	15,537	1,502,583
Total		13,026,582
Pharmaceuticals 5.7%
AbbVie, Inc.	286,119	12,214,420
Actavis, Inc. (a)	23,149	2,854,040
Allergan, Inc.	55,682	5,539,802
Bristol-Myers Squibb Co.	296,351	13,635,109
Eli Lilly & Co.	180,685	9,605,215
Forest Laboratories, Inc. (a)	42,433	1,686,712
Hospira, Inc. (a)	29,957	1,038,909
Johnson & Johnson	505,964	42,592,049
Merck & Co., Inc.	547,060	25,547,702
Mylan, Inc. (a)	71,572	2,181,515
Perrigo Co.	15,971	1,851,199
Pfizer, Inc.	1,301,183	35,431,213
Total		154,177,885
TOTAL HEALTH CARE		332,839,510
INDUSTRIALS 9.9%
Aerospace & Defense 2.4%
Boeing Co. (The)	123,189	12,198,175
General Dynamics Corp.	60,126	4,635,715
Honeywell International, Inc.	141,878	11,131,748
L-3 Communications Holdings, Inc.	16,269	1,384,329

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Lockheed Martin Corp.	48,454	$5,127,887
Northrop Grumman Corp.	42,931	3,537,085
Precision Castparts Corp.	26,507	5,670,378
Raytheon Co.	58,911	3,925,829
Rockwell Collins, Inc.	24,696	1,599,066
Textron, Inc.	49,144	1,324,922
United Technologies Corp.	152,626	14,484,207
Total		65,019,341
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	29,131	1,651,436
Expeditors International of Washington, Inc.	37,352	1,457,849
FedEx Corp.	52,948	5,101,010
United Parcel Service, Inc., Class B	129,435	11,118,467
Total		19,328,762
Airlines 0.1%
Southwest Airlines Co.	131,789	1,867,450
Building Products 0.1%
Masco Corp.	64,524	1,356,294
Commercial Services & Supplies 0.5%
ADT Corp. (The)	39,910	1,619,947
Avery Dennison Corp.	18,118	788,133
Cintas Corp.	18,954	865,345
Iron Mountain, Inc.	30,294	1,085,737
Pitney Bowes, Inc.	36,418	534,616
Republic Services, Inc.	53,803	1,834,682
Stericycle, Inc. (a)	15,595	1,711,707
Tyco International Ltd.	84,370	2,852,550
Waste Management, Inc.	79,171	3,319,640
Total		14,612,357
Construction & Engineering 0.2%
Fluor Corp.	29,390	1,857,742
Jacobs Engineering Group, Inc. (a)	23,617	1,346,405
Quanta Services, Inc. (a)	38,606	1,095,252
Total		4,299,399
Electrical Equipment 0.7%
Eaton Corp. PLC	85,258	5,632,144
Emerson Electric Co.	130,692	7,509,562
Rockwell Automation, Inc.	25,283	2,225,410
Roper Industries, Inc.	17,901	2,223,662
Total		17,590,778

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.3%
3M Co.	114,895	$12,669,472
Danaher Corp.	104,923	6,486,340
General Electric Co.	1,882,035	43,889,056
Total		63,044,868
Machinery 1.7%
Caterpillar, Inc.	118,576	10,173,821
Cummins, Inc.	31,940	3,820,982
Deere & Co.	70,511	6,142,213
Dover Corp.	31,595	2,472,309
Flowserve Corp.	8,718	1,465,757
Illinois Tool Works, Inc.	75,172	5,271,812
Ingersoll-Rand PLC	49,903	2,870,920
Joy Global, Inc.	19,201	1,038,390
PACCAR, Inc.	63,990	3,429,864
Pall Corp.	20,092	1,370,274
Parker Hannifin Corp.	27,014	2,694,917
Pentair Ltd.	37,289	2,171,711
Snap-On, Inc.	10,555	961,455
Stanley Black & Decker, Inc.	29,021	2,299,044
Xylem, Inc.	33,719	948,853
Total		47,132,322
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	7,390	725,255
Equifax, Inc.	21,777	1,326,219
Robert Half International, Inc.	25,241	877,377
Total		2,928,851
Road & Rail 0.9%
CSX Corp.	184,771	4,658,077
Kansas City Southern	19,920	2,205,144
Norfolk Southern Corp.	56,917	4,359,273
Ryder System, Inc.	9,321	587,596
Union Pacific Corp.	84,964	13,137,133
Total		24,947,223
Trading Companies & Distributors 0.2%
Fastenal Co.	48,848	2,548,889
WW Grainger, Inc.	10,832	2,788,590
Total		5,337,479
TOTAL INDUSTRIALS		267,465,124
INFORMATION TECHNOLOGY 17.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	965,042	23,238,211
F5 Networks, Inc. (a)	14,211	1,182,497

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Harris Corp.	20,438	$1,024,557
JDS Uniphase Corp. (a)	42,557	579,626
Juniper Networks, Inc. (a)	93,315	1,654,475
Motorola Solutions, Inc.	49,955	2,895,392
QUALCOMM, Inc.	310,974	19,740,630
Total		50,315,388
Computers & Peripherals 4.0%
Apple, Inc.	169,960	76,427,613
Dell, Inc.	264,324	3,528,725
EMC Corp. (a)	380,912	9,431,381
Hewlett-Packard Co.	353,415	8,630,394
NetApp, Inc. (a)	65,238	2,448,382
SanDisk Corp. (a)	43,771	2,583,365
Seagate Technology PLC	57,812	2,490,541
Western Digital Corp.	39,203	2,482,334
Total		108,022,735
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	28,927	2,253,413
Corning, Inc.	266,517	4,096,366
FLIR Systems, Inc.	26,216	638,622
Jabil Circuit, Inc.	33,297	667,938
Molex, Inc.	25,076	735,730
TE Connectivity Ltd.	76,086	3,377,457
Total		11,769,526
Internet Software & Services 2.2%
Akamai Technologies, Inc. (a)	32,217	1,485,848
eBay, Inc. (a)	211,203	11,426,082
Google, Inc., Class A (a)	48,318	42,056,470
VeriSign, Inc. (a)	27,610	1,298,775
Yahoo!, Inc. (a)	175,415	4,613,415
Total		60,880,590
IT Services 3.7%
Accenture PLC, Class A	116,646	9,577,803
Automatic Data Processing, Inc.	87,784	6,032,517
Cognizant Technology Solutions Corp., Class A (a)	54,608	3,530,407
Computer Sciences Corp.	27,780	1,239,266
Fidelity National Information Services, Inc.	53,062	2,382,484
Fiserv, Inc. (a)	24,180	2,107,529
International Business Machines Corp.	189,620	39,444,752
Mastercard, Inc., Class A	19,129	10,908,312
Paychex, Inc.	58,608	2,181,976

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
SAIC, Inc.	51,342	$744,459
Teradata Corp. (a)	30,007	1,672,890
Total System Services, Inc.	29,088	683,859
Visa, Inc., Class A	93,351	16,629,547
Western Union Co. (The)	102,929	1,685,977
Total		98,821,778
Office Electronics 0.1%
Xerox Corp.	221,525	1,947,205
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (a)	109,876	439,504
Altera Corp.	57,885	1,921,203
Analog Devices, Inc.	55,368	2,543,052
Applied Materials, Inc.	217,220	3,301,744
Broadcom Corp., Class A	94,761	3,402,868
First Solar, Inc. (a)	10,884	591,872
Intel Corp.	895,221	21,735,966
KLA-Tencor Corp.	30,091	1,693,822
Lam Research Corp. (a)	29,362	1,373,554
Linear Technology Corp.	42,096	1,578,600
LSI Corp. (a)	99,490	736,226
Microchip Technology, Inc.	35,359	1,289,896
Micron Technology, Inc. (a)	184,928	2,159,959
NVIDIA Corp.	104,579	1,515,350
Teradyne, Inc. (a)	34,440	617,854
Texas Instruments, Inc.	199,954	7,176,349
Xilinx, Inc.	47,323	1,923,680
Total		54,001,499
Software 3.5%
Adobe Systems, Inc. (a)	90,263	3,873,185
Autodesk, Inc. (a)	40,688	1,535,158
BMC Software, Inc. (a)	23,816	1,078,746
CA, Inc.	60,238	1,645,100
Citrix Systems, Inc. (a)	33,735	2,170,847
Electronic Arts, Inc. (a)	54,299	1,248,334
Intuit, Inc.	50,406	2,945,727
Microsoft Corp.	1,364,474	47,592,853
Oracle Corp.	668,387	22,564,745
Red Hat, Inc. (a)	34,978	1,686,989
Salesforce.com, Inc. (a)	97,476	4,126,159
Symantec Corp. (a)	124,737	2,792,862
Total		93,260,705
TOTAL INFORMATION TECHNOLOGY		479,019,426

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.3%
Chemicals 2.4%
Air Products & Chemicals, Inc.	37,600	$3,549,816
Airgas, Inc.	12,381	1,273,881
CF Industries Holdings, Inc.	10,733	2,049,574
Dow Chemical Co. (The)	218,004	7,512,418
Eastman Chemical Co.	27,869	1,998,765
Ecolab, Inc.	48,059	4,059,544
EI du Pont de Nemours & Co.	169,127	9,435,595
FMC Corp.	24,937	1,563,799
International Flavors & Fragrances, Inc.	14,765	1,185,482
LyondellBasell Industries NV, Class A	68,737	4,581,321
Monsanto Co.	96,997	9,761,778
Mosaic Co. (The)	50,065	3,044,953
PPG Industries, Inc.	25,866	3,973,276
Praxair, Inc.	53,605	6,128,660
Sherwin-Williams Co. (The)	15,539	2,929,568
Sigma-Aldrich Corp.	21,808	1,824,457
Total		64,872,887
Construction Materials 0.1%
Vulcan Materials Co.	23,530	1,260,737
Containers & Packaging 0.2%
Ball Corp.	27,056	1,167,737
Bemis Co., Inc.	18,635	729,560
MeadWestvaco Corp.	31,786	1,112,510
Owens-Illinois, Inc. (a)	29,683	814,799
Sealed Air Corp.	35,242	846,513
Total		4,671,119
Metals & Mining 0.5%
Alcoa, Inc.	193,534	1,645,039
Allegheny Technologies, Inc.	19,461	536,540
Cliffs Natural Resources, Inc.	27,428	494,801
Freeport-McMoRan Copper & Gold, Inc.	187,837	5,832,339
Newmont Mining Corp.	89,912	3,082,183
Nucor Corp.	57,505	2,559,547
United States Steel Corp.	26,130	462,240
Total		14,612,689
Paper & Forest Products 0.1%
International Paper Co.	79,876	3,686,277
TOTAL MATERIALS		89,103,709

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	993,980	$34,779,360
CenturyLink, Inc.	113,274	3,868,307
Frontier Communications Corp.	180,680	748,015
Verizon Communications, Inc.	517,326	25,079,964
Windstream Corp.	106,854	858,038
Total		65,333,684
Wireless Telecommunication Services 0.3%
Crown Castle International Corp. (a)	53,039	3,779,029
Sprint Nextel Corp. (a)	544,913	3,977,865
Total		7,756,894
TOTAL TELECOMMUNICATION SERVICES		73,090,578
UTILITIES 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	87,894	4,027,303
Duke Energy Corp.	127,553	8,537,122
Edison International	58,980	2,709,541
Entergy Corp.	32,215	2,218,969
Exelon Corp.	154,771	4,850,523
FirstEnergy Corp.	75,700	2,953,057
NextEra Energy, Inc.	76,701	5,800,130
Northeast Utilities	56,888	2,370,523
Pepco Holdings, Inc.	44,919	932,968
Pinnacle West Capital Corp.	19,841	1,120,620
PPL Corp.	105,496	3,133,231
Southern Co. (The)	157,298	6,905,382
Xcel Energy, Inc.	88,372	2,538,044
Total		48,097,413
Gas Utilities 0.1%
AGL Resources, Inc.	21,349	903,703
ONEOK, Inc.	37,114	1,675,326
Total		2,579,029

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	112,051	$1,367,022
NRG Energy, Inc.	58,493	1,492,742
Total		2,859,764
Multi-Utilities 1.1%
Ameren Corp.	43,924	1,495,173
CenterPoint Energy, Inc.	77,415	1,794,480
CMS Energy Corp.	47,911	1,291,202
Consolidated Edison, Inc.	52,987	3,023,968
Dominion Resources, Inc.	104,315	5,899,013
DTE Energy Co.	31,244	2,081,163
Integrys Energy Group, Inc.	14,205	817,214
NiSource, Inc.	56,333	1,618,447
PG&E Corp.	79,373	3,564,641
Public Service Enterprise Group, Inc.	91,573	3,025,572
SCANA Corp.	23,977	1,209,400
Sempra Energy	40,928	3,327,446
TECO Energy, Inc.	36,979	651,200
Wisconsin Energy Corp.	41,457	1,691,860
Total		31,490,779
TOTAL UTILITIES		85,026,985
Total Common Stocks (Cost: $2,019,138,968)		$2,635,593,978

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.109% (e)(f)	50,245,141	$50,245,141
Total Money Market Funds (Cost: $50,245,141)		$50,245,141
Total Investments (Cost: $2,069,384,109) (g)		$2,685,839,119(h)
Other Assets & Liabilities, Net		4,682,199
Net Assets		$2,690,521,318

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	130	52,942,500	June 2013	2,099,539	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents fractional shares.

(c)	At May 31, 2013, investments in securities included securities valued at $5,428,200 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $50, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-02	2
Kinder Morgan Management LLC	09-26-02-05-20-08	14

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Ameriprise Financial, Inc.	1,159,328	—	(22,299)	16,068	1,153,097	19,152	3,002,463
Columbia Short-Term Cash Fund	57,654,389	34,774,364	(42,183,612)	—	50,245,141	17,264	50,245,141
Total	58,813,717	34,774,364	(42,205,911)	16,068	51,398,238	36,416	53,247,604

(f)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(g)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $2,069,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$863,217,000
Unrealized Depreciation	(246,762,000)
Net Unrealized Appreciation	$616,455,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	311,286,002	—	—	311,286,002
Consumer Staples	277,951,477	—	—	277,951,477
Energy	279,199,610	49	—	279,199,659
Financials	440,611,508	—	—	440,611,508
Health Care	332,839,509	1	—	332,839,510
Industrials	267,465,124	—	—	267,465,124
Information Technology	479,019,426	—	—	479,019,426
Materials	89,103,709	—	—	89,103,709
Telecommunication Services	73,090,578	—	—	73,090,578
Utilities	85,026,985	—	—	85,026,985
Total Equity Securities	2,635,593,928	50	—	2,635,593,978
Other
Money Market Funds	50,245,141	—	—	50,245,141
Total Other	50,245,141	—	—	50,245,141
Investments in Securities	2,685,839,069	50	—	2,685,839,119
Derivatives
Assets
Futures Contracts	2,099,539	—	—	2,099,539
Total	2,687,938,608	50	—	2,687,938,658

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Marsico 21st Century Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 22.7%
Automobiles 1.2%
Tesla Motors, Inc. (a)	130,857	$12,792,580
Distributors 1.0%
LKQ Corp. (a)	424,930	10,402,286
Hotels, Restaurants & Leisure 5.8%
Chipotle Mexican Grill, Inc. (a)	42,752	15,433,472
Dunkin’ Brands Group, Inc.	477,923	18,925,751
Wynn Resorts Ltd.	189,153	25,704,001
Total		60,063,224
Internet & Catalog Retail 1.1%
Expedia, Inc.	199,936	11,488,323
Media 4.8%
Liberty Global, Inc., Class C (a)	266,340	18,294,895
Walt Disney Co. (The)	502,367	31,689,310
Total		49,984,205
Multiline Retail 2.2%
Dollar Tree, Inc. (a)	475,664	22,850,898
Specialty Retail 5.1%
Monro Muffler Brake, Inc.	224,388	10,550,724
Ross Stores, Inc.	293,001	18,839,964
Tractor Supply Co.	213,918	23,954,538
Total		53,345,226
Textiles, Apparel & Luxury Goods 1.5%
Ralph Lauren Corp.	90,162	15,786,465
TOTAL CONSUMER DISCRETIONARY		236,713,207
CONSUMER STAPLES 8.5%
Beverages 3.0%
Constellation Brands, Inc., Class A (a)	428,456	22,712,453
Monster Beverage Corp. (a)	150,977	8,241,834
Total		30,954,287
Food Products 4.3%
Green Mountain Coffee Roasters, Inc. (a)	294,724	21,553,166
Mondelez International, Inc., Class A	807,275	23,782,321
Total		45,335,487

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.2%
Church & Dwight Co., Inc.	204,302	$12,423,605
TOTAL CONSUMER STAPLES		88,713,379
ENERGY 2.3%
Energy Equipment & Services 2.3%
Schlumberger Ltd.	323,164	23,600,667
TOTAL ENERGY		23,600,667
FINANCIALS 10.5%
Capital Markets 1.1%
Morgan Stanley	433,966	11,239,719
Commercial Banks 1.4%
City National Corp.	232,543	14,594,399
Consumer Finance 1.1%
Capital One Financial Corp.	192,013	11,699,352
Diversified Financial Services 4.3%
Citigroup, Inc.	684,215	35,572,338
IntercontinentalExchange, Inc. (a)	56,732	9,713,085
Total		45,285,423
Insurance 0.5%
Brown & Brown, Inc.	165,336	5,335,393
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	282,351	21,978,202
TOTAL FINANCIALS		110,132,488
HEALTH CARE 12.1%
Biotechnology 12.1%
Alkermes PLC (a)	588,970	18,405,312
Biogen Idec, Inc. (a)	203,766	48,392,387
BioMarin Pharmaceutical, Inc. (a)	157,888	9,899,578
Gilead Sciences, Inc. (a)	814,597	44,379,245
Incyte Corp., Ltd. (a)	225,082	4,990,068
Total		126,066,590
TOTAL HEALTH CARE		126,066,590

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 19.8%
Aerospace & Defense 4.8%
Precision Castparts Corp.	139,778	$29,901,310
TransDigm Group, Inc.	140,845	20,577,454
Total		50,478,764
Machinery 2.5%
Pentair Ltd.	447,845	26,082,493
Professional Services 3.9%
IHS, Inc., Class A (a)	232,184	24,409,504
Verisk Analytics, Inc., Class A (a)	272,539	16,030,744
Total		40,440,248
Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A (a)	305,198	27,177,882
Trading Companies & Distributors 6.0%
MRC Global, Inc. (a)	785,994	22,314,370
United Rentals, Inc. (a)	299,275	17,010,791
WW Grainger, Inc.	90,150	23,208,216
Total		62,533,377
TOTAL INDUSTRIALS		206,712,764
INFORMATION TECHNOLOGY 18.1%
Internet Software & Services 8.6%
Equinix, Inc. (a)	109,088	22,105,592
Facebook, Inc., Class A (a)	352,770	8,589,950
Google, Inc., Class A (a)	37,697	32,811,846
VeriSign, Inc. (a)	273,554	12,867,980
Yahoo!, Inc. (a)	506,884	13,331,049
Total		89,706,417

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 6.1%
Accenture PLC, Class A	227,232	$18,658,019
FleetCor Technologies, Inc. (a)	186,510	16,241,291
Mastercard, Inc., Class A	50,775	28,954,444
Total		63,853,754
Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	128,913	10,476,759
Software 2.4%
Red Hat, Inc. (a)	215,664	10,401,475
Salesforce.com, Inc. (a)	349,648	14,800,600
Total		25,202,075
TOTAL INFORMATION TECHNOLOGY		189,239,005
MATERIALS 5.5%
Chemicals 5.5%
Monsanto Co.	359,969	36,227,280
Sherwin-Williams Co. (The)	115,405	21,757,305
Total		57,984,585
TOTAL MATERIALS		57,984,585
Total Common Stocks (Cost: $787,004,883)		$1,039,162,685

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	736,209	$736,209
Total Money Market Funds (Cost: $736,209)		$736,209
Total Investments
(Cost: $787,741,092) (d)		$1,039,898,894(e)
Other Assets & Liabilities, Net		4,460,806
Net Assets		$1,044,359,700

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,539,509	120,135,352	(143,938,652)	736,209	2,647	736,209

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $787,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$259,833,000
Unrealized Depreciation	(7,675,000)
Net Unrealized Appreciation	$252,158,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	236,713,207	—	—	236,713,207
Consumer Staples	88,713,379	—	—	88,713,379
Energy	23,600,667	—	—	23,600,667
Financials	110,132,488	—	—	110,132,488
Health Care	126,066,590	—	—	126,066,590
Industrials	206,712,764	—	—	206,712,764
Information Technology	189,239,005	—	—	189,239,005
Materials	57,984,585	—	—	57,984,585
Total Equity Securities	1,039,162,685	—	—	1,039,162,685
Other
Money Market Funds	736,209	—	—	736,209
Total Other	736,209	—	—	736,209
Total	1,039,898,894	—	—	1,039,898,894

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 24.8%
Hotels, Restaurants & Leisure 8.4%
Chipotle Mexican Grill, Inc. (a)	113,325	$40,910,325
Starbucks Corp.	636,801	40,163,039
Starwood Hotels & Resorts Worldwide, Inc.	28,689	1,959,458
Wynn Resorts Ltd.	399,757	54,322,979
Total		137,355,801
Media 3.9%
Comcast Corp., Class A	803,191	32,248,119
Walt Disney Co. (The)	492,641	31,075,794
Total		63,323,913
Specialty Retail 9.6%
AutoZone, Inc. (a)	101,413	41,460,677
Home Depot, Inc. (The)	790,940	62,215,340
TJX Companies, Inc.	1,034,831	52,372,797
Total		156,048,814
Textiles, Apparel & Luxury Goods 2.9%
Nike, Inc., Class B	776,112	47,855,066
TOTAL CONSUMER DISCRETIONARY		404,583,594
CONSUMER STAPLES 6.8%
Beverages 3.2%
Anheuser-Busch InBev NV, ADR	567,765	52,188,959
Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	638,796	47,807,493
Food Products 0.6%
Green Mountain Coffee Roasters, Inc. (a)	139,204	10,179,988
TOTAL CONSUMER STAPLES		110,176,440
ENERGY 4.5%
Energy Equipment & Services 1.4%
Schlumberger Ltd.	312,808	22,844,368
Oil, Gas & Consumable Fuels 3.1%
Kinder Morgan, Inc.	1,347,381	51,173,531
TOTAL ENERGY		74,017,899

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 19.0%
Commercial Banks 3.2%
Wells Fargo & Co.	1,278,916	$51,860,044
Consumer Finance 3.1%
American Express Co.	663,262	50,215,566
Diversified Financial Services 7.1%
Citigroup, Inc.	1,261,508	65,585,801
Moody’s Corp.	745,802	49,551,085
Total		115,136,886
Insurance 3.7%
American International Group, Inc. (a)	1,376,393	61,194,433
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	408,060	31,763,390
TOTAL FINANCIALS		310,170,319
HEALTH CARE 16.0%
Biotechnology 12.1%
Biogen Idec, Inc. (a)	444,330	105,523,932
Gilead Sciences, Inc. (a)	1,677,319	91,380,339
Total		196,904,271
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	1,032,440	47,502,564
Roche Holding AG, Genusschein Shares	63,278	15,688,928
Total		63,191,492
TOTAL HEALTH CARE		260,095,763
INDUSTRIALS 9.0%
Aerospace & Defense 3.5%
Precision Castparts Corp.	264,686	56,621,629
Road & Rail 5.5%
Canadian Pacific Railway Ltd.	369,542	48,775,849
Union Pacific Corp.	268,812	41,563,711
Total		90,339,560
TOTAL INDUSTRIALS		146,961,189
INFORMATION TECHNOLOGY 15.2%
Internet Software & Services 7.6%
eBay, Inc. (a)	926,319	50,113,858

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A (a)	83,837	$72,972,563
Total		123,086,421
IT Services 7.6%
Accenture PLC, Class A	612,902	50,325,383
Visa, Inc., Class A	413,173	73,602,639
Total		123,928,022
TOTAL INFORMATION TECHNOLOGY		247,014,443
MATERIALS 3.7%
Chemicals 3.7%
Monsanto Co.	599,429	60,326,535

Common Stocks (continued)
TOTAL MATERIALS		60,326,535
Total Common Stocks (Cost: $1,139,686,185)		$1,613,346,182

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	18,655,124	$18,655,124
Total Money Market Funds (Cost: $18,655,124)		$18,655,124
Total Investments
(Cost: $1,158,341,309) (d)		$1,632,001,306(e)
Other Assets & Liabilities, Net		(1,549,721)
Net Assets		$1,630,451,585

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,733,734	193,285,430	(218,364,040)	18,655,124	10,455	18,655,124

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,158,341,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$477,803,000
Unrealized Depreciation	(4,143,000)
Net Unrealized Appreciation	$473,660,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	404,583,594	—	—	404,583,594
Consumer Staples	110,176,440	—	—	110,176,440
Energy	74,017,899	—	—	74,017,899
Financials	310,170,319	—	—	310,170,319
Health Care	244,406,835	15,688,928	—	260,095,763
Industrials	146,961,189	—	—	146,961,189
Information Technology	247,014,443	—	—	247,014,443
Materials	60,326,535	—	—	60,326,535
Total Equity Securities	1,597,657,254	15,688,928	—	1,613,346,182

Other
Money Market Funds	18,655,124	—	—	18,655,124
Total Other	18,655,124	—	—	18,655,124
Total	1,616,312,378	15,688,928	—	1,632,001,306

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Global Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.8%
BELGIUM 3.0%
Anheuser-Busch InBev NV	7,807	$718,910
CANADA 1.8%
Canadian Pacific Railway Ltd.	3,235	430,106
CHINA 3.0%
Baidu, Inc., ADR (a)	7,387	713,880
CYPRUS 0.5%
QIWI PLC, ADR (a)	6,470	109,343
FRANCE 2.8%
Hermes International	1,882	670,199
GERMANY 2.8%
Kabel Deutschland Holding AG	7,211	678,979
ITALY 2.8%
Luxottica Group, SpA, ADR	13,000	671,190
MEXICO 2.1%
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	32,714	517,535
NETHERLANDS 3.7%
ASML Holding NV	5,744	466,815
Ziggo NV	12,092	440,033
Total		906,848
SINGAPORE 2.2%
Global Logistic Properties Ltd.	238,000	526,366
SWITZERLAND 7.5%
Nestlé SA, Registered Shares	10,467	693,383
Roche Holding AG, Genusschein Shares	4,546	1,127,119
Total		1,820,502
UNITED KINGDOM 6.8%
Diageo PLC	21,291	628,933
Rolls-Royce Holdings PLC	56,014	1,016,047
Total		1,644,980

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 51.8%
Accenture PLC, Class A	5,898	$484,285
AutoZone, Inc. (a)	885	361,815
Biogen Idec, Inc. (a)	4,341	1,030,944
Bristol-Myers Squibb Co.	14,726	677,543
Citigroup, Inc.	15,147	787,492
Comcast Corp., Class A	10,709	429,966
eBay, Inc. (a)	12,744	689,450
Gilead Sciences, Inc. (a)	15,569	848,199
Google, Inc., Class A (a)	980	853,002
Home Depot, Inc. (The)	9,432	741,921
lululemon athletica, Inc. (a)	6,597	513,313
Monsanto Co.	6,305	634,535
Nike, Inc., Class B	7,993	492,848
Pentair Ltd.	8,082	470,696
Precision Castparts Corp.	2,766	591,703
Pricesmart, Inc.	5,527	466,645
Starbucks Corp.	7,754	489,045
Starwood Hotels & Resorts Worldwide, Inc.	5,278	360,487
Tesla Motors, Inc. (a)	1,725	168,636
TJX Companies, Inc.	13,970	707,022
Wells Fargo & Co.	17,978	729,008
Total		12,528,555
Total Common Stocks (Cost: $18,453,282)		$21,937,393

Preferred Stocks —%
UNITED KINGDOM —%
Rolls-Royce Holdings PLC (a)(b)(c)	6,665,666	$10,128
Total Preferred Stocks (Cost: $8,331)		$10,128

	Shares	Value

Money Market Funds 8.2%
Columbia Short-Term Cash Fund, 0.109% (d)(e)	1,993,108	$1,993,108
Total Money Market Funds (Cost: $1,993,108)		$1,993,108
Total Investments
(Cost: $20,454,721) (f)		$23,940,629(g)
Other Assets & Liabilities, Net		231,620
Net Assets		$24,172,249

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $10,128, representing 0.04% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC
Preferred Stock	04-24-13	8,331

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $10,128, which represents 0.04% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,904,236	5,729,551	(5,640,679)	—	1,993,108	543	1,993,108

(f)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $20,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,554,000
Unrealized Depreciation	(68,000)
Net Unrealized Appreciation	$3,486,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,936,243	1,349,178	—	6,285,421
Consumer Staples	466,645	2,041,226	—	2,507,871
Financials	2,034,036	526,366	—	2,560,402
Health Care	2,556,686	1,127,119	—	3,683,805
Industrials	1,492,504	1,016,047	—	2,508,551
Information Technology	3,316,775	—	—	3,316,775
Materials	634,535	—	—	634,535
Telecommunication Services	—	440,033	—	440,033
Preferred Stocks
Industrials	—	10,128	—	10,128
Total Equity Securities	15,437,424	6,510,097	—	21,947,521
Other
Money Market Funds	1,993,108	—	—	1,993,108
Total Other	1,993,108	—	—	1,993,108
Total	17,430,532	6,510,097	—	23,940,629

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%

CONSUMER DISCRETIONARY 26.8%
Hotels, Restaurants & Leisure 7.3%
Chipotle Mexican Grill, Inc. (a)	54,205	$19,568,005
Starbucks Corp.	754,375	47,578,431
Starwood Hotels & Resorts Worldwide, Inc.	627,817	42,879,901
Wynn Resorts Ltd.	362,956	49,322,091
Total		159,348,428
Internet & Catalog Retail 3.2%
Amazon.com, Inc. (a)	85,868	23,101,068
priceline.com, Inc. (a)	56,874	45,722,715
Total		68,823,783
Media 6.9%
CBS Corp., Class B Non Voting	1,003,006	49,648,797
Comcast Corp., Class A	909,917	36,533,167
Liberty Global, Inc., Class A (a)	437,731	32,260,775
Walt Disney Co. (The)	504,072	31,796,862
Total		150,239,601
Specialty Retail 6.3%
AutoZone, Inc. (a)	96,213	39,334,761
Home Depot, Inc. (The)	653,513	51,405,332
TJX Companies, Inc.	899,065	45,501,680
Total		136,241,773
Textiles, Apparel & Luxury Goods 3.1%
lululemon athletica, Inc. (a)	356,192	27,715,299
Nike, Inc., Class B	639,560	39,435,270
Total		67,150,569
TOTAL CONSUMER DISCRETIONARY		581,804,154
CONSUMER STAPLES 4.7%
Beverages 2.8%
Anheuser-Busch InBev NV, ADR	662,262	60,875,123
Food Products 1.9%
Green Mountain Coffee Roasters, Inc. (a)	187,985	13,747,343
Mondelez International, Inc., Class A	919,017	27,074,241
Total		40,821,584
TOTAL CONSUMER STAPLES		101,696,707
ENERGY 3.8%
Energy Equipment & Services 2.4%
Schlumberger Ltd.	711,041	51,927,324

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 1.4%
Kinder Morgan, Inc.	825,124	$31,338,210
TOTAL ENERGY		83,265,534
FINANCIALS 13.4%
Commercial Banks 2.1%
Wells Fargo & Co.	1,116,633	45,279,468
Consumer Finance 1.3%
American Express Co.	384,294	29,094,899
Diversified Financial Services 5.1%
Citigroup, Inc.	1,476,897	76,783,875
Moody’s Corp.	507,042	33,687,870
Total		110,471,745
Insurance 3.0%
American International Group, Inc. (a)	1,473,300	65,502,918
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	524,770	40,848,097
TOTAL FINANCIALS		291,197,127
HEALTH CARE 14.6%
Biotechnology 10.6%
Biogen Idec, Inc. (a)	474,662	112,727,478
Gilead Sciences, Inc. (a)	2,148,801	117,066,679
Total		229,794,157
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	936,894	43,106,493
Roche Holding AG, Genusschein Shares	179,553	44,517,749
Total		87,624,242
TOTAL HEALTH CARE		317,418,399
INDUSTRIALS 14.9%
Aerospace & Defense 3.8%
Precision Castparts Corp.	235,672	50,414,955
Rolls-Royce Holdings PLC	1,795,001	32,559,805
Total		82,974,760

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.5%
Pentair Ltd.	925,897	$53,924,241
Road & Rail 6.4%
Canadian Pacific Railway Ltd.	334,795	44,189,592
CSX Corp.	1,754,068	44,220,054
Union Pacific Corp.	326,547	50,490,697
Total		138,900,343
Trading Companies & Distributors 2.2%
United Rentals, Inc. (a)	426,023	24,215,147
WW Grainger, Inc.	97,002	24,972,195
Total		49,187,342
TOTAL INDUSTRIALS		324,986,686
INFORMATION TECHNOLOGY 15.9%
Internet Software & Services 8.3%
eBay, Inc. (a)	1,207,616	65,332,026
Equinix, Inc. (a)	107,590	21,802,038
Google, Inc., Class A (a)	88,650	77,161,846
Yahoo!, Inc. (a)	631,126	16,598,614
Total		180,894,524
IT Services 5.6%
Accenture PLC, Class A	561,960	46,142,536
FleetCor Technologies, Inc. (a)	133,201	11,599,143
Visa, Inc., Class A	364,946	65,011,480
Total		122,753,159
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV	394,368	32,050,287

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	304,502	$10,928,577
Total		42,978,864
TOTAL INFORMATION TECHNOLOGY		346,626,547
MATERIALS 4.8%
Chemicals 4.8%
Monsanto Co.	707,768	71,229,772
Sherwin-Williams Co. (The)	175,344	33,057,604
Total		104,287,376
TOTAL MATERIALS		104,287,376
Total Common Stocks (Cost: $1,594,544,233)		$2,151,282,530

Preferred Stocks —%
INDUSTRIALS —%
Aerospace & Defense —%
Rolls-Royce Holdings PLC (a)(b)	177,888,697	$270,284
TOTAL INDUSTRIALS		270,284
Total Preferred Stocks (Cost: $224,356)		$270,284

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.109% (c)(d)	69,994,016	$69,994,016
Total Money Market Funds (Cost: $69,994,016)		$69,994,016
Total Investments
(Cost: $1,664,762,605) (e)		$2,221,546,830(f)
Other Assets & Liabilities, Net		(45,137,080)
Net Assets		$2,176,409,750

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $270,284, which represents 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,312,087	321,266,342	(291,584,413)	69,994,016	15,539	69,994,016

(e)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,664,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$565,909,000
Unrealized Depreciation	(9,125,000)
Net Unrealized Appreciation	$556,784,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	581,804,154	—	—	581,804,154
Consumer Staples	101,696,707	—	—	101,696,707
Energy	83,265,534	—	—	83,265,534
Financials	291,197,127	—	—	291,197,127
Health Care	272,900,650	44,517,749	—	317,418,399
Industrials	292,426,881	32,559,805	—	324,986,686
Information Technology	346,626,547	—	—	346,626,547
Materials	104,287,376	—	—	104,287,376
Preferred Stocks
Industrials	—	270,284	—	270,284
Total Equity Securities	2,074,204,976	77,347,838	—	2,151,552,814
Other
Money Market Funds	69,994,016	—	—	69,994,016
Total Other	69,994,016	—	—	69,994,016
Total	2,144,198,992	77,347,838	—	2,221,546,830

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
ARGENTINA 1.0%
MercadoLibre, Inc.	25,442	$2,916,162
BELGIUM 2.8%
Anheuser-Busch InBev NV	90,710	8,353,059
CANADA 7.5%
Canadian National Railway Co.	78,494	7,949,087
Canadian Pacific Railway Ltd.	73,576	9,782,219
Dollarama, Inc.	26,018	1,825,213
IMAX Corp. (a)	107,723	2,791,103
Total		22,347,622
DENMARK 1.4%
Novo Nordisk A/S, Class B	26,505	4,295,871
FRANCE 5.2%
Pernod-Ricard SA	44,576	5,353,709
Schneider Electric SA	52,729	4,172,515
Unibail-Rodamco SE	24,249	5,957,527
Total		15,483,751
GERMANY 7.5%
Adidas AG	58,511	6,361,578
Bayerische Motoren Werke AG	80,220	7,612,742
Continental AG	11,593	1,516,848
Kabel Deutschland Holding AG	65,049	6,124,933
Wirecard AG	29,847	856,398
Total		22,472,499
HONG KONG 2.6%
AIA Group Ltd.	1,742,000	7,701,379
IRELAND 0.5%
Ryanair Holdings PLC, ADR	33,480	1,635,163
JAPAN 13.4%
Daiwa Securities Group, Inc.	349,000	2,854,737
FANUC CORP.	58,300	8,585,541
Honda Motor Co., Ltd.	250,000	9,281,190
Marubeni Corp.	604,000	4,170,493
Mizuho Financial Group, Inc.	3,056,300	5,818,931
Rakuten, Inc.	367,800	4,097,775
Seven & I Holdings Co., Ltd.	153,200	5,203,753
Total		40,012,420

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 5.2%
ASML Holding NV	110,850	$9,174,178
Ziggo NV	175,408	6,383,170
Total		15,557,348
NORWAY 1.2%
Seadrill Ltd.	90,527	3,661,337
RUSSIAN FEDERATION 2.1%
Yandex NV, Class A (a)	235,763	6,403,323
SINGAPORE 2.0%
Global Logistic Properties Ltd.	2,709,000	5,991,287
SOUTH AFRICA 2.2%
Naspers Ltd., Class N	89,809	6,611,734
SWITZERLAND 13.5%
Nestlé SA, Registered Shares	135,452	8,972,968
Roche Holding AG, Genusschein Shares	46,217	11,458,883
Swatch Group AG (The)	10,601	6,041,935
Syngenta AG	12,065	4,706,522
UBS AG, Registered Shares	519,446	9,114,201
Total		40,294,509
TAIWAN 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	325,285	6,069,818
UNITED KINGDOM 17.6%
Barclays PLC	1,312,835	6,288,656
Diageo PLC	301,020	8,892,094
GlaxoSmithKline PLC	160,202	4,144,935
Intercontinental Hotels Group PLC	323,248	9,305,100
Rolls-Royce Holdings PLC	471,687	8,556,005
Standard Chartered PLC	244,435	5,659,746
Telecity Group PLC	665,703	9,742,484
Total		52,589,020
UNITED STATES 8.5%
Accenture PLC, Class A	98,644	8,099,659
Liberty Global, Inc., Class C (a)	175,830	12,077,763

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Seagate Technology PLC	121,512	$5,234,737
Total		25,412,159
Total Common Stocks (Cost: $225,387,779)		$287,808,461

Preferred Stocks —%
UNITED KINGDOM —%
Rolls-Royce Holdings PLC (a)(b)(c)	56,474,544	$85,808

Issuer	Shares	Value

Preferred Stocks (continued)
Total Preferred Stocks (Cost: $46,465)		$85,808

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.109% (d)(e)	155,203	$155,203
Total Money Market Funds (Cost: $155,203)		$155,203
Total Investments
(Cost: $225,589,447) (f)		$288,049,472(g)
Other Assets & Liabilities, Net		11,033,026
Net Assets		$299,082,498

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $85,808, representing 0.03% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC
Preferred Stock	04-24-13	46,465

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $85,808, which represents 0.03% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,973,643	63,665,255	(73,483,695)	—	155,203	3,192	155,203

(f)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $225,589,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,166,000
Unrealized Depreciation	(706,000)
Net Unrealized Appreciation	$62,460,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendations of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	16,694,078	56,953,835	—	73,647,913
Consumer Staples	—	36,775,583	—	36,775,583
Energy	—	3,661,337	—	3,661,337
Financials	—	49,386,463	—	49,386,463
Health Care	—	19,899,689	—	19,899,689
Industrials	19,366,470	25,484,554	—	44,851,024
Information Technology	28,723,699	19,773,060	—	48,496,759
Materials	—	4,706,522	—	4,706,522
Telecommunication Services	—	6,383,171	—	6,383,171
Preferred Stocks
Industrials	—	85,808	—	85,808
Total Equity Securities	64,784,247	223,110,022	—	287,894,269
Other
Money Market Funds	155,203	—	—	155,203
Total Other	155,203	—	—	155,203
Total	64,939,450	223,110,022	—	288,049,472

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.2%
Gentex Corp.	293,873	$6,720,875
Automobiles 0.1%
Thor Industries, Inc.	90,304	3,856,884
Distributors 0.5%
LKQ Corp. (a)	612,547	14,995,151
Diversified Consumer Services 0.8%
DeVry, Inc.	116,738	3,645,728
Matthews International Corp., Class A	56,856	2,180,428
Regis Corp.	116,230	2,139,794
Service Corp. International	433,381	7,792,190
Sotheby’s	139,402	5,192,725
Strayer Education, Inc.	23,362	1,249,633
Total		22,200,498
Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc. (a)	79,278	4,514,882
Bob Evans Farms, Inc.	57,269	2,643,537
Brinker International, Inc.	145,349	5,699,134
Cheesecake Factory, Inc. (The)	100,555	4,014,156
Domino’s Pizza, Inc.	116,800	6,922,736
International Speedway Corp., Class A	52,369	1,815,110
Life Time Fitness, Inc. (a)	81,499	4,061,910
Panera Bread Co., Class A (a)	57,691	11,066,865
Scientific Games Corp., Class A (a)	108,307	1,179,463
Wendy’s Co. (The)	578,098	3,439,683
WMS Industries, Inc. (a)	112,437	2,850,278
Total		48,207,754
Household Durables 2.2%
Jarden Corp. (a)	207,501	9,665,396
KB Home	168,176	3,726,780
MDC Holdings, Inc.	79,978	2,967,984
Mohawk Industries, Inc. (a)	119,601	13,296,043
NVR, Inc. (a)	9,610	9,449,609
Tempur-Pedic International, Inc. (a)	122,714	5,188,348
Toll Brothers, Inc. (a)	308,946	10,556,685
Tupperware Brands Corp.	110,850	8,976,633
Total		63,827,478
Internet & Catalog Retail 0.2%
HSN, Inc.	75,759	4,309,929

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	130,654	$12,478,764
Media 1.2%
AMC Networks, Inc., Class A (a)	118,874	7,610,313
Cinemark Holdings, Inc.	210,023	6,162,075
DreamWorks Animation SKG, Inc., Class A (a)	147,200	3,229,568
John Wiley & Sons, Inc., Class A	96,324	3,824,063
Lamar Advertising Co., Class A (a)	113,699	5,313,154
Meredith Corp.	73,818	3,025,062
New York Times Co. (The), Class A (a)	250,469	2,647,457
Scholastic Corp.	54,518	1,648,624
Valassis Communications, Inc.	80,349	2,088,271
Total		35,548,587
Multiline Retail 0.2%
Big Lots, Inc. (a)	118,820	4,045,821
Saks, Inc. (a)	208,196	3,087,547
Total		7,133,368
Specialty Retail 4.2%
Aaron’s, Inc.	144,709	4,064,876
Advance Auto Parts, Inc.	151,205	12,326,231
Aeropostale, Inc. (a)	160,652	2,347,126
American Eagle Outfitters, Inc.	369,934	7,320,994
ANN, Inc. (a)	99,338	3,047,690
Ascena Retail Group, Inc. (a)	260,569	5,297,368
Barnes & Noble, Inc. (a)	77,430	1,742,175
Cabela’s, Inc. (a)	94,960	6,368,018
Chico’s FAS, Inc.	340,238	6,144,698
CST Brands, Inc. (a)	126,200	3,835,218
Dick’s Sporting Goods, Inc.	201,440	10,543,370
Foot Locker, Inc.	309,457	10,620,564
Guess?, Inc.	125,908	4,001,356
Office Depot, Inc. (a)	586,742	2,587,532
Rent-A-Center, Inc.	119,557	4,373,395
Signet Jewelers Ltd.	166,305	11,393,555
Tractor Supply Co.	142,095	15,911,798
Williams-Sonoma, Inc.	177,108	9,556,748
Total		121,482,712
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	104,782	7,551,639
Deckers Outdoor Corp. (a)	70,642	3,792,063
Hanesbrands, Inc.	201,840	10,063,742

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (a)	159,170	$9,868,540
Total		31,275,984
TOTAL CONSUMER DISCRETIONARY		372,037,984
CONSUMER STAPLES 4.0%
Food & Staples Retailing 0.4%
Harris Teeter Supermarkets, Inc.	101,537	4,772,239
SUPERVALU, Inc.	409,891	2,647,896
United Natural Foods, Inc. (a)	101,161	5,353,440
Total		12,773,575
Food Products 2.5%
Dean Foods Co. (a)	385,260	4,041,377
Flowers Foods, Inc.	235,634	7,863,107
Green Mountain Coffee Roasters, Inc. (a)	253,520	18,539,918
Hillshire Brands Co.	252,369	8,742,062
Ingredion, Inc.	158,646	10,806,965
Lancaster Colony Corp.	39,765	3,279,419
Post Holdings, Inc. (a)	67,071	2,829,725
Smithfield Foods, Inc. (a)	256,256	8,441,073
Tootsie Roll Industries, Inc.	43,100	1,354,202
WhiteWave Foods Co., Class A (a)	286,790	5,001,618
Total		70,899,466
Household Products 1.0%
Church & Dwight Co., Inc.	283,351	17,230,574
Energizer Holdings, Inc.	127,033	12,158,329
Total		29,388,903
Tobacco 0.1%
Universal Corp.	47,835	2,804,566
TOTAL CONSUMER STAPLES		115,866,510
ENERGY 5.2%
Energy Equipment & Services 2.8%
Atwood Oceanics, Inc. (a)	117,245	6,156,535
CARBO Ceramics, Inc.	40,414	2,663,283
Dresser-Rand Group, Inc. (a)	155,786	9,440,631
Dril-Quip, Inc. (a)	74,880	6,772,896
Helix Energy Solutions Group, Inc. (a)	202,138	4,823,013
Oceaneering International, Inc.	222,036	16,093,169
Oil States International, Inc. (a)	112,668	11,097,798
Patterson-UTI Energy, Inc.	299,543	6,293,398
Superior Energy Services, Inc. (a)	327,379	8,734,472
Tidewater, Inc.	101,397	5,585,961

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Unit Corp. (a)	89,778	$4,055,272
Total		81,716,428
Oil, Gas & Consumable Fuels 2.4%
Alpha Natural Resources, Inc. (a)	453,130	3,026,908
Arch Coal, Inc.	435,752	2,248,480
Bill Barrett Corp. (a)	98,841	2,230,841
Cimarex Energy Co.	177,360	12,440,030
Energen Corp.	148,235	8,032,855
Forest Oil Corp. (a)	244,987	1,114,691
HollyFrontier Corp.	417,920	20,687,040
Rosetta Resources, Inc. (a)	122,382	5,734,821
SM Energy Co.	135,879	8,239,703
World Fuel Services Corp.	148,200	6,036,186
Total		69,791,555
TOTAL ENERGY		151,507,983
FINANCIALS 21.9%
Capital Markets 2.4%
Affiliated Managers Group, Inc. (a)	107,967	17,706,588
Apollo Investment Corp.	455,462	3,775,780
Eaton Vance Corp.	247,282	10,264,676
Federated Investors, Inc., Class B	192,950	5,338,926
Greenhill & Co., Inc.	52,786	2,629,271
Janus Capital Group, Inc.	390,800	3,427,316
Raymond James Financial, Inc.	231,876	10,195,588
SEI Investments Co.	276,465	8,462,594
Waddell & Reed Financial, Inc., Class A	175,736	8,090,885
Total		69,891,624
Commercial Banks 3.9%
Associated Banc-Corp.	344,869	5,314,431
BancorpSouth, Inc.	170,870	2,932,129
Bank of Hawaii Corp.	92,116	4,640,804
Cathay General Bancorp	150,435	3,052,326
City National Corp.	97,297	6,106,360
Commerce Bancshares, Inc.	158,281	6,888,389
Cullen/Frost Bankers, Inc.	126,279	8,126,054
East West Bancorp, Inc.	287,717	7,578,466
First Niagara Financial Group, Inc.	723,909	7,072,591
FirstMerit Corp.	339,086	6,398,553
Fulton Financial Corp.	407,375	4,680,739
Hancock Holding Co.	174,301	4,976,293
International Bancshares Corp.	111,762	2,434,176
Prosperity Bancshares, Inc.	96,495	4,833,434
Signature Bank (a)	94,831	7,319,057

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
SVB Financial Group (a)	91,897	$7,111,909
Synovus Financial Corp.	1,616,485	4,429,169
TCF Financial Corp.	334,659	4,819,090
Trustmark Corp.	137,700	3,509,973
Valley National Bancorp	408,601	3,808,161
Webster Financial Corp.	185,385	4,328,740
Westamerica Bancorporation	55,743	2,510,107
Total		112,870,951
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	179,198	7,193,008
MSCI, Inc. (a)	246,847	8,698,888
Total		15,891,896
Insurance 4.7%
Alleghany Corp. (a)	34,598	13,493,220
American Financial Group, Inc.	153,767	7,466,925
Arthur J Gallagher & Co.	258,448	11,289,009
Aspen Insurance Holdings Ltd.	143,584	5,275,276
Brown & Brown, Inc.	242,343	7,820,409
Everest Re Group Ltd.	104,900	13,596,089
Fidelity National Financial, Inc., Class A	441,125	11,605,999
First American Financial Corp.	220,825	5,273,301
Hanover Insurance Group, Inc. (The)	91,670	4,604,584
HCC Insurance Holdings, Inc.	206,508	8,848,868
Kemper Corp.	111,841	3,818,252
Mercury General Corp.	74,441	3,333,468
Old Republic International Corp.	495,426	6,742,748
Primerica, Inc.	93,865	3,305,925
Protective Life Corp.	160,405	6,204,465
Reinsurance Group of America, Inc.	151,759	9,999,400
StanCorp Financial Group, Inc.	91,218	4,144,034
WR Berkley Corp.	226,203	9,267,537
Total		136,089,509
Real Estate Investment Trusts (REITs) 9.3%
Alexandria Real Estate Equities, Inc.	144,351	9,888,043
American Campus Communities, Inc.	214,853	8,772,448
BioMed Realty Trust, Inc.	378,075	7,913,110
BRE Properties, Inc.	157,988	7,897,820
Camden Property Trust	173,407	12,008,435
Corporate Office Properties Trust	175,741	4,679,983
Corrections Corp. of America	234,295	8,235,469
Duke Realty Corp.	660,429	10,943,309
Equity One, Inc.	126,905	2,960,694
Essex Property Trust, Inc.	77,868	12,236,177
Extra Space Storage, Inc.	211,395	8,855,337

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	133,313	$14,364,476
Highwoods Properties, Inc.	165,334	6,021,464
Home Properties, Inc.	105,777	6,428,068
Hospitality Properties Trust	282,553	8,244,897
Kilroy Realty Corp.	153,855	8,140,468
Liberty Property Trust	245,531	9,963,648
Mack-Cali Realty Corp.	171,468	4,543,902
National Retail Properties, Inc.	237,798	8,529,814
Omega Healthcare Investors, Inc.	231,900	7,515,879
Potlatch Corp.	82,957	3,768,736
Rayonier, Inc.	255,945	14,179,353
Realty Income Corp.	398,280	18,101,826
Regency Centers Corp.	185,558	9,574,793
Senior Housing Properties Trust	386,065	9,979,780
SL Green Realty Corp.	187,407	16,300,661
Taubman Centers, Inc.	130,049	10,479,348
UDR, Inc.	513,667	12,518,065
Weingarten Realty Investors	229,527	7,317,321
Total		270,363,324
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc. (a)	88,306	3,116,319
Jones Lang LaSalle, Inc.	90,488	8,309,513
Total		11,425,832
Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	168,565	1,662,051
New York Community Bancorp, Inc.	904,084	11,825,419
Washington Federal, Inc.	216,029	3,778,347
Total		17,265,817
TOTAL FINANCIALS		633,798,953
HEALTH CARE 8.8%
Biotechnology 1.5%
United Therapeutics Corp. (a)	95,828	6,369,687
Vertex Pharmaceuticals, Inc. (a)	447,959	35,975,587
Total		42,345,274
Health Care Equipment & Supplies 2.4%
Cooper Companies, Inc. (The)	99,202	11,210,818
Hill-Rom Holdings, Inc.	123,914	4,477,013
Hologic, Inc. (a)	549,576	11,403,702
IDEXX Laboratories, Inc. (a)	112,076	9,239,545
Masimo Corp.	107,237	2,321,681
ResMed, Inc.	294,567	14,139,216
STERIS Corp.	120,068	5,443,883
Teleflex, Inc.	84,117	6,588,885

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (a)	118,240	$3,685,541
Total		68,510,284
Health Care Providers & Services 3.1%
CHS/Community Health Systems, Inc.	189,199	9,113,716
Health Management Associates, Inc., Class A (a)	528,118	7,282,747
Health Net, Inc. (a)	162,724	5,186,014
Henry Schein, Inc. (a)	179,800	17,312,942
LifePoint Hospitals, Inc. (a)	96,387	4,793,326
Mednax, Inc. (a)	102,641	9,528,164
Omnicare, Inc.	214,797	9,887,106
Owens & Minor, Inc.	129,930	4,441,007
Universal Health Services, Inc., Class B	182,628	12,626,900
VCA Antech, Inc. (a)	181,422	4,637,146
WellCare Health Plans, Inc. (a)	88,706	4,625,131
Total		89,434,199
Health Care Technology 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	353,623	4,897,678
HMS Holdings Corp. (a)	178,741	4,450,651
Total		9,348,329
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	41,321	4,697,371
Charles River Laboratories International, Inc. (a)	98,958	4,285,871
Covance, Inc. (a)	113,152	8,438,876
Mettler-Toledo International, Inc. (a)	62,231	13,582,538
Techne Corp.	71,101	4,728,928
Total		35,733,584
Pharmaceuticals 0.3%
Endo Health Solutions, Inc. (a)	234,252	8,503,348
TOTAL HEALTH CARE		253,875,018
INDUSTRIALS 16.0%
Aerospace & Defense 1.4%
Alliant Techsystems, Inc.	67,277	5,282,590
B/E Aerospace, Inc. (a)	215,004	13,639,854
Esterline Technologies Corp. (a)	63,603	4,667,824
Exelis, Inc.	386,565	4,696,765
Huntington Ingalls Industries, Inc.	101,809	5,621,893
Triumph Group, Inc.	102,942	7,993,446
Total		41,902,372

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	213,055	$3,372,661
Airlines 0.4%
Alaska Air Group, Inc. (a)	144,368	8,202,990
JetBlue Airways Corp. (a)	461,106	2,863,468
Total		11,066,458
Building Products 0.7%
Fortune Brands Home & Security, Inc.	337,101	14,252,630
Lennox International, Inc.	93,852	6,005,590
Total		20,258,220
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	98,033	2,630,225
Clean Harbors, Inc. (a)	108,520	6,207,344
Copart, Inc. (a)	217,744	7,488,216
Deluxe Corp.	104,262	3,899,399
Herman Miller, Inc.	119,889	3,370,080
HNI Corp.	92,285	3,393,319
Mine Safety Appliances Co.	63,806	3,185,195
Rollins, Inc.	135,146	3,413,788
RR Donnelley & Sons Co.	370,128	4,911,599
Waste Connections, Inc.	253,154	10,186,917
Total		48,686,082
Construction & Engineering 0.9%
AECOM Technology Corp. (a)	215,018	6,620,404
Granite Construction, Inc.	73,112	2,256,236
KBR, Inc.	303,027	10,939,275
URS Corp.	157,711	7,639,521
Total		27,455,436
Electrical Equipment 1.7%
Acuity Brands, Inc.	87,872	6,596,551
AMETEK, Inc.	499,444	21,551,009
General Cable Corp. (a)	102,010	3,607,074
Hubbell, Inc., Class B	109,545	11,001,604
Regal-Beloit Corp.	92,334	6,233,468
Total		48,989,706
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	130,294	8,522,530
Machinery 5.3%
AGCO Corp.	199,261	11,053,008
CLARCOR, Inc.	101,828	5,523,151
Crane Co.	98,935	5,911,366
Donaldson Co., Inc.	276,985	10,389,707

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Gardner Denver, Inc.	100,886	$7,616,893
Graco, Inc.	124,932	8,051,867
Harsco Corp.	165,524	3,869,951
IDEX Corp.	169,383	9,324,534
ITT Corp.	189,472	5,712,581
Kennametal, Inc.	162,656	7,049,511
Lincoln Electric Holdings, Inc.	170,325	10,185,435
Nordson Corp.	116,546	8,300,406
Oshkosh Corp. (a)	179,380	7,142,912
SPX Corp.	96,463	7,612,860
Terex Corp. (a)	227,245	8,151,278
Timken Co.	163,475	9,278,841
Trinity Industries, Inc.	162,453	6,649,201
Valmont Industries, Inc.	48,161	7,336,365
Wabtec Corp.	97,940	10,774,380
Woodward, Inc.	124,127	4,859,572
Total		154,793,819
Marine 0.4%
Kirby Corp. (a)	116,468	9,093,821
Matson, Inc.	87,615	2,205,270
Total		11,299,091
Professional Services 0.9%
Corporate Executive Board Co. (The)	68,488	4,190,781
FTI Consulting, Inc. (a)	83,843	3,185,195
Manpowergroup, Inc.	157,837	9,039,325
Towers Watson & Co.	115,910	9,003,889
Total		25,419,190
Road & Rail 1.2%
Con-way, Inc.	114,923	4,369,373
Genesee & Wyoming, Inc., Class A (a)	101,444	9,033,588
JB Hunt Transport Services, Inc.	185,790	13,685,291
Landstar System, Inc.	95,478	5,040,284
Werner Enterprises, Inc.	91,764	2,296,853
Total		34,425,389
Trading Companies & Distributors 1.0%
GATX Corp.	96,288	4,807,660
MSC Industrial Direct Co., Inc., Class A	95,950	7,932,187
United Rentals, Inc. (a)	191,000	10,856,440
Watsco, Inc.	61,073	5,328,619
Total		28,924,906
TOTAL INDUSTRIALS		465,115,860

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 0.9%
ADTRAN, Inc.	127,386	$2,945,164
Ciena Corp. (a)	208,442	3,489,319
InterDigital, Inc.	84,454	3,884,040
Plantronics, Inc.	87,469	4,041,068
Polycom, Inc. (a)	363,440	4,117,775
Riverbed Technology, Inc. (a)	335,391	5,185,145
Tellabs, Inc.	687,382	1,422,881
Total		25,085,392
Computers & Peripherals 1.0%
3D Systems Corp. (a)	187,530	9,098,955
Diebold, Inc.	129,852	4,182,533
Lexmark International, Inc., Class A	129,690	3,956,842
NCR Corp. (a)	336,060	11,224,404
QLogic Corp. (a)	186,670	1,818,166
Total		30,280,900
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc. (a)	217,656	8,654,003
Avnet, Inc. (a)	281,220	9,606,475
Ingram Micro, Inc., Class A (a)	308,986	5,904,722
Itron, Inc. (a)	80,663	3,387,846
National Instruments Corp.	195,156	5,542,430
Tech Data Corp. (a)	77,474	3,882,997
Trimble Navigation Ltd. (a)	524,168	14,624,287
Vishay Intertechnology, Inc. (a)	270,878	3,943,984
Total		55,546,744
Internet Software & Services 1.4%
AOL, Inc.	158,340	5,488,064
Equinix, Inc. (a)	100,207	20,305,947
Monster Worldwide, Inc. (a)	239,843	1,326,332
Rackspace Hosting, Inc. (a)	226,616	8,504,899
ValueClick, Inc. (a)	146,145	3,849,459
Total		39,474,701
IT Services 3.2%
Acxiom Corp. (a)	151,553	3,332,650
Alliance Data Systems Corp. (a)	102,349	18,124,984
Broadridge Financial Solutions, Inc.	250,202	6,790,482
Convergys Corp.	218,144	3,963,677
CoreLogic, Inc. (a)	200,907	5,263,763
DST Systems, Inc.	61,827	4,215,365
Gartner, Inc. (a)	191,707	10,852,533
Global Payments, Inc.	161,667	7,753,549
Jack Henry & Associates, Inc.	176,878	8,300,885
Lender Processing Services, Inc.	174,366	5,769,771
Mantech International Corp., Class A	48,711	1,319,581

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
NeuStar, Inc., Class A (a)	135,745	$6,578,203
VeriFone Systems, Inc. (a)	221,666	5,171,468
WEX, Inc. (a)	79,457	5,869,489
Total		93,306,400
Office Electronics 0.2%
Zebra Technologies Corp., Class A (a)	104,605	4,776,264
Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp. (a)	901,954	7,098,378
Cree, Inc. (a)	239,468	14,930,830
Cypress Semiconductor Corp.	275,750	3,099,430
Fairchild Semiconductor International, Inc. (a)	260,773	3,783,816
Integrated Device Technology, Inc. (a)	298,911	2,546,722
International Rectifier Corp. (a)	142,037	3,121,973
Intersil Corp., Class A	259,346	2,126,637
RF Micro Devices, Inc. (a)	573,999	3,168,474
Semtech Corp. (a)	135,891	4,965,457
Silicon Laboratories, Inc. (a)	79,282	3,405,955
Skyworks Solutions, Inc. (a)	394,144	9,404,276
SunEdison, Inc. (a)	474,881	3,832,290
Total		61,484,238
Software 4.2%
ACI Worldwide, Inc. (a)	80,966	3,765,729
Advent Software, Inc. (a)	65,352	2,168,379
ANSYS, Inc. (a)	190,853	14,218,548
Cadence Design Systems, Inc. (a)	578,353	8,750,481
CommVault Systems, Inc. (a)	88,125	6,168,750
Compuware Corp.	435,687	4,892,765
Concur Technologies, Inc. (a)	93,595	7,555,924
Factset Research Systems, Inc.	83,474	8,196,312
Fair Isaac Corp.	72,832	3,574,595
Informatica Corp. (a)	221,414	8,050,613
Mentor Graphics Corp.	193,937	3,682,864
MICROS Systems, Inc. (a)	162,902	6,874,464
PTC, Inc. (a)	245,490	6,164,254
Rovi Corp. (a)	213,447	5,506,933
SolarWinds, Inc. (a)	126,193	5,319,035
Solera Holdings, Inc.	141,450	7,747,216
Synopsys, Inc. (a)(b)	315,716	11,507,848
TIBCO Software, Inc. (a)	319,251	6,809,624
Total		120,954,334
TOTAL INFORMATION TECHNOLOGY		430,908,973

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.8%
Chemicals 2.8%
Albemarle Corp.	182,429	$12,208,149
Ashland, Inc.	150,800	13,409,136
Cabot Corp.	123,039	5,037,217
Cytec Industries, Inc.	86,091	6,152,924
Intrepid Potash, Inc.	110,103	2,067,734
Minerals Technologies, Inc.	71,985	3,066,561
NewMarket Corp.	22,013	6,036,845
Olin Corp.	164,583	4,103,054
RPM International, Inc.	271,741	9,002,779
Scotts Miracle-Gro Co., Class A	79,697	3,767,277
Sensient Technologies Corp.	102,580	4,233,477
Valspar Corp. (The)	171,734	12,308,176
Total		81,393,329
Construction Materials 0.6%
Eagle Materials, Inc.	96,300	7,102,125
Martin Marietta Materials, Inc.	94,149	10,265,065
Total		17,367,190
Containers & Packaging 1.6%
AptarGroup, Inc.	135,892	7,707,794
Greif, Inc., Class A	62,383	3,250,154
Packaging Corp. of America	201,549	9,875,901
Rock Tenn Co., Class A	147,382	14,558,394
Silgan Holdings, Inc.	92,805	4,340,490
Sonoco Products Co.	207,316	7,260,207
Total		46,992,940
Metals & Mining 1.5%
Carpenter Technology Corp.	90,902	4,377,840
Commercial Metals Co.	239,192	3,688,341
Compass Minerals International, Inc.	68,284	5,958,462
Reliance Steel & Aluminum Co.	156,531	10,295,044
Royal Gold, Inc.	133,545	7,312,924
Steel Dynamics, Inc.	451,919	6,932,438
Worthington Industries, Inc.	108,590	3,733,324
Total		42,298,373
Paper & Forest Products 0.3%
Domtar Corp.	71,393	5,173,850
Louisiana-Pacific Corp. (a)	285,947	5,024,089
Total		10,197,939
TOTAL MATERIALS		198,249,771
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, Inc. (a)	312,161	8,905,953

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	206,255	$4,795,429
TOTAL TELECOMMUNICATION SERVICES		13,701,382
UTILITIES 4.9%
Electric Utilities 2.1%
Cleco Corp.	124,999	5,688,705
Great Plains Energy, Inc.	315,226	7,114,651
Hawaiian Electric Industries, Inc.	201,396	5,270,533
IDACORP, Inc.	102,989	4,864,170
NV Energy, Inc.	482,605	11,312,261
OGE Energy Corp.	202,779	13,762,611
PNM Resources, Inc.	163,530	3,666,343
Westar Energy, Inc.	260,271	8,255,796
Total		59,935,070
Gas Utilities 1.4%
Atmos Energy Corp.	185,687	7,839,705
National Fuel Gas Co.	171,415	10,490,598
Questar Corp.	359,502	8,739,494
UGI Corp.	232,314	8,872,072
WGL Holdings, Inc.	106,045	4,551,451
Total		40,493,320

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.1%
Alliant Energy Corp.	227,828	$11,222,807
Black Hills Corp.	90,822	4,311,320
MDU Resources Group, Inc.	387,626	10,024,008
Vectren Corp.	168,740	5,794,532
Total		31,352,667
Water Utilities 0.3%
Aqua America, Inc.	288,163	8,958,988
TOTAL UTILITIES		140,740,045
Total Common Stocks (Cost: $1,843,908,393)		$2,775,802,479

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	136,856,727	$136,856,727
Total Money Market Funds (Cost: $136,856,727)		$136,856,727
Total Investments (Cost: $1,980,765,120) (d)		$2,912,659,206(e)
Other Assets & Liabilities, Net		(14,732,385)
Net Assets		$2,897,926,821

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2013

At May 31, 2013, $3,976,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P Mid Cap 400 E-Mini	994	117,629,960	June 2013	3,764,928	—

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	115,637,033	166,798,832	(145,579,138)	136,856,727	28,971	136,856,727

(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,980,765,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$997,094,000
Unrealized Depreciation	(65,200,000)
Net Unrealized Appreciation	$931,894,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	372,037,984	—	—	372,037,984
Consumer Staples	115,866,510	—	—	115,866,510
Energy	151,507,983	—	—	151,507,983
Financials	633,798,953	—	—	633,798,953
Health Care	253,875,018	—	—	253,875,018
Industrials	465,115,860	—	—	465,115,860
Information Technology	430,908,973	—	—	430,908,973
Materials	198,249,771	—	—	198,249,771
Telecommunication Services	13,701,382	—	—	13,701,382
Utilities	140,740,045	—	—	140,740,045
Total Equity Securities	2,775,802,479	—	—	2,775,802,479
Other
Money Market Funds	136,856,727	—	—	136,856,727
Total Other	136,856,727	—	—	136,856,727
Investments in Securities	2,912,659,206	—	—	2,912,659,206
Derivatives
Assets
Futures Contracts	3,764,928	—	—	3,764,928
Total	2,916,424,134	—	—	2,916,424,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 9.6%
Automobiles 1.1%
Harley-Davidson, Inc.	809,911	$44,172,546
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd. (a)	286,564	8,811,843
Royal Caribbean Cruises Ltd.	735,125	25,736,726
Starwood Hotels & Resorts Worldwide, Inc.	699,300	47,762,190
Total		82,310,759
Household Durables 1.3%
D.R. Horton, Inc.	2,046,750	49,858,830
Internet & Catalog Retail 1.1%
Liberty Interactive Corp., Class A (a)	1,922,250	43,154,513
Media 1.3%
DISH Network Corp., Class A	1,294,148	49,876,464
Multiline Retail 1.7%
Macy’s, Inc.	1,327,400	64,166,516
Specialty Retail 1.0%
Abercrombie & Fitch Co., Class A	755,925	37,856,724
TOTAL CONSUMER DISCRETIONARY		371,396,352
CONSUMER STAPLES 2.4%
Food Products 1.6%
Hershey Co. (The)	279,625	24,917,384
JM Smucker Co. (The)	359,990	36,344,590
Total		61,261,974
Personal Products 0.8%
Avon Products, Inc.	1,372,675	32,353,950
TOTAL CONSUMER STAPLES		93,615,924
ENERGY 12.4%
Energy Equipment & Services 4.8%
Cameron International Corp. (a)	828,050	50,403,403
Ensco PLC, Class A	748,775	45,053,792
Oceaneering International, Inc.	399,900	28,984,752
Superior Energy Services, Inc. (a)	1,591,925	42,472,559

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International Ltd. (a)	1,455,750	$19,638,068
Total		186,552,574
Oil, Gas & Consumable Fuels 7.6%
Cabot Oil & Gas Corp.	528,050	37,153,598
Chesapeake Energy Corp.	987,550	21,568,092
Cimarex Energy Co.	368,665	25,858,163
Gulfport Energy Corp. (a)	363,450	17,332,931
Marathon Petroleum Corp.	800,475	66,039,188
Noble Energy, Inc.	1,197,950	69,061,817
Peabody Energy Corp.	1,402,955	27,596,125
Whiting Petroleum Corp. (a)	615,491	28,355,670
Total		292,965,584
TOTAL ENERGY		479,518,158
FINANCIALS 26.7%
Capital Markets 2.8%
Raymond James Financial, Inc.	1,265,525	55,645,134
TD Ameritrade Holding Corp.	2,190,925	51,355,282
Total		107,000,416
Commercial Banks 8.8%
CIT Group, Inc. (a)	1,318,350	60,749,568
City National Corp.	595,537	37,375,902
Cullen/Frost Bankers, Inc.	756,375	48,672,732
East West Bancorp, Inc.	1,335,350	35,173,119
Fifth Third Bancorp	4,551,951	82,845,508
SVB Financial Group (a)	394,602	30,538,249
Zions Bancorporation	1,703,783	47,791,113
Total		343,146,191
Insurance 5.6%
Aon PLC	831,975	52,971,848
Axis Capital Holdings Ltd.	902,525	39,313,989
Hartford Financial Services Group, Inc.	1,954,643	59,870,715
Principal Financial Group, Inc.	1,671,202	63,254,996
Total		215,411,548
Real Estate Investment Trusts (REITs) 7.5%
Colony Financial, Inc.	860,300	19,055,645
Host Hotels & Resorts, Inc.	2,871,497	51,083,932
Rayonier, Inc.	744,659	41,254,109
SL Green Realty Corp.	473,650	41,198,077
Taubman Centers, Inc.	548,625	44,208,202
UDR, Inc.	1,919,650	46,781,870
Weyerhaeuser Co.	1,632,536	48,682,224
Total		292,264,059

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A (a)	1,557,561	$36,104,264
Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	3,058,750	42,088,400
TOTAL FINANCIALS		1,036,014,878
HEALTH CARE 7.2%
Health Care Equipment & Supplies 3.0%
Cooper Companies, Inc. (The)	223,200	25,223,832
Teleflex, Inc.	523,725	41,023,379
Zimmer Holdings, Inc.	663,150	52,063,907
Total		118,311,118
Pharmaceuticals 4.2%
Actavis, Inc. (a)	504,665	62,220,148
Forest Laboratories, Inc. (a)	1,389,675	55,239,581
Jazz Pharmaceuticals PLC (a)	342,300	23,266,131
Salix Pharmaceuticals Ltd. (a)	366,225	22,218,871
Total		162,944,731
TOTAL HEALTH CARE		281,255,849
INDUSTRIALS 12.3%
Airlines 0.5%
United Continental Holdings, Inc. (a)	574,675	18,653,951
Electrical Equipment 3.0%
Babcock & Wilcox Co. (The)	1,187,150	35,234,612
Eaton Corp. PLC	1,262,571	83,405,440
Total		118,640,052
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.	459,750	30,072,248
Machinery 4.6%
Crane Co.	540,300	32,282,925
Dover Corp.	872,675	68,286,819
Navistar International Corp. (a)	371,650	13,331,085
PACCAR, Inc.	457,775	24,536,740
Stanley Black & Decker, Inc.	505,458	40,042,383
Total		178,479,952
Road & Rail 2.5%
Hertz Global Holdings, Inc. (a)	2,285,875	59,044,151

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Ryder System, Inc.	620,375	$39,108,440
Total		98,152,591
Trading Companies & Distributors 0.9%
AerCap Holdings NV (a)	870,419	15,084,361
United Rentals, Inc. (a)	326,725	18,571,049
Total		33,655,410
TOTAL INDUSTRIALS		477,654,204
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 0.9%
F5 Networks, Inc. (a)	146,450	12,186,104
Juniper Networks, Inc. (a)	1,337,500	23,713,875
Total		35,899,979
Computers & Peripherals 1.5%
Diebold, Inc.	640,925	20,644,194
SanDisk Corp. (a)	643,675	37,989,699
Total		58,633,893
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc. (a)	466,175	18,535,118
FLIR Systems, Inc.	769,850	18,753,546
Total		37,288,664
Office Electronics 0.9%
Xerox Corp.	4,107,500	36,104,925
Semiconductors & Semiconductor Equipment 4.2%
Avago Technologies Ltd.	435,025	16,404,793
Fairchild Semiconductor International, Inc. (a)	1,531,325	22,219,526
KLA-Tencor Corp.	528,225	29,733,785
Maxim Integrated Products, Inc.	983,225	28,995,305
Micron Technology, Inc. (a)	1,435,800	16,770,144
NVIDIA Corp.	1,680,425	24,349,358
Skyworks Solutions, Inc. (a)	944,825	22,543,525
Total		161,016,436
Software 1.0%
Autodesk, Inc. (a)	555,725	20,967,504
PTC, Inc. (a)	664,000	16,673,040
Total		37,640,544
TOTAL INFORMATION TECHNOLOGY		366,584,441

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.3%
Chemicals 3.0%
Celanese Corp., Class A	708,673	$34,973,013
International Flavors & Fragrances, Inc.	322,225	25,871,445
Methanex Corp.	495,525	21,902,205
PPG Industries, Inc.	209,450	32,173,614
Total		114,920,277
Containers & Packaging 2.5%
MeadWestvaco Corp.	1,390,675	48,673,625
Packaging Corp. of America	996,825	48,844,425
Total		97,518,050
Metals & Mining 0.8%
Steel Dynamics, Inc.	1,980,550	30,381,637
TOTAL MATERIALS		242,819,964
TELECOMMUNICATION SERVICES 2.9%
Wireless Telecommunication Services 2.9%
SBA Communications Corp., Class A (a)	518,150	39,001,150
Sprint Nextel Corp. (a)	8,752,700	63,894,710
Telephone & Data Systems, Inc.	380,275	8,841,394
Total		111,737,254
TOTAL TELECOMMUNICATION SERVICES		111,737,254
UTILITIES 8.6%
Electric Utilities 5.0%
Edison International	1,397,825	64,216,080

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Great Plains Energy, Inc.	1,290,200	$29,119,814
NV Energy, Inc.	2,643,925	61,973,602
PPL Corp.	1,251,175	37,159,898
Total		192,469,394
Gas Utilities 1.0%
Questar Corp.	1,623,100	39,457,561
Independent Power Producers & Energy Traders 1.1%
Calpine Corp. (a)	1,290,725	26,214,625
NRG Energy, Inc.	702,525	17,928,438
Total		44,143,063
Multi-Utilities 1.5%
CMS Energy Corp.	941,800	25,381,510
Sempra Energy	395,249	32,133,743
Total		57,515,253
TOTAL UTILITIES		333,585,271
Total Common Stocks (Cost: $2,804,600,503)		$3,794,182,295

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	89,834,597	$89,834,597
Total Money Market Funds (Cost: $89,834,597)		$89,834,597
Total Investments (Cost: $2,894,435,100) (d)		$3,884,016,892(e)
Other Assets & Liabilities, Net		(6,838,102)
Net Assets		$3,877,178,790

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	51,855,363	240,401,175	(202,421,941)	89,834,597	19,427	89,834,597

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $2,894,435,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,018,258,000
Unrealized Depreciation	(28,676,000)
Net Unrealized Appreciation	$989,582,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	371,396,352	—	—	371,396,352
Consumer Staples	93,615,924	—	—	93,615,924
Energy	479,518,158	—	—	479,518,158
Financials	1,036,014,878	—	—	1,036,014,878
Health Care	281,255,849	—	—	281,255,849
Industrials	477,654,204	—	—	477,654,204
Information Technology	366,584,441	—	—	366,584,441
Materials	242,819,964	—	—	242,819,964
Telecommunication Services	111,737,254	—	—	111,737,254
Utilities	333,585,271	—	—	333,585,271
Total Equity Securities	3,794,182,295	—	—	3,794,182,295
Other
Money Market Funds	89,834,597	—	—	89,834,597
Total Other	89,834,597	—	—	89,834,597
Total	3,884,016,892	—	—	3,884,016,892

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.0%
AUSTRALIA 3.5%
Amcor Ltd.	269,406	$2,541,727
Australia and New Zealand Banking Group Ltd.	222,563	5,805,617
BHP Billiton Ltd.	70,106	2,288,728
Commonwealth Bank of Australia	64,563	4,101,804
Flight Centre Ltd.	71,291	2,658,676
National Australia Bank Ltd.	43,456	1,195,510
Suncorp Group Ltd.	177,950	2,106,979
Telstra Corp., Ltd.	922,603	4,171,663
Wesfarmers Ltd.	70,729	2,642,650
Westfield Retail Trust	761,630	2,235,090
Westpac Banking Corp.	115,851	3,122,289
Total		32,870,733
BELGIUM 1.4%
Anheuser-Busch InBev NV	140,757	12,961,653
BRAZIL 1.1%
Arezzo Industria e Comercio SA	50,400	881,965
BR Malls Participacoes SA	116,756	1,190,019
Companhia de Bebidas Americas, ADR	31,978	1,217,402
Hypermarcas SA	110,700	868,833
Linx SA	59,800	1,039,757
Mills Estruturas e Servicos de Engenharia SA	85,000	1,389,019
Qualicorp SA (a)	117,800	1,042,809
Ultrapar Participacoes SA	53,100	1,328,864
Vale SA	57,800	826,061
Total		9,784,729
CAMBODIA 0.2%
NagaCorp Ltd.	1,862,000	1,534,012
CANADA 0.1%
Pacific Rubiales Energy Corp.	39,548	835,400
CHILE 0.1%
SACI Falabella	109,072	1,238,515
CHINA 3.4%
Anhui Conch Cement Co., Ltd., Class H	127,500	412,473
Beijing Enterprises Holdings Ltd.	153,500	1,249,692
Brilliance China Automotive Holdings Ltd. (a)	510,000	582,747
China Communications Construction Co., Ltd., Class H	4,106,000	3,830,497

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	$235,009
China Mobile Ltd., ADR	57,538	2,980,469
China Overseas Land & Investment Ltd.	380,000	1,126,439
China Petroleum & Chemical Corp., Class H	2,884,000	2,941,230
China Shenhua Energy Co., Ltd., Class H	443,500	1,441,119
China Vanke Co., Ltd., Class B	1,504,770	3,000,514
CIMC Enric Holdings Ltd.	876,000	1,185,794
CNOOC Ltd.	399,000	698,939
ENN Energy Holdings Ltd.	182,000	1,022,952
Guangdong Investment Ltd.	3,020,000	2,642,937
Industrial & Commercial Bank of China Ltd., Class H	6,027,000	4,216,844
Lenovo Group Ltd.	534,000	545,725
PetroChina Co., Ltd., Class H	1,716,000	1,987,858
Want Want China Holdings Ltd.	716,000	1,053,022
Zhuzhou CSR Times Electric Co., Ltd., Class H	200,000	623,620
Total		31,777,880
DENMARK 1.1%
Novo Nordisk A/S, Class B	62,502	10,130,184
FINLAND 0.6%
KONE OYJ, Class B	67,060	5,890,999
FRANCE 8.1%
Air Liquide SA	31,563	4,058,782
AtoS	85,988	6,272,779
BNP Paribas SA	140,725	8,235,173
Edenred	144,909	4,607,564
Essilor International SA	51,941	5,714,791
European Aeronautic Defence and Space Co. NV	225,885	13,006,586
Gemalto NV	51,096	4,290,215
L’Oreal SA	36,728	6,191,284
Publicis Groupe SA	154,206	11,033,492
Schneider Electric SA	149,874	11,859,727
Total		75,270,393
GERMANY 11.7%
Allianz SE, Registered Shares	110,659	17,093,111
BASF SE	102,300	9,914,441

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Bayer AG, Registered Shares	160,023	$17,101,237
Brenntag AG	80,361	12,228,185
Continental AG	60,962	7,976,374
Fresenius Medical Care AG & Co. KGaA	196,092	13,313,171
Kabel Deutschland Holding AG	136,393	12,842,595
Merck KGaA	49,658	7,859,566
SAP AG	140,215	10,493,404
Total		108,822,084
HONG KONG 1.9%
Cheung Kong Holdings Ltd.	165,000	2,323,722
Galaxy Entertainment Group Ltd. (a)	335,000	1,739,016
Link REIT (The)	460,500	2,375,019
Sands China Ltd.	1,184,000	6,246,836
Television Broadcasts Ltd.	283,500	2,058,561
Wasion Group Holdings Ltd.	836,000	561,648
Wharf Holdings Ltd.	298,000	2,636,855
Total		17,941,657
INDIA 2.2%
Asian Paints Ltd.	14,020	1,204,512
Cummins India Ltd.	85,491	686,229
Eicher Motors Ltd.	10,998	720,726
Havells India Ltd	52,671	687,320
HCL Technologies Ltd.	56,265	740,036
HDFC Bank Ltd., ADR	53,005	2,132,921
ICICI Bank Ltd., ADR	105,970	4,765,471
IndusInd Bank Ltd.	132,165	1,205,675
ITC Ltd.	562,470	3,382,075
Motherson Sumi Systems Ltd.	255,705	971,234
Tata Motors Ltd.	477,442	2,629,523
Titan Industries Ltd.	270,604	1,403,513
Total		20,529,235
INDONESIA 1.8%
PT Bank Rakyat Indonesia Persero Tbk	2,143,000	1,937,772
PT Bank Tabungan Pensiunan Nasional Tbk (a)	1,450,000	725,370
PT Gudang Garam Tbk	503,000	2,737,844
PT Indocement Tunggal Prakarsa Tbk	1,331,500	3,217,281
PT Matahari Department Store Tbk (a)	2,176,000	2,888,004
PT Nippon Indosari Corpindo Tbk	1,873,500	1,660,851
PT Perusahaan Gas Negara Persero Tbk	4,624,500	2,592,246
PT Sumber Alfaria Trijaya Tbk	1,196,000	866,932
Total		16,626,300

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 10.8%
Aoyama Trading Co., Ltd.	51,200	$1,415,597
Astellas Pharma, Inc.	58,400	2,982,265
Canon, Inc.	85,700	2,928,241
Central Japan Railway Co.	31,000	3,413,036
Chiyoda Co., Ltd.	65,000	1,627,180
Daiichikosho Co., Ltd.	114,100	2,920,224
Denso Corp.	37,200	1,536,969
Enplas Corp.	14,700	891,145
FANUC CORP.	9,200	1,354,837
Fast Retailing Co., Ltd.	2,300	773,622
Fuji Heavy Industries Ltd.	229,000	5,157,910
Hino Motors Ltd.	272,000	3,859,283
Hitachi Ltd.	295,000	1,985,594
Honda Motor Co., Ltd.	52,700	1,956,475
Hoshizaki Electric Co., Ltd.	61,600	1,900,031
ITOCHU Corp.	400,800	4,966,950
Japan Tobacco, Inc.	171,900	5,850,275
Kakaku.com, Inc.	48,200	1,162,552
Komatsu Ltd.	101,200	2,534,219
Lawson, Inc.	29,700	2,160,558
Mitsubishi Estate Co., Ltd.	38,000	936,206
Mitsubishi UFJ Financial Group, Inc.	1,131,600	6,567,259
Mitsui & Co., Ltd.	148,100	1,854,787
Nippon Telegraph & Telephone Corp.	33,900	1,671,948
Nitto Denko Corp.	41,300	2,451,888
Olympus Corp. (a)	81,700	2,426,054
ORIX Corp.	309,280	4,101,666
Otsuka Holdings Co., Ltd.	66,700	2,139,622
Shin-Etsu Chemical Co., Ltd.	57,700	3,614,972
SoftBank Corp.	34,500	1,724,489
Sumitomo Mitsui Financial Group, Inc.	168,400	6,648,394
Takeda Pharmaceutical Co., Ltd.	42,600	1,888,132
Tokyo Gas Co., Ltd.	232,000	1,247,441
Totetsu Kogyo Co., Ltd	61,000	912,181
Toyota Motor Corp.	163,500	9,541,752
Tsuruha Holdings, Inc.	13,300	1,070,809
Total		100,174,563
MALAYSIA 0.1%
CIMB Group Holdings Bhd	375,300	1,004,650
MALTA —%
BGP Holdings PLC (b)(c)	2,232,232	3
MEXICO 0.5%
Alfa SAB de CV, Class A	463,800	1,097,956

Issuer	Shares	Value

Common Stocks (continued)
MEXICO (CONTINUED)
Grupo Financiero Banorte SAB de CV, Class O	204,300	$1,306,068
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	118,234	1,870,462
Total		4,274,486
NETHERLANDS 2.8%
Aegon NV	864,577	5,898,839
ASML Holding NV	151,145	12,509,076
ING Groep NV-CVA (a)	204,141	1,903,553
Reed Elsevier NV	320,372	5,249,997
Total		25,561,465
PANAMA 0.1%
Copa Holdings SA, Class A	8,858	1,163,233
PERU 0.2%
Credicorp Ltd.	13,654	1,879,063
PHILIPPINES 2.3%
Aboitiz Power Corp.	2,555,400	2,161,238
Ayala Land, Inc.	3,176,500	2,526,088
Energy Development Corp.	5,237,000	765,769
GT Capital Holdings, Inc.	238,900	4,227,948
International Container Terminal Services, Inc.	492,260	1,083,624
LT Group, Inc. (a)	2,617,100	1,529,273
Metropolitan Bank & Trust	1,017,760	3,032,921
Philippine Long Distance Telephone Co.	25,920	1,892,535
Security Bank Corp.	900,230	3,674,434
Total		20,893,830
POLAND 0.2%
Eurocash SA	82,095	1,638,406
PORTUGAL 0.8%
Galp Energia SGPS SA	476,249	7,794,412
RUSSIAN FEDERATION 0.7%
Lukoil OAO, ADR	23,814	1,397,286
Magnit OJSC, GDR (a)(d)	17,226	933,257
Mail.ru Group Ltd., GDR (d)	31,624	882,942
Mobile Telesystems OJSC, ADR	59,762	1,151,614

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
QIWI PLC, ADR (a)	19,902	$336,344
Sberbank of Russia	481,091	1,466,501
Total		6,167,944
SINGAPORE 2.3%
CapitaCommercial Trust	748,000	894,697
DBS Group Holdings Ltd.	273,000	3,696,258
Hutchison Port Holdings Trust	3,987,000	3,137,171
Keppel Corp., Ltd.	265,000	2,193,484
Mapletree Industrial Trust	670,000	737,650
Mapletree Logistics Trust	1,101,000	1,052,739
Singapore Technologies Engineering Ltd.	1,020,000	3,293,727
Super Group Ltd.	439,000	1,633,052
Venture Corp., Ltd.	336,000	1,942,238
Wing Tai Holdings Ltd.	1,485,000	2,477,163
Total		21,058,179
SOUTH AFRICA 0.3%
AVI Ltd.	173,308	981,773
Clicks Group Ltd.	72,528	429,211
Life Healthcare Group Holdings Ltd.	143,601	522,058
Shoprite Holdings Ltd.	47,719	833,335
Total		2,766,377
SOUTH KOREA 2.4%
Hotel Shilla Co., Ltd.	15,014	823,396
Hyundai Motor Co.	7,476	1,390,366
LG Display Co., Ltd. (a)	27,010	743,646
Samsung Electronics Co., Ltd.	12,258	16,515,951
Samsung SDI Co., Ltd.	6,689	839,599
SK Hynix, Inc. (a)	28,090	787,980
Suprema, Inc. (a)	37,336	769,630
Total		21,870,568
SPAIN 2.4%
Amadeus IT Holding SA, Class A	280,498	8,560,894
Banco Bilbao Vizcaya Argentaria SA	629,781	5,902,769
Inditex SA	61,532	7,617,063
Total		22,080,726
SWITZERLAND 9.0%
Cie Financiere Richemont SA, Class A	137,943	12,197,082
Nestlé SA, Registered Shares	197,140	13,059,467
Novartis AG, Registered Shares	201,645	14,444,242
SGS SA, Registered Shares	2,607	5,841,848

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Swatch Group AG (The), Registered Shares	114,949	$11,330,360
Syngenta AG, Registered Shares	31,861	12,428,883
UBS AG, Registered Shares	835,747	14,664,020
Total		83,965,902
TAIWAN 1.9%
Airtac International Group	84,000	444,966
Asustek Computer, Inc.	204,000	2,233,539
Far EasTone Telecommunications Co., Ltd.	889,000	2,118,591
Giant Manufacturing Co., Ltd.	81,000	561,493
Gigabyte Technology Co., Ltd.	1,589,000	1,533,914
MediaTek, Inc.	60,000	740,683
Taiwan Semiconductor Manufacturing Co., Ltd.	345,049	1,254,642
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	385,391	7,191,396
Tong Hsing Electronic Industries Ltd.	124,000	549,814
TPK Holding Co., Ltd.	55,000	1,082,605
Total		17,711,643
THAILAND 2.3%
Advanced Information Service PCL, Foreign Registered Shares	566,700	4,901,187
Bangkok Bank PCL, Foreign Registered Shares	605,400	4,113,172
Bangkok Expressway PCL, Foreign Registered Shares	1,598,300	2,096,293
BEC World PCL, Foreign Registered Shares	694,600	1,448,410
Kasikornbank PCL, Foreign Registered Shares	445,200	2,861,256
PTT PCL, Foreign Registered Shares	239,200	2,563,812
Robinson Department Store PCL, Foreign Registered Shares	543,800	1,368,718
Siam Cement PCL, Foreign Registered Shares	91,200	1,389,811
Siam Cement PCL, NVDR	31,400	479,811
Total		21,222,470
TURKEY 0.5%
Arcelik AS	218,999	1,659,095
Tofas Turk Otomobil Fabrikasi AS	129,903	970,131
Turk Traktor ve Ziraat Makineleri AS	10,998	345,952
Turkiye Halk Bankasi AS	187,355	2,003,130
Total		4,978,308

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 18.3%
Barclays PLC	1,557,832	$7,462,225
BG Group PLC	367,770	6,711,809
BT Group PLC	1,334,539	6,072,892
Diageo PLC	353,555	10,443,971
easyJet PLC	434,573	8,280,815
Experian PLC	330,289	6,074,506
GKN PLC	1,711,545	7,675,860
HSBC Holdings PLC, ADR	60,195	3,302,298
Intercontinental Hotels Group PLC	226,813	6,529,097
John Wood Group PLC	409,436	5,258,104
Johnson Matthey PLC	160,902	6,206,541
Legal & General Group PLC	3,601,869	9,703,153
Persimmon PLC	759,065	13,958,680
Prudential PLC	547,918	9,216,582
Reckitt Benckiser Group PLC	127,923	9,147,580
Schroders PLC	108,937	3,888,985
Smith & Nephew PLC	484,576	5,667,430
St. James’s Place PLC	689,298	6,060,924
Standard Chartered PLC	242,739	5,620,477
Unilever PLC	574,655	24,138,556
Wolseley PLC	163,600	8,318,483
Total		169,738,968
Total Common Stocks (Cost: $727,904,845)		$882,158,970

Preferred Stocks 1.3%
GERMANY 1.3%
Henkel AG & Co. KGaA	68,014	$6,545,143
Volkswagen AG	25,522	$5,542,902
Total		12,088,045
UNITED KINGDOM —%
Rolls-Royce Holdings PLC (a)(b)(c)	29,077,531	$44,180
Total Preferred Stocks (Cost: $7,834,272)		$12,132,225

	Shares	Value

Exchange-Traded Funds 0.4%
iShares MSCI Japan Index Fund	69,161	749,705
iShares MSCI Pacific ex-Japan Index Fund	55,793	2,582,658
Total Exchange-Traded Funds (Cost: $3,554,490)		$3,332,363

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.109% (e)(f)	38,590,236	$38,590,236
Total Money Market Funds (Cost: $38,590,236)		$38,590,236

Total Investments
(Cost: $777,883,843) (g)	$936,213,794(h)
Other Assets & Liabilities, Net	(7,972,662)
Net Assets	$928,241,132

Investments in Derivatives Futures Contracts Outstanding at May 31, 2013

At May 31, 2013, $501,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value($)	Date	Appreciation($)	Depreciation($)
E-Mini MSCI EAFE Index	114	9,628,440	June 2013	160,709	—

Forward Foreign Currency Exchange Contracts Open at May 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
Barclays Capital	June 20, 2013	19,233,000	9,513,281	564,442	—
		(BRL)	(USD)
Barclays Capital	June 20, 2013	1,689,000	1,649,535	21,017	—
		(CAD)	(USD)
Barclays Capital	June 20, 2013	3,607,000	3,856,212	83,554	—
		(CHF)	(USD)
Barclays Capital	June 20, 2013	5,266,000	6,797,590	—	(47,484)
		(EUR)	(USD)
Barclays Capital	June 20, 2013	138,379,982,000	14,165,215	214,160	—
		(IDR)	(USD)
Barclays Capital	June 20, 2013	1,034,957,000	18,944,847	716,394	—
		(INR)	(USD)
Barclays Capital	June 20, 2013	26,389,677,000	23,721,058	402,928	—
		(KRW)	(USD)
Barclays Capital	June 20, 2013	8,668,000	2,844,765	46,771	—
		(MYR)	(USD)
Barclays Capital	June 20, 2013	781,244,000	18,946,138	492,969	—
		(PHP)	(USD)
Barclays Capital	June 20, 2013	5,870,000	4,742,269	98,059	—
		(SGD)	(USD)
Barclays Capital	June 20, 2013	823,055,000	28,160,294	998,836	—
		(THB)	(USD)
Barclays Capital	June 20, 2013	558,034,000	18,849,316	221,665	—
		(TWD)	(USD)
Barclays Capital	June 20, 2013	47,568,069	46,245,000	—	(3,362,061)
		(USD)	(AUD)
Barclays Capital	June 20, 2013	18,409,776	11,899,000	—	(332,469)
		(USD)	(GBP)
Barclays Capital	June 20, 2013	7,557,113	4,997,000	34,475	—
		(USD)	(GBP)
Barclays Capital	June 20, 2013	41,809,360	4,141,677,000	—	(577,512)
		(USD)	(JPY)
Barclays Capital	June 20, 2013	29,609,350	3,007,703,000	333,389	—
		(USD)	(JPY)
Barclays Capital	June 20, 2013	5,727,182	33,587,000	—	(7,540)
		(USD)	(NOK)
Barclays Capital	June 20, 2013	4,739,156	27,856,000	4,534	—
		(USD)	(NOK)
Barclays Capital	June 20, 2013	30,483,900	200,850,000	—	(171,201)
		(USD)	(SEK)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
HSBC Securities (USA), Inc.	June 28, 2013	81,952,000	105,427,407	—	(1,103,513)
		(EUR)	(USD)
UBS Securities LLC	June 28, 2013	41,393,000	63,005,527	123,595	—
		(GBP)	(USD)
UBS Securities LLC	June 28, 2013	706,000	1,061,810	—	(10,706)
		(GBP)	(USD)
Goldman, Sachs & Co.	June 28, 2013	282,063,000	42,473,930	—	(87,294)
		(SEK)	(USD)
Morgan Stanley	June 28, 2013	108,569,188	110,186,000	—	(3,304,296)
		(USD)	(AUD)
Socgen-Crosby Securities Inc.	June 28, 2013	42,622,935	44,015,000	—	(192,046)
		(USD)	(CAD)
Citigroup Global Markets Inc.	June 28, 2013	62,980,564	6,444,987,000	1,183,618	—
		(USD)	(JPY)
Total				5,540,406	(9,196,122)

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $279,192, representing 0.03% of net assets.  Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost($)
BGP Holdings PLC	02-04-09 - 05-14-09	—
China Milk Products Group Ltd.	09-11-06 - 07-02-09	4,479,619
Rolls-Royce Holdings PLC	05-04-10 - 12-19-12	23,974

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $279,192, which represents 0.03% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $1,816,199 or 0.20% of net assets.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,514,286	195,138,659	(181,062,709)	38,590,236	8,719	38,590,236

(g)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $777,884,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$168,441,000
Unrealized Depreciation	(10,111,000)
Net Unrealized Appreciation	$158,330,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,120,479	152,274,059	—	154,394,538
Consumer Staples	2,086,236	105,345,834	235,009	107,667,079
Energy	3,561,550	29,397,284	—	32,958,834
Financials	16,446,303	185,787,442	3	202,233,748
Health Care	1,042,809	84,188,752	—	85,231,561
Industrials	3,650,207	118,483,131	—	122,133,338
Information Technology	8,567,497	80,818,493	—	89,385,990
Materials	826,061	50,209,850	—	51,035,911
Telecommunication Services	4,132,082	22,553,306	—	26,685,388
Utilities	—	10,432,583	—	10,432,583
Preferred Stocks
Consumer Discretionary	—	5,542,902	—	5,542,902
Consumer Staples	—	6,545,143	—	6,545,143
Industrials	—	44,180	—	44,180
Exchange-Traded Funds	3,332,363	—	—	3,332,363
Total Equity Securities	45,765,587	851,622,959	235,012	897,623,558
Other
Money Market Funds	38,590,236	—	—	38,590,236
Total Other	38,590,236	—	—	38,590,236
Investments in Securities	84,355,823	851,622,959	235,012	936,213,794
Derivatives
Assets
Futures Contracts	160,709	—	—	160,709
Forward Foreign Currency Exchange Contracts	—	5,540,406	—	5,540,406
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,196,122)	—	(9,196,122)
Total	84,516,532	847,967,243	235,012	932,718,787

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks ($)
Balance as of February 28, 2013	239,861
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(4,849)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2013	235,012

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2013 was ($4,849).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Overseas Value Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
AUSTRALIA 5.2%
Australia and New Zealand Banking Group Ltd.	200,319	$5,225,376
BlueScope Steel Ltd. (a)	264,534	1,315,886
Commonwealth Bank of Australia	27,420	1,742,042
National Australia Bank Ltd.	100,990	2,778,316
Westpac Banking Corp.	67,992	1,832,446
Total		12,894,066
BELGIUM 1.2%
Barco NV	20,394	1,766,197
Delhaize Group SA	18,098	1,154,065
Total		2,920,262
CANADA 0.2%
Eastern Platinum Ltd. (a)	5,946,337	430,167
CHINA 0.6%
China Communications Construction Co., Ltd., Class H	1,597,000	1,489,845
FRANCE 10.3%
AXA SA	219,665	4,434,971
BNP Paribas SA	76,316	4,465,983
CNP Assurances	122,182	1,844,883
Metropole Television SA	112,901	1,739,638
Sanofi	71,439	7,617,413
Total SA	107,929	5,394,652
Total		25,497,540
GERMANY 7.7%
Allianz SE, Registered Shares	32,526	5,024,178
Aurubis AG	36,001	2,160,976
BASF SE	20,523	1,988,994
Bayerische Motoren Werke AG	16,767	1,591,160
Deutsche Bank AG, Registered Shares	40,321	1,873,390
Deutsche Telekom AG, Registered Shares	147,272	1,677,191
Freenet AG	53,799	1,149,621
KHD Humboldt Wedag International AG	332,401	1,922,569
Siemens AG, Registered Shares	15,585	1,642,852
Total		19,030,931
HONG KONG 2.1%
Hongkong Land Holdings Ltd.	269,000	1,859,721
K Wah International Holdings Ltd.	2,680,000	1,363,506

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wharf Holdings Ltd.	231,000	$2,044,005
Total		5,267,232
IRELAND 3.0%
Dragon Oil PLC	285,130	2,685,659
Jazz Pharmaceuticals PLC (a)	34,897	2,371,949
Smurfit Kappa Group PLC	139,555	2,341,229
Total		7,398,837
ITALY 2.0%
ENI SpA	127,511	2,899,793
Recordati SpA	204,547	2,165,025
Total		5,064,818
JAPAN 20.8%
Aisin Seiki Co., Ltd.	53,500	1,934,057
Arnest One Corp.	75,000	1,357,569
Canon, Inc.	57,600	1,968,106
Central Japan Railway Co.	21,700	2,389,125
CyberAgent, Inc.	561	1,092,551
Daiichikosho Co., Ltd.	63,100	1,614,953
Dr Ci:Labo Co., Ltd.	503	1,452,622
Fuji Heavy Industries Ltd.	143,000	3,220,878
Fuji Machine Manufacturing Co., Ltd.	177,500	1,443,628
Fuyo General Lease Co., Ltd.	64,300	2,363,880
Hino Motors Ltd.	81,000	1,149,272
IT Holdings Corp.	132,900	1,852,985
ITOCHU Corp.	222,600	2,758,591
Japan Petroleum Exploration Co.	34,200	1,434,618
Japan Tobacco, Inc.	34,000	1,157,122
Kato Sangyo Co., Ltd.	85,900	1,606,377
Kinki Sharyo Co., Ltd.	402,000	1,249,507
Mitsubishi UFJ Financial Group, Inc.	502,500	2,916,267
Nippon Telegraph & Telephone Corp.	61,400	3,028,249
Otsuka Holdings Co., Ltd.	53,900	1,729,020
Shinko Plantech Co., Ltd.	244,900	1,769,259
Sumitomo Mitsui Financial Group, Inc.	125,100	4,938,920
Tokyo Gas Co., Ltd.	211,000	1,134,526
TS Tech Co., Ltd.	53,600	1,679,190
Tsuruha Holdings, Inc.	16,200	1,304,293
Yamaguchi Financial Group, Inc.	156,000	1,349,768
Yodogawa Steel Works Ltd.	384,000	1,467,459
Total		51,362,792
NETHERLANDS 3.2%
ING Groep NV-CVA (a)	267,120	2,490,812
Koninklijke Ahold NV	142,260	2,306,599

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Koninklijke Philips NV	109,929	$3,112,752
Total		7,910,163
NORWAY 1.2%
Electromagnetic GeoServices AS (a)	709,450	1,277,107
Kongsberg Automotive Holding ASA (a)	4,358,708	1,715,704
Total		2,992,811
PAKISTAN 0.4%
Lucky Cement Ltd.	555,200	1,028,142
PHILIPPINES 0.5%
Energy Development Corp.	8,058,100	1,178,278
POLAND 0.7%
PGE SA	329,702	1,808,193
RUSSIAN FEDERATION 0.6%
Sberbank of Russia, ADR	125,553	1,526,531
SINGAPORE 1.6%
Ausgroup Ltd.	2,438,000	759,544
DBS Group Holdings Ltd.	245,000	3,317,155
Total		4,076,699
SOUTH KOREA 2.4%
GS Home Shopping, Inc.	7,492	1,623,477
Hyundai Home Shopping Network Corp.	16,231	2,283,176
LG Fashon Corp.	34,687	951,763
Youngone Holdings Co., Ltd.	15,048	987,038
Total		5,845,454
SPAIN 4.7%
Banco Bilbao Vizcaya Argentaria SA	262,816	2,463,304
Banco Santander SA	578,935	4,140,679
Duro Felguera SA	259,619	1,798,204
Iberdrola SA	411,905	2,228,026
Telefonica SA (a)	77,112	1,060,981
Total		11,691,194
SWEDEN 2.7%
MQ Holding AB	433,151	925,376
Nordea Bank AB	258,090	3,170,893

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Saab AB, Class B	123,014	$2,536,764
Total		6,633,033
SWITZERLAND 4.6%
Baloise Holding AG, Registered Shares	23,283	2,279,002
Georg Fischer AG	3,762	1,728,168
Novartis AG, Registered Shares	16,744	1,199,407
Roche Holding AG, Genusschein Shares	8,955	2,220,271
Zurich Insurance Group AG	14,854	3,928,389
Total		11,355,237
THAILAND 1.3%
Bangkok Bank PCL, Foreign Registered Shares	256,000	1,739,299
PTT PCL, Foreign Registered Shares	139,700	1,497,344
Total		3,236,643
TURKEY 0.5%
Torunlar Gayrimenkul Yatirim Ortakligi AS	604,202	1,318,185
UNITED KINGDOM 18.0%
Amarin Corp. PLC, ADR (a)	118,673	829,524
AstraZeneca PLC	20,973	1,073,067
Aviva PLC	481,134	2,417,861
Barclays PLC	786,491	3,767,398
BP PLC	617,639	4,414,392
HSBC Holdings PLC	837,020	9,182,974
Intermediate Capital Group PLC	342,113	2,412,713
Lancashire Holdings Ltd.	153,450	1,851,601
Rio Tinto PLC	27,894	1,191,373
Royal Dutch Shell PLC, Class A	65,118	2,174,436
Royal Dutch Shell PLC, Class B	221,192	7,625,132
Vodafone Group PLC	1,355,768	3,929,168
Vodafone Group PLC, ADR	55,104	1,595,261
Xchanging PLC	950,051	1,952,342
Total		44,417,242
UNITED STATES 1.8%
CF Industries Holdings, Inc.	6,275	1,198,274
Infinity Pharmaceuticals, Inc. (a)	22,045	594,113
Onyx Pharmaceuticals, Inc. (a)	13,226	1,262,422

Issuer			Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Stillwater Mining Co. (a)			112,178	$1,345,014
Total				4,399,823
Total Common Stocks (Cost: $227,929,831)				$240,774,118

			Shares	Value

Exchange-Traded Funds 1.6%
iShares MSCI EAFE Index Fund			64,549	3,878,104
Total Exchange-Traded Funds (Cost: $3,995,600)				$3,878,104

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
Ariad Pharmaceuticals, Inc.
	77	20.00	08/17/13	8,470

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls (continued)
Infinity Pharmaceuticals, Inc.
	2,500	45.00	07/20/13	$106,250
Total Options Purchased Calls (Cost: $159,113)				$114,720

			Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.109% (b)(c)			469,352	469,352
Total Money Market Funds (Cost: $469,352)				$469,352
Total Investments
(Cost: $232,553,896) (d)				$245,236,294(e)
Other Assets & Liabilities, Net				2,249,232
Net Assets				$247,485,526

Investments in Derivatives Open Options Contracts Written at May 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Ariad Pharmaceuticals, Inc.	Put	367	14.00	21,639	August 2013	10,093
Infinity Pharmaceuticals, Inc.	Put	260	17.50	21,830	June 2013	5,850
Total						15,943

Forward Foreign Currency Exchange Contracts Open at May 31, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	June 20, 2013	5,032,157	(USD)	4,897,000	(AUD)	—	(351,071)
Morgan Stanley	June 20, 2013	1,541,326	(USD)	1,175,000	(EUR)	—	(13,987)
Morgan Stanley	June 20, 2013	6,150,850	(USD)	4,054,000	(GBP)	8,100	—
Morgan Stanley	June 20, 2013	8,613,009	(USD)	5,580,000	(GBP)	—	(135,711)
Morgan Stanley	June 20, 2013	1,520,804	(USD)	18,523,000	(MXN)	—	(73,524)
Morgan Stanley	June 20, 2013	1,766,613	(USD)	10,347,000	(NOK)	—	(4,588)
Morgan Stanley	June 20, 2013	759,137	(USD)	892,000	(NZD)	—	(50,965)
Morgan Stanley	June 20, 2013	2,511,150	(USD)	3,108,000	(SGD)	—	(52,171)
Morgan Stanley	June 20, 2013	752,158	(USD)	1,362,000	(TRY)	—	(26,336)
Morgan Stanley	June 20, 2013	1,029,000	(CAD)	1,005,030	(USD)	12,878	—
Morgan Stanley	June 20, 2013	1,422,000	(CHF)	1,507,873	(USD)	20,566	—
Morgan Stanley	June 20, 2013	2,832,000	(CHF)	2,950,707	(USD)	—	(11,357)
Morgan Stanley	June 20, 2013	257,390,000	(JPY)	2,514,086	(USD)	—	(48,322)
Morgan Stanley	June 20, 2013	8,403,847,000	(KRW)	7,546,761	(USD)	121,055	—
Morgan Stanley	June 20, 2013	5,613,000	(PLN)	1,759,589	(USD)	55,089	—
Morgan Stanley	June 20, 2013	101,691,000	(THB)	3,481,138	(USD)	125,255	—
Total						342,943	(768,032)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,527	16,095,376	(15,775,551)	469,352	166	469,352

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $232,554,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,843,000
Unrealized Depreciation	(6,161,000)
Net Unrealized Appreciation	$12,682,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	22,716,530	—	22,716,530
Consumer Staples	—	8,981,079	—	8,981,079
Energy	—	31,172,391	—	31,172,391
Financials	—	92,064,449	—	92,064,449
Health Care	5,058,007	16,004,203	—	21,062,210
Industrials	—	23,980,822	—	23,980,822
Information Technology	—	7,539,630	—	7,539,630
Materials	2,973,455	11,494,059	—	14,467,514
Telecommunication Services	1,595,261	10,845,210	—	12,440,471
Utilities	—	6,349,022	—	6,349,022
Exchange-Traded Funds	3,878,104	—	—	3,878,104
Total Equity Securities	13,504,827	231,147,395	—	244,652,222
Other
Options Purchased Calls	114,720	—	—	114,720
Money Market Funds	469,352	—	—	469,352
Total Other	584,072	—	—	584,072
Investments in Securities	14,088,899	231,147,395	—	245,236,294
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	342,943	—	342,943
Liabilities
Forward Foreign Currency Exchange Contracts		(768,032)		(768,032)
Options Contracts Written	(15,943)		—	(15,943)
Total	14,072,956	230,722,306	—	244,795,262

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 16.1%
Auto Components 0.5%
Dorman Products, Inc.	97,895	$4,359,264
Drew Industries, Inc.	68,222	2,578,792
Spartan Motors, Inc.	112,901	683,051
Standard Motor Products, Inc.	71,189	2,406,188
Superior Industries International, Inc.	84,024	1,530,077
Total		11,557,372
Automobiles 0.1%
Winnebago Industries, Inc. (a)	101,965	2,116,793
Distributors 0.4%
Pool Corp.	168,417	8,665,055
VOXX International Corp. (a)	69,119	768,603
Total		9,433,658
Diversified Consumer Services 0.9%
American Public Education, Inc. (a)	64,584	2,456,775
Capella Education Co. (a)	40,458	1,762,350
Career Education Corp. (a)	185,138	551,711
Coinstar, Inc. (a)	101,263	5,897,557
Corinthian Colleges, Inc. (a)	283,360	736,736
Hillenbrand, Inc.	227,410	5,426,003
ITT Educational Services, Inc. (a)	56,755	1,360,417
Lincoln Educational Services Corp.	81,786	563,506
Universal Technical Institute, Inc.	76,952	906,495
Total		19,661,550
Hotels, Restaurants & Leisure 3.2%
Biglari Holdings, Inc. (a)	4,374	1,760,754
BJ’s Restaurants, Inc. (a)	89,827	3,372,106
Boyd Gaming Corp. (a)	204,178	2,660,439
Buffalo Wild Wings, Inc. (a)	67,608	6,487,664
CEC Entertainment, Inc.	60,979	2,442,209
Cracker Barrel Old Country Store, Inc.	86,183	7,709,931
DineEquity, Inc.	58,441	4,230,544
Interval Leisure Group, Inc.	140,348	3,032,920
Jack in the Box, Inc. (a)	157,879	5,761,005
Marcus Corp.	68,218	876,601
Marriott Vacations Worldwide Corp. (a)	105,827	4,682,845
Monarch Casino & Resort, Inc. (a)	34,550	532,415
Multimedia Games Holdings Co., Inc. (a)	102,667	2,627,249
Papa John’s International, Inc. (a)	61,128	3,938,477
Pinnacle Entertainment, Inc. (a)	211,789	4,168,008
Red Robin Gourmet Burgers, Inc. (a)	46,299	2,431,160
Ruby Tuesday, Inc. (a)	210,390	1,946,107

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.	128,868	$1,443,322
SHFL Entertainment, Inc. (a)	204,189	3,522,260
Sonic Corp. (a)	189,703	2,490,800
Texas Roadhouse, Inc.	208,663	4,934,880
Total		71,051,696
Household Durables 1.7%
American Greetings Corp., Class A	114,770	2,111,768
Blyth, Inc.	38,337	537,101
Ethan Allen Interiors, Inc.	94,217	2,955,587
Helen of Troy Ltd. (a)	115,293	4,573,673
iRobot Corp. (a)	95,050	3,211,740
La-Z-Boy, Inc.	189,922	3,507,859
M/I Homes, Inc. (a)	86,438	2,147,984
Meritage Homes Corp. (a)	112,921	5,347,939
Ryland Group, Inc. (The)	164,921	7,467,623
Standard Pacific Corp. (a)	520,617	4,607,461
Universal Electronics, Inc. (a)	54,569	1,456,992
Total		37,925,727
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)	45,217	1,607,916
Nutrisystem, Inc.	103,552	935,075
PetMed Express, Inc.	72,553	971,485
Total		3,514,476
Leisure Equipment & Products 0.9%
Arctic Cat, Inc.	47,819	2,242,233
Brunswick Corp.	327,148	10,982,358
Callaway Golf Co.	257,535	1,764,115
JAKKS Pacific, Inc.	75,088	758,389
Sturm Ruger & Co., Inc.	69,885	3,513,818
Total		19,260,913
Media 0.7%
Arbitron, Inc.	96,815	4,541,592
Digital Generation, Inc. (a)	92,228	644,674
EW Scripps Co., Class A (a)	103,674	1,415,150
Harte-Hanks, Inc.	157,130	1,404,742
Live Nation Entertainment, Inc. (a)	512,045	6,968,932
Total		14,975,090
Multiline Retail 0.2%
Fred’s, Inc., Class A	122,474	1,942,438
Tuesday Morning Corp. (a)	154,347	1,375,232
Total		3,317,670
Specialty Retail 4.8%
Big 5 Sporting Goods Corp.	61,610	1,232,816

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Brown Shoe Co., Inc.	147,819	$3,074,635
Buckle, Inc. (The)	99,136	5,301,793
Cato Corp. (The), Class A	97,735	2,433,602
Children’s Place Retail Stores, Inc. (The) (a)	85,571	4,563,501
Christopher & Banks Corp. (a)	134,162	967,308
Coldwater Creek, Inc. (a)	73,070	269,628
Finish Line, Inc., Class A (The)	180,322	3,797,581
Francesca’s Holdings Corp. (a)	159,600	4,556,580
Genesco, Inc. (a)	87,612	5,920,819
Group 1 Automotive, Inc.	78,035	4,959,124
Haverty Furniture Companies, Inc.	71,836	1,768,602
Hibbett Sports, Inc. (a)	93,643	5,340,460
HOT Topic, Inc.	153,495	2,147,395
Jos. A. Bank Clothiers, Inc. (a)	101,376	4,554,824
Kirkland’s, Inc. (a)	54,494	815,230
Lithia Motors, Inc., Class A	76,472	3,983,427
Lumber Liquidators Holdings, Inc. (a)	98,538	8,090,955
MarineMax, Inc. (a)	86,489	993,759
Men’s Wearhouse, Inc. (The)	173,545	6,282,329
Monro Muffler Brake, Inc.	106,341	5,000,154
OfficeMax, Inc.	315,186	4,106,874
PEP Boys-Manny, Moe & Jack (The) (a)	192,632	2,377,079
Rue21, Inc. (a)	56,936	2,390,743
Select Comfort Corp. (a)	202,411	4,491,500
Sonic Automotive, Inc., Class A	124,996	2,846,159
Stage Stores, Inc.	115,752	2,663,454
Stein Mart, Inc.	99,911	1,291,849
Vitamin Shoppe, Inc. (a)	109,473	4,788,349
Zale Corp. (a)	95,092	734,110
Zumiez, Inc. (a)	80,758	2,569,720
Total		104,314,359
Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc. (a)	319,728	5,640,002
Fifth & Pacific Companies, Inc. (a)	434,679	9,341,252
Iconix Brand Group, Inc. (a)	210,496	6,333,825
Maidenform Brands, Inc. (a)	85,516	1,555,536
Movado Group, Inc.	64,303	2,321,338
Oxford Industries, Inc.	51,701	3,396,239
Perry Ellis International, Inc.	43,612	920,649
Quiksilver, Inc. (a)	454,898	3,580,047
Skechers U.S.A., Inc., Class A (a)	139,493	3,138,593
Steven Madden Ltd. (a)	148,933	7,223,250
True Religion Apparel, Inc.	87,518	2,786,573

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	181,716	$9,512,833
Total		55,750,137
TOTAL CONSUMER DISCRETIONARY		352,879,441
CONSUMER STAPLES 3.9%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A (a)	30,610	4,678,432
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	63,088	3,213,703
Casey’s General Stores, Inc.	138,970	8,443,817
Nash Finch Co.	44,522	967,463
Spartan Stores, Inc.	78,900	1,402,053
Total		14,027,036
Food Products 2.4%
B&G Foods, Inc.	191,761	5,518,882
Cal-Maine Foods, Inc.	50,568	2,262,412
Calavo Growers, Inc.	46,267	1,374,593
Darling International, Inc. (a)	427,303	8,379,412
Diamond Foods, Inc. (a)	80,059	1,241,715
Hain Celestial Group, Inc. (The) (a)	168,529	11,227,402
J&J Snack Foods Corp.	53,872	4,088,885
Sanderson Farms, Inc.	72,642	5,006,487
Seneca Foods Corp., Class A (a)	28,213	901,405
Snyders-Lance, Inc.	175,081	4,538,099
TreeHouse Foods, Inc. (a)	131,315	8,598,506
Total		53,137,798
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	150,952	1,145,726
WD-40 Co.	53,189	2,884,971
Total		4,030,697
Personal Products 0.4%
Inter Parfums, Inc.	58,809	1,763,094
Medifast, Inc. (a)	49,569	1,428,083
Prestige Brands Holdings, Inc. (a)	185,203	5,443,116
Total		8,634,293
Tobacco 0.1%
Alliance One International, Inc. (a)	298,859	1,087,847
TOTAL CONSUMER STAPLES		85,596,103

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.6%
Energy Equipment & Services 2.6%
Basic Energy Services, Inc. (a)	98,476	$1,314,655
Bristow Group, Inc.	130,820	8,222,037
C&J Energy Services, Inc. (a)	162,605	3,024,453
Era Group, Inc. (a)	71,864	1,851,217
Exterran Holdings, Inc. (a)	235,395	6,807,623
Geospace Technologies Corp. (a)	46,640	4,051,150
Gulf Island Fabrication, Inc.	52,287	1,078,681
Hornbeck Offshore Services, Inc. (a)	115,849	6,026,465
ION Geophysical Corp. (a)	436,849	2,791,465
Lufkin Industries, Inc.	122,272	10,791,727
Matrix Service Co. (a)	94,401	1,556,673
Pioneer Energy Services Corp. (a)	225,038	1,570,765
SEACOR Holdings, Inc.	68,529	5,262,342
Tetra Technologies, Inc. (a)	283,684	2,953,150
Total		57,302,403
Oil, Gas & Consumable Fuels 2.0%
Approach Resources, Inc. (a)	121,749	3,066,857
Carrizo Oil & Gas, Inc. (a)	132,975	3,412,138
Cloud Peak Energy, Inc. (a)	220,709	4,237,613
Comstock Resources, Inc.	162,964	2,628,609
Contango Oil & Gas Co.	46,308	1,619,854
Gulfport Energy Corp. (a)	247,055	11,782,053
Northern Oil and Gas, Inc. (a)	214,340	2,822,858
PDC Energy, Inc. (a)	109,982	5,629,979
Penn Virginia Corp.	198,750	926,175
Petroquest Energy, Inc. (a)	204,500	936,610
Stone Energy Corp. (a)	178,695	4,022,424
Swift Energy Co. (a)	156,002	2,115,387
Total		43,200,557
TOTAL ENERGY		100,502,960
FINANCIALS 20.4%
Capital Markets 1.6%
Calamos Asset Management, Inc., Class A	73,952	777,975
Financial Engines, Inc.	152,258	6,565,365
HFF, Inc., Class A	118,327	2,225,731
Investment Technology Group, Inc. (a)	137,708	1,901,747
Piper Jaffray Companies (a)	59,018	2,107,533
Prospect Capital Corp.	767,562	7,974,969
Stifel Financial Corp. (a)	212,825	7,659,572
SWS Group, Inc. (a)	102,779	615,646
Virtus Investment Partners, Inc. (a)	21,022	4,874,161
Total		34,702,699

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 6.3%
Bank of the Ozarks, Inc.	109,016	$4,758,548
Banner Corp.	63,413	2,034,289
BBCN Bancorp, Inc.	285,782	3,683,730
Boston Private Financial Holdings, Inc.	285,655	2,813,702
City Holding Co.	56,585	2,241,898
Columbia Banking System, Inc.	190,515	4,160,847
Community Bank System, Inc.	143,825	4,222,702
CVB Financial Corp.	319,659	3,666,489
First BanCorp (a)	255,319	1,559,999
First Commonwealth Financial Corp.	372,257	2,683,973
First Financial Bancorp	210,070	3,237,179
First Financial Bankshares, Inc.	108,566	5,971,102
First Midwest Bancorp, Inc.	272,507	3,586,192
FNB Corp.	523,818	6,023,907
Glacier Bancorp, Inc.	261,032	5,074,462
Hanmi Financial Corp. (a)	114,230	1,797,980
Home Bancshares, Inc.	83,625	3,520,612
Independent Bank Corp.	82,436	2,716,266
MB Financial, Inc.	198,725	5,069,475
National Penn Bancshares, Inc.	427,636	4,225,044
NBT Bancorp, Inc.	159,695	3,174,737
Old National Bancorp	367,061	4,903,935
PacWest Bancorp	143,289	4,131,022
Pinnacle Financial Partners, Inc. (a)	118,533	2,975,178
PrivateBancorp, Inc.	216,208	4,185,787
S&T Bancorp, Inc.	107,847	2,085,761
Simmons First National Corp., Class A	60,012	1,544,109
Sterling Bancorp	112,301	1,341,997
Susquehanna Bancshares, Inc.	677,173	8,132,848
Taylor Capital Group, Inc. (a)	52,400	870,364
Texas Capital Bancshares, Inc. (a)	147,854	6,529,233
Tompkins Financial Corp.	41,763	1,734,835
UMB Financial Corp.	117,592	6,242,959
Umpqua Holdings Corp.	406,073	5,490,107
United Bankshares, Inc.	165,973	4,316,958
United Community Banks, Inc. (a)	167,605	1,986,119
Wilshire Bancorp, Inc. (a)	225,015	1,485,099
Wintrust Financial Corp.	134,171	5,063,613
Total		139,243,057
Consumer Finance 1.4%
Cash America International, Inc.	104,515	4,986,411
Encore Capital Group, Inc. (a)	78,235	2,790,643
Ezcorp, Inc., Class A (a)	172,819	3,306,028
First Cash Financial Services, Inc. (a)	97,703	5,257,398
Portfolio Recovery Associates, Inc. (a)	61,338	9,339,937

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
World Acceptance Corp. (a)	44,765	$4,134,495
Total		29,814,912
Diversified Financial Services 0.4%
Interactive Brokers Group, Inc., Class A	148,155	2,336,404
MarkeTaxess Holdings, Inc.	135,599	5,879,573
Total		8,215,977
Insurance 2.3%
AMERISAFE, Inc.	65,845	2,234,121
eHealth, Inc. (a)	73,473	1,808,905
Employers Holdings, Inc.	111,641	2,761,998
Horace Mann Educators Corp.	143,707	3,492,080
Infinity Property & Casualty Corp.	42,104	2,431,506
Meadowbrook Insurance Group, Inc.	169,735	1,361,275
National Financial Partners Corp. (a)	144,652	3,646,677
Navigators Group, Inc. (The) (a)	38,286	2,232,840
ProAssurance Corp.	223,551	11,222,260
RLI Corp.	61,728	4,634,538
Safety Insurance Group, Inc.	46,132	2,415,472
Selective Insurance Group, Inc.	201,174	4,773,859
Stewart Information Services Corp.	74,900	2,073,981
Tower Group International Ltd.	141,941	2,743,720
United Fire Group, Inc.	78,750	2,114,437
Total		49,947,669
Real Estate Investment Trusts (REITs) 7.5%
Acadia Realty Trust	193,967	5,027,625
Cedar Realty Trust, Inc.	198,316	1,140,317
Colonial Properties Trust	301,623	6,668,885
Coresite Realty Corp.	77,240	2,480,949
Cousins Properties, Inc.	374,111	3,860,826
DiamondRock Hospitality Co.	708,928	6,741,905
EastGroup Properties, Inc.	108,567	6,380,483
EPR Properties	169,850	8,903,537
Franklin Street Properties Corp.	309,115	4,210,146
Geo Group, Inc. (The)	259,092	9,021,583
Getty Realty Corp.	96,916	2,031,359
Government Properties Income Trust	198,235	4,819,093
Healthcare Realty Trust, Inc.	322,307	8,576,589
Inland Real Estate Corp.	312,289	3,207,208
Kite Realty Group Trust	311,073	1,888,213
LaSalle Hotel Properties	346,582	9,149,765
Lexington Realty Trust	651,544	8,202,939
LTC Properties, Inc.	123,541	5,140,541
Medical Properties Trust, Inc.	537,184	7,971,811

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	153,642	$10,443,047
Parkway Properties, Inc.	145,366	2,497,388
Pennsylvania Real Estate Investment Trust	225,514	4,485,473
Post Properties, Inc.	197,949	9,461,962
PS Business Parks, Inc.	65,225	4,977,320
Sabra Health Care REIT, Inc.	134,411	3,635,818
Saul Centers, Inc.	46,207	2,069,612
Sovran Self Storage, Inc.	110,497	7,167,940
Tanger Factory Outlet Centers	341,224	11,765,403
Universal Health Realty Income Trust	46,026	2,078,994
Urstadt Biddle Properties, Inc., Class A	93,291	1,964,708
Total		165,971,439
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	126,346	2,914,802
Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	156,291	890,859
Brookline Bancorp, Inc.	255,289	2,164,851
Dime Community Bancshares, Inc.	104,939	1,512,171
Northwest Bancshares, Inc.	339,851	4,214,153
Oritani Financial Corp.	141,583	2,170,467
Provident Financial Services, Inc.	197,051	2,999,116
TrustCo Bank Corp.	340,765	1,904,876
ViewPoint Financial Group, Inc.	129,333	2,448,274
Total		18,304,767
TOTAL FINANCIALS		449,115,322
HEALTH CARE 10.6%
Biotechnology 1.1%
Acorda Therapeutics, Inc. (a)	146,125	4,887,881
Arqule, Inc. (a)	212,590	576,119
Cubist Pharmaceuticals, Inc. (a)	235,504	12,940,945
Emergent Biosolutions, Inc. (a)	92,344	1,311,285
Momenta Pharmaceuticals, Inc. (a)	165,196	2,173,979
Spectrum Pharmaceuticals, Inc.	189,860	1,558,751
Total		23,448,960
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.	75,369	3,316,990
ABIOMED, Inc. (a)	127,289	2,745,624
Align Technology, Inc. (a)	261,006	9,330,964
Analogic Corp.	44,370	3,526,971
Cantel Medical Corp.	77,847	2,649,912

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
CONMED Corp.	101,848	$3,353,855
CryoLife, Inc.	90,725	561,588
Cyberonics, Inc. (a)	86,223	4,113,699
Cynosure Inc., Class A (a)	50,000	1,245,500
Greatbatch, Inc. (a)	86,172	2,775,600
Haemonetics Corp. (a)	187,332	7,733,065
ICU Medical, Inc. (a)	46,189	3,297,433
Integra LifeSciences Holdings Corp. (a)	73,109	2,770,100
Invacare Corp.	105,422	1,634,041
Meridian Bioscience, Inc.	150,245	3,246,794
Merit Medical Systems, Inc. (a)	145,033	1,431,476
Natus Medical, Inc. (a)	108,660	1,531,019
Neogen Corp. (a)	81,373	4,432,387
NuVasive, Inc. (a)	159,741	3,469,575
Palomar Medical Technologies, Inc. (a)	64,662	874,877
SurModics, Inc. (a)	44,154	1,048,216
Symmetry Medical, Inc. (a)	133,455	1,245,135
West Pharmaceutical Services, Inc.	124,636	8,543,798
Total		74,878,619
Health Care Providers & Services 3.0%
Air Methods Corp.	126,730	4,744,771
Almost Family, Inc.	30,124	595,551
Amedisys, Inc. (a)	112,249	1,382,908
AMN Healthcare Services, Inc. (a)	166,110	2,224,213
Amsurg Corp. (a)	116,534	4,140,453
Bio-Reference Labs, Inc. (a)	88,460	2,728,991
Centene Corp. (a)	189,854	9,397,773
Chemed Corp.	69,518	4,867,650
Corvel Corp. (a)	21,594	1,121,376
Cross Country Healthcare, Inc. (a)	112,101	584,046
Ensign Group, Inc. (The)	63,934	2,306,099
Gentiva Health Services, Inc. (a)	103,767	1,106,156
Hanger, Inc. (a)	124,239	3,964,467
Healthways, Inc. (a)	123,066	1,655,238
IPC The Hospitalist Co., Inc. (a)	60,716	2,960,512
Kindred Healthcare, Inc. (a)	193,273	2,609,186
Landauer, Inc.	34,431	1,831,041
LHC Group, Inc. (a)	53,615	1,178,994
Magellan Health Services, Inc. (a)	97,976	5,339,692
Molina Healthcare, Inc. (a)	104,834	3,962,725
MWI Veterinary Supply, Inc. (a)	43,620	5,300,266
PharMerica Corp. (a)	107,174	1,672,986
Total		65,675,094

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.6%
Computer Programs & Systems, Inc.	37,776	$1,891,822
HealthStream, Inc. (a)	71,754	1,921,572
Medidata Solutions, Inc. (a)	80,841	5,579,646
Omnicell, Inc. (a)	120,360	2,182,127
Quality Systems, Inc.	144,708	2,587,379
Total		14,162,546
Life Sciences Tools & Services 0.7%
Affymetrix, Inc. (a)	257,766	966,622
Cambrex Corp. (a)	108,608	1,494,446
Enzo Biochem, Inc. (a)	121,118	283,416
Luminex Corp. (a)	137,554	2,650,666
PAREXEL International Corp. (a)	210,898	9,635,930
Total		15,031,080
Pharmaceuticals 1.8%
Akorn, Inc. (a)	247,059	3,589,767
Hi-Tech Pharmacal Co., Inc.	40,224	1,285,559
Impax Laboratories, Inc. (a)	236,300	4,477,885
Medicines Co. (The) (a)	195,402	6,293,898
Questcor Pharmaceuticals, Inc.	212,394	7,257,503
Salix Pharmaceuticals Ltd. (a)	188,562	11,440,057
Viropharma, Inc. (a)	236,563	6,505,483
Total		40,850,152
TOTAL HEALTH CARE		234,046,451
INDUSTRIALS 14.7%
Aerospace & Defense 2.0%
AAR Corp.	144,003	2,888,700
Aerovironment, Inc. (a)	69,124	1,387,319
American Science & Engineering, Inc.	29,571	1,775,443
Cubic Corp.	72,722	3,461,567
Curtiss-Wright Corp.	169,327	6,156,730
Engility Holdings, Inc. (a)	60,151	1,538,061
GenCorp, Inc. (a)	219,682	3,005,250
Moog, Inc., Class A (a)	164,429	8,232,960
National Presto Industries, Inc.	17,737	1,364,507
Orbital Sciences Corp. (a)	216,927	3,943,733
Teledyne Technologies, Inc. (a)	135,310	10,448,638
Total		44,202,908
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	95,925	4,452,838
Forward Air Corp.	107,389	4,163,472
HUB Group, Inc., Class A (a)	128,307	4,658,827
Total		13,275,137

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.4%
Allegiant Travel Co.	55,587	$5,142,353
Skywest, Inc.	187,934	2,636,714
Total		7,779,067
Building Products 1.3%
AAON, Inc.	67,622	2,247,755
AO Smith Corp.	281,702	11,042,718
Apogee Enterprises, Inc.	103,320	2,756,578
Gibraltar Industries, Inc. (a)	105,847	1,717,897
Griffon Corp.	166,545	1,921,929
Quanex Building Products Corp.	134,124	2,482,635
Simpson Manufacturing Co., Inc.	146,166	4,278,279
Universal Forest Products, Inc.	71,790	2,836,423
Total		29,284,214
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	183,898	4,446,654
Consolidated Graphics, Inc. (a)	29,656	1,383,749
G&K Services, Inc., Class A	69,744	3,369,333
Healthcare Services Group, Inc.	247,606	5,618,180
Interface, Inc.	208,134	3,496,651
Mobile Mini, Inc. (a)	138,604	4,664,024
Tetra Tech, Inc. (a)	234,059	6,453,007
Unifirst Corp.	54,357	5,158,479
United Stationers, Inc.	146,264	5,047,571
Viad Corp.	73,492	1,812,313
Total		41,449,961
Construction & Engineering 0.8%
Aegion Corp. (a)	140,853	3,215,674
Comfort Systems U.S.A., Inc.	135,108	1,867,193
Dycom Industries, Inc. (a)	119,774	2,724,859
EMCOR Group, Inc.	242,999	9,659,210
Orion Marine Group, Inc. (a)	98,513	1,183,141
Total		18,650,077
Electrical Equipment 1.8%
AZZ, Inc.	92,060	3,818,649
Belden, Inc.	161,496	8,631,961
Brady Corp., Class A	167,331	5,444,951
Encore Wire Corp.	67,459	2,334,756
EnerSys, Inc. (a)	173,449	8,642,963
Franklin Electric Co., Inc.	140,206	4,740,365
II-VI, Inc. (a)	196,308	3,258,713
Powell Industries, Inc. (a)	32,915	1,556,221
Vicor Corp. (a)	65,989	355,681
Total		38,784,260

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.5%
Actuant Corp., Class A	264,614	$8,996,876
Albany International Corp., Class A	104,797	3,326,257
Astec Industries, Inc.	76,117	2,688,452
Barnes Group, Inc.	171,445	5,181,068
Briggs & Stratton Corp.	174,769	4,089,595
CIRCOR International, Inc.	63,462	3,242,908
EnPro Industries, Inc. (a)	75,143	3,784,953
ESCO Technologies, Inc.	95,802	3,077,160
Federal Signal Corp. (a)	225,986	1,981,897
John Bean Technologies Corp.	104,933	2,266,553
Kaydon Corp.	116,372	3,146,699
Lindsay Corp.	46,593	3,785,681
Lydall, Inc. (a)	61,723	892,514
Mueller Industries, Inc.	102,015	5,554,717
Standex International Corp.	46,083	2,404,150
Tennant Co.	67,035	3,307,507
Titan International, Inc.	194,090	4,528,120
Toro Co. (The)	211,524	10,081,234
Watts Water Technologies, Inc., Class A	102,335	4,871,146
Total		77,207,487
Professional Services 1.0%
CDI Corp.	50,564	690,199
Exponent, Inc.	47,640	2,667,840
Heidrick & Struggles International, Inc.	59,322	854,830
Insperity, Inc.	80,122	2,416,480
Kelly Services, Inc., Class A	98,454	1,743,620
Korn/Ferry International (a)	176,307	3,085,372
Navigant Consulting, Inc. (a)	184,357	2,429,825
On Assignment, Inc. (a)	158,142	4,118,018
Resources Connection, Inc.	148,752	1,630,322
TrueBlue, Inc. (a)	147,316	3,467,819
Total		23,104,325
Road & Rail 0.9%
Arkansas Best Corp.	86,470	1,650,712
Heartland Express, Inc.	166,056	2,382,904
Knight Transportation, Inc.	214,359	3,674,113
Old Dominion Freight Line, Inc. (a)	256,319	11,037,096
Total		18,744,825
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	152,751	7,342,741

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Kaman Corp.	96,516	$3,272,857
Total		10,615,598
TOTAL INDUSTRIALS		323,097,859
INFORMATION TECHNOLOGY 17.2%
Communications Equipment 1.6%
Arris Group, Inc. (a)	415,324	6,283,852
Bel Fuse, Inc., Class B	38,175	607,746
Black Box Corp.	59,128	1,591,135
Comtech Telecommunications Corp.	63,102	1,665,893
Digi International, Inc. (a)	94,882	909,918
Harmonic, Inc. (a)	417,916	2,549,288
Ixia (a)	193,611	3,043,565
NETGEAR, Inc. (a)	139,455	4,641,062
Oplink Communications, Inc. (a)	68,994	1,174,278
PC-Tel, Inc.	63,135	462,780
Procera Networks, Inc. (a)	74,490	1,099,472
Symmetricom, Inc. (a)	147,609	729,188
Viasat, Inc. (a)	147,065	10,303,374
Total		35,061,551
Computers & Peripherals 0.6%
Avid Technology, Inc. (a)	110,138	702,681
Electronics for Imaging, Inc. (a)	167,093	4,660,224
Intermec, Inc. (a)	203,905	2,010,503
Intevac, Inc. (a)	86,226	414,747
Super Micro Computer, Inc. (a)	96,172	991,533
Synaptics, Inc. (a)	116,589	4,810,462
Total		13,590,150
Electronic Equipment, Instruments & Components 4.1%
Agilysys, Inc. (a)	51,394	588,975
Anixter International, Inc. (a)	97,301	7,465,906
Badger Meter, Inc.	51,913	2,313,243
Benchmark Electronics, Inc. (a)	200,236	3,904,602
Checkpoint Systems, Inc. (a)	147,933	2,020,765
Cognex Corp.	145,425	6,533,945
Coherent, Inc.	87,874	5,043,968
CTS Corp.	121,927	1,465,562
Daktronics, Inc.	135,233	1,388,843
DTS, Inc. (a)	68,068	1,345,024
Electro Scientific Industries, Inc.	90,978	1,032,600
FARO Technologies, Inc. (a)	61,601	2,305,109
FEI Co.	139,774	10,065,126
Insight Enterprises, Inc. (a)	161,884	3,116,267
Littelfuse, Inc.	79,917	5,873,100

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Measurement Specialties, Inc. (a)	56,003	$2,489,333
Mercury Systems, Inc. (a)	117,134	1,023,751
Methode Electronics, Inc.	127,721	2,009,051
MTS Systems Corp.	57,046	3,443,297
Newport Corp. (a)	138,966	1,828,793
OSI Systems, Inc. (a)	68,382	3,955,215
Park Electrochemical Corp.	70,167	1,694,533
Plexus Corp. (a)	126,159	3,681,320
Radisys Corp. (a)	83,287	416,435
Rofin-Sinar Technologies, Inc. (a)	102,079	2,731,634
Rogers Corp. (a)	61,541	2,847,502
Scansource, Inc. (a)	100,945	3,223,174
SYNNEX Corp. (a)	96,120	3,897,666
TTM Technologies, Inc. (a)	190,238	1,537,123
Total		89,241,862
Internet Software & Services 2.0%
Blucora, Inc. (a)	148,124	2,703,263
comScore, Inc. (a)	117,943	2,332,913
Dealertrack Technologies, Inc. (a)	156,191	5,035,598
Dice Holdings, Inc. (a)	178,530	1,610,341
Digital River, Inc. (a)	128,227	2,240,126
j2 Global, Inc.	156,705	6,407,667
Liquidity Services, Inc. (a)	89,290	3,572,493
LivePerson, Inc. (a)	182,327	1,684,702
LogMeIn, Inc. (a)	81,014	2,061,806
NIC, Inc.	213,675	3,572,646
OpenTable, Inc. (a)	83,282	5,554,909
Perficient, Inc. (a)	120,138	1,513,739
QuinStreet, Inc. (a)	93,149	720,973
Stamps.com, Inc. (a)	50,950	1,942,214
United Online, Inc.	333,948	2,274,186
XO Group, Inc. (a)	89,172	922,038
Total		44,149,614
IT Services 1.9%
CACI International, Inc., Class A (a)	83,479	5,354,343
Cardtronics, Inc. (a)	162,558	4,637,780
Ciber, Inc. (a)	243,944	995,291
CSG Systems International, Inc. (a)	122,292	2,645,176
ExlService Holdings, Inc. (a)	94,455	2,770,365
Forrester Research, Inc.	47,670	1,727,084
Heartland Payment Systems, Inc.	133,960	4,294,758
Higher One Holdings, Inc. (a)	119,338	1,300,784
iGATE Corp. (a)	110,632	1,605,270
MAXIMUS, Inc.	123,654	9,228,298
Sykes Enterprises, Inc. (a)	141,348	2,234,712

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	79,780	$1,794,252
Virtusa Corp. (a)	73,593	1,726,492
Total		40,314,605
Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc. (a)	127,783	2,351,207
ASML Holding NV	131,179	10,660,930
ATMI, Inc. (a)	116,035	2,769,756
Brooks Automation, Inc.	240,684	2,563,285
Cabot Microelectronics Corp. (a)	84,647	3,026,130
Ceva, Inc. (a)	81,330	1,363,904
Cirrus Logic, Inc. (a)	233,525	4,261,831
Cohu, Inc.	83,131	919,429
Diodes, Inc. (a)	130,217	3,073,121
DSP Group, Inc. (a)	78,993	627,204
Entropic Communications, Inc. (a)	324,037	1,386,878
Exar Corp. (a)	167,587	1,890,381
GT Advanced Technologies, Inc. (a)	431,732	1,921,207
Hittite Microwave Corp. (a)	98,117	5,325,791
Kopin Corp. (a)	223,659	793,990
Kulicke & Soffa Industries, Inc. (a)	272,490	3,378,876
Micrel, Inc.	170,508	1,696,555
Microsemi Corp. (a)	331,078	7,260,541
MKS Instruments, Inc.	190,916	5,374,285
Monolithic Power Systems, Inc.	117,848	2,895,525
Nanometrics, Inc. (a)	76,755	1,109,110
Pericom Semiconductor Corp. (a)	77,554	543,654
Power Integrations, Inc.	104,434	4,458,288
Rubicon Technology, Inc. (a)	62,136	526,292
Rudolph Technologies, Inc. (a)	117,500	1,440,550
Sigma Designs, Inc. (a)	121,375	557,111
STR Holdings, Inc. (a)	140,608	424,636
Supertex, Inc.	37,597	832,774
Tessera Technologies, Inc.	189,819	3,938,744
TriQuint Semiconductor, Inc. (a)	583,174	4,105,545
Ultratech, Inc. (a)	98,844	3,603,852
Veeco Instruments, Inc. (a)	142,050	6,021,500
Volterra Semiconductor Corp. (a)	90,888	1,277,885
Total		92,380,767
Software 2.8%
Blackbaud, Inc.	165,535	5,022,332
Bottomline Technologies de, Inc. (a)	136,417	3,769,202
Ebix, Inc.	116,303	2,307,451
EPIQ Systems, Inc.	115,985	1,406,898
Interactive Intelligence Group, Inc. (a)	53,995	2,710,549
Manhattan Associates, Inc. (a)	71,222	5,343,787

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
MicroStrategy, Inc., Class A (a)	32,354	$2,959,744
Monotype Imaging Holdings, Inc.	135,926	3,093,676
Netscout Systems, Inc. (a)	129,829	3,161,336
Progress Software Corp. (a)	209,913	4,935,054
Sourcefire, Inc. (a)	111,264	6,226,333
Synchronoss Technologies, Inc. (a)	98,208	3,078,821
Take-Two Interactive Software, Inc. (a)	332,453	5,532,018
Tangoe, Inc. (a)	117,200	1,747,452
Tyler Technologies, Inc. (a)	98,037	6,765,533
VASCO Data Security International, Inc. (a)	104,618	876,699
Websense, Inc. (a)	132,629	3,295,831
Total		62,232,716
TOTAL INFORMATION TECHNOLOGY		376,971,265
MATERIALS 5.8%
Chemicals 2.6%
A. Schulman, Inc.	106,838	3,087,618
American Vanguard Corp.	87,836	2,675,484
Balchem Corp.	107,257	5,149,409
Calgon Carbon Corp. (a)	195,636	3,533,186
H.B. Fuller Co.	181,038	7,525,750
Hawkins, Inc.	33,337	1,329,480
Innophos Holdings, Inc.	79,200	4,005,936
Koppers Holdings, Inc.	74,852	3,081,657
Kraton Performance Polymers, Inc. (a)	117,120	2,429,069
LSB Industries, Inc. (a)	68,325	2,307,335
OM Group, Inc. (a)	117,488	3,447,098
PolyOne Corp.	360,132	9,251,791
Quaker Chemical Corp.	47,453	3,074,480
Stepan Co.	63,744	3,444,088
Tredegar Corp.	87,283	2,178,584
Zep, Inc.	81,235	1,346,876
Total		57,867,841
Construction Materials 0.4%
Headwaters, Inc. (a)	264,323	2,804,467
Texas Industries, Inc. (a)	75,528	5,393,454
Total		8,197,921
Containers & Packaging 0.1%
Myers Industries, Inc.	111,604	1,641,695
Metals & Mining 1.4%
AK Steel Holding Corp.	494,370	1,715,464
AM Castle & Co. (a)	60,326	1,067,770

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
AMCOL International Corp.	91,590	$2,928,132
Century Aluminum Co. (a)	186,314	1,846,372
Globe Specialty Metals, Inc.	232,193	2,849,008
Haynes International, Inc.	44,779	2,191,484
Kaiser Aluminum Corp.	60,959	3,867,239
Materion Corp.	74,129	2,209,044
Olympic Steel, Inc.	33,349	844,730
RTI International Metals, Inc. (a)	110,433	3,203,661
Stillwater Mining Co. (a)	426,553	5,114,371
SunCoke Energy, Inc. (a)	254,147	3,939,279
Total		31,776,554
Paper & Forest Products 1.3%
Buckeye Technologies, Inc.	140,995	5,254,884
Clearwater Paper Corp. (a)	83,391	3,988,592
Deltic Timber Corp.	39,505	2,492,766
KapStone Paper and Packaging Corp.	141,229	4,097,053
Neenah Paper, Inc.	57,535	1,807,174
PH Glatfelter Co.	155,469	3,844,748
Schweitzer-Mauduit International, Inc.	113,857	5,471,967
Wausau Paper Corp.	168,320	1,965,978
Total		28,923,162
TOTAL MATERIALS		128,407,173
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	34,039	1,694,121
Cbeyond, Inc. (a)	108,182	929,283
Cincinnati Bell, Inc. (a)	735,264	2,529,308
General Communication, Inc., Class A (a)	118,002	1,025,438
Lumos Networks Corp.	53,779	738,924
Total		6,917,074
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	54,839	897,714
U.S.A. Mobility, Inc.	79,589	1,072,860
Total		1,970,574
TOTAL TELECOMMUNICATION SERVICES		8,887,648
UTILITIES 3.8%
Electric Utilities 1.1%
Allete, Inc.	128,861	6,097,703

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
El Paso Electric Co.	145,895	$5,221,582
UIL Holdings Corp.	184,552	7,190,146
UNS Energy Corp.	150,138	7,038,469
Total		25,547,900
Gas Utilities 1.8%
Laclede Group, Inc. (The)	105,442	4,990,570
New Jersey Resources Corp.	151,673	6,882,921
Northwest Natural Gas Co.	97,725	4,175,789
Piedmont Natural Gas Co., Inc.	275,258	9,300,968
South Jersey Industries, Inc.	115,158	6,727,530
Southwest Gas Corp.	167,947	7,952,290
Total		40,030,068
Multi-Utilities 0.7%
Avista Corp.	217,124	5,799,382
CH Energy Group, Inc.	54,349	3,518,011
NorthWestern Corp.	135,102	5,560,798
Total		14,878,191
Water Utilities 0.2%
American States Water Co.	69,877	3,712,565
TOTAL UTILITIES		84,168,724
Total Common Stocks (Cost: $1,381,180,194)		$2,143,672,946

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.109% (e)(f)	75,358,395	$75,358,395
Total Money Market Funds (Cost: $75,358,395)		$75,358,395

Total Investments
(Cost: $1,456,538,589) (g)	$2,219,031,341(h)
Other Assets & Liabilities, Net	(20,818,212)
Net Assets	$2,198,213,129

Investments in Derivatives Futures Contracts Outstanding at May 31, 2013

At May 31, 2013, $3,254,400 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Russell 2000 Mini Index	678	66,532,140	June 2013	3,326,675	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $0, which represents 0.00% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $0, representing 0.00% of net assets.  Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-11	—

(e)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,859,530	101,390,213	(79,891,348)	75,358,395	19,662	75,358,395

(g)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,456,539,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$828,207,000
Unrealized Depreciation	(65,715,000)
Net Unrealized Appreciation	$762,492,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	352,879,441	—	—	352,879,441
Consumer Staples	85,596,103	—	—	85,596,103
Energy	100,502,960	—	—	100,502,960
Financials	449,115,322	—	—	449,115,322
Health Care	234,046,451	—	—	234,046,451
Industrials	323,097,859	—	—	323,097,859
Information Technology	376,971,265	—	—	376,971,265
Materials	128,407,173	—	—	128,407,173
Telecommunication Services	8,887,648	—	—	8,887,648
Utilities	84,168,724	—	—	84,168,724
Total Equity Securities	2,143,672,946	—	—	2,143,672,946
Other
Money Market Funds	75,358,395	—	—	75,358,395
Total Other	75,358,395	—	—	75,358,395
Investments in Securities	2,219,031,341	—	—	2,219,031,341
Derivatives
Assets
Futures Contracts	3,326,675	—	—	3,326,675
Total	2,222,358,016	—	—	2,222,358,016

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Value Fund II

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 10.4%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	585,000	$10,407,150
Tenneco, Inc. (a)	385,000	17,078,600
Tower International, Inc. (a)	800,000	15,128,000
Total		42,613,750
Hotels, Restaurants & Leisure 1.5%
Ruby Tuesday, Inc. (a)	1,000,000	9,250,000
Sonic Corp. (a)	1,100,000	14,443,000
Total		23,693,000
Household Durables 2.5%
Helen of Troy Ltd. (a)	332,000	13,170,440
KB Home	530,000	11,744,800
Standard Pacific Corp. (a)	1,575,000	13,938,750
Total		38,853,990
Media 0.7%
Sinclair Broadcast Group, Inc., Class A	410,000	11,082,300
Specialty Retail 3.0%
OfficeMax, Inc.	900,000	11,727,000
Pier 1 Imports, Inc.	400,000	9,276,000
Sonic Automotive, Inc., Class A	675,000	15,369,750
Wet Seal, Inc. (The), Class A (a)	1,000,000	4,960,000
Zale Corp. (a)	702,060	5,419,903
Total		46,752,653
TOTAL CONSUMER DISCRETIONARY		162,995,693
CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.0%
Harris Teeter Supermarkets, Inc.	330,000	15,510,000
Food Products 0.3%
Dole Food Co., Inc. (a)	600,000	5,682,000
Personal Products 1.0%
Nu Skin Enterprises, Inc., Class A	265,000	15,582,000
TOTAL CONSUMER STAPLES		36,774,000
ENERGY 5.9%
Energy Equipment & Services 3.4%
Helix Energy Solutions Group, Inc. (a)	550,000	13,123,000
Hercules Offshore, Inc. (a)	2,043,000	14,117,130

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (a)	340,000	$17,686,800
Tesco Corp. (a)	648,600	8,276,136
Total		53,203,066
Oil, Gas & Consumable Fuels 2.5%
Delek U.S. Holdings, Inc.	200,000	7,206,000
Gulfport Energy Corp. (a)	275,000	13,114,750
Midstates Petroleum Co., Inc. (a)	1,175,000	8,025,250
PDC Energy, Inc. (a)	213,200	10,913,708
Total		39,259,708
TOTAL ENERGY		92,462,774
FINANCIALS 32.3%
Capital Markets 1.9%
Apollo Investment Corp.	838,934	6,954,763
Medley Capital Corp.	950,000	13,822,500
Walter Investment Management Corp. (a)	250,000	9,102,500
Total		29,879,763
Commercial Banks 10.1%
Community Bank System, Inc.	480,000	14,092,800
Independent Bank Corp.	475,000	15,651,250
PrivateBancorp, Inc.	400,000	7,744,000
Prosperity Bancshares, Inc.	327,000	16,379,430
Renasant Corp.	641,900	15,296,477
Sandy Spring Bancorp, Inc.	575,000	12,316,500
Sterling Bancorp (b)	1,200,000	14,340,000
Susquehanna Bancshares, Inc.	1,247,001	14,976,482
Umpqua Holdings Corp.	1,150,000	15,548,000
Union First Market Bankshares Corp.	399,300	7,993,986
Western Alliance Bancorp (a)	935,000	13,744,500
Wintrust Financial Corp.	272,300	10,276,602
Total		158,360,027
Insurance 7.5%
American Equity Investment Life Holding Co.	945,265	15,313,293
AMERISAFE, Inc.	510,000	17,304,300
Amtrust Financial Services, Inc.	500,000	16,515,000
Argo Group International Holdings Ltd.	319,000	12,635,590
CNO Financial Group, Inc.	1,350,000	16,659,000
Hilltop Holdings, Inc. (a)	525,100	8,401,600
Platinum Underwriters Holdings Ltd.	283,200	16,170,720
Symetra Financial Corp.	1,075,000	15,007,000
Total		118,006,503

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 8.7%
American Assets Trust, Inc.	565,000	$18,193,000
Brandywine Realty Trust	971,845	13,761,325
CubeSmart	810,000	12,676,500
First Industrial Realty Trust, Inc.	1,050,000	17,734,500
Geo Group, Inc. (The)	430,000	14,972,600
Highwoods Properties, Inc.	275,320	10,027,155
Kilroy Realty Corp.	264,000	13,968,240
LaSalle Hotel Properties	375,000	9,900,000
MFA Financial, Inc.	963,618	8,460,566
Omega Healthcare Investors, Inc.	300,000	9,723,000
PennyMac Mortgage Investment Trust	320,000	6,928,000
Total		136,344,886
Thrifts & Mortgage Finance 4.1%
EverBank Financial Corp.	930,000	14,601,000
MGIC Investment Corp. (a)	1,550,000	9,579,000
Ocwen Financial Corp. (a)	325,000	13,903,500
Oritani Financial Corp.	789,189	12,098,267
Radian Group, Inc.	1,075,000	13,835,250
Total		64,017,017
TOTAL FINANCIALS		506,608,196
HEALTH CARE 6.8%
Health Care Equipment & Supplies 2.4%
CONMED Corp.	467,000	15,378,310
ICU Medical, Inc. (a)	165,000	11,779,350
Symmetry Medical, Inc. (a)	1,085,000	10,123,050
Total		37,280,710
Health Care Providers & Services 3.9%
Healthways, Inc. (a)	631,000	8,486,950
Kindred Healthcare, Inc. (a)	1,050,000	14,175,000
LHC Group, Inc. (a)	410,000	9,015,900
Vanguard Health Systems, Inc. (a)	460,000	6,127,200
VCA Antech, Inc. (a)	535,000	13,674,600
WellCare Health Plans, Inc. (a)	180,000	9,385,200
Total		60,864,850
Health Care Technology 0.5%
MedAssets, Inc. (a)	550,000	9,020,000
TOTAL HEALTH CARE		107,165,560
INDUSTRIALS 13.0%
Airlines 1.4%
Alaska Air Group, Inc. (a)	165,000	9,375,300

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
U.S. Airways Group, Inc. (a)	700,000	$12,299,000
Total		21,674,300
Building Products 0.7%
USG Corp. (a)	425,000	11,615,250
Commercial Services & Supplies 3.6%
Cenveo, Inc. (a)	1,564,401	3,441,682
Deluxe Corp.	405,000	15,147,000
Steelcase, Inc., Class A	750,000	10,380,000
TMS International Corp., Class A (b)	859,456	13,037,948
United Stationers, Inc.	425,000	14,666,750
Total		56,673,380
Construction & Engineering 1.6%
EMCOR Group, Inc.	298,262	11,855,914
MasTec, Inc. (a)	435,300	13,842,540
Total		25,698,454
Machinery 1.7%
Trinity Industries, Inc.	310,000	12,688,300
Wabash National Corp. (a)	1,250,000	13,125,000
Total		25,813,300
Professional Services 1.0%
Navigant Consulting, Inc. (a)	1,200,000	15,816,000
Road & Rail 1.1%
Swift Transportation Co. (a)	985,000	16,587,400
Trading Companies & Distributors 1.9%
Beacon Roofing Supply, Inc. (a)	260,000	10,717,200
Houston Wire & Cable Co.	352,677	4,941,005
Titan Machinery, Inc. (a)	99,888	2,048,703
United Rentals, Inc. (a)	215,000	12,220,600
Total		29,927,508
TOTAL INDUSTRIALS		203,805,592
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 1.2%
Calix, Inc. (a)	824,800	8,643,904
Ciena Corp. (a)	600,000	10,044,000
Total		18,687,904
Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc. (a)	190,000	14,578,700
Rofin-Sinar Technologies, Inc. (a)	290,000	7,760,400

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Rogers Corp. (a)	145,000	$6,709,150
Total		29,048,250
Internet Software & Services 0.6%
Saba Software, Inc. (a)	1,000,000	8,655,000
IT Services 2.8%
Global Cash Access Holdings, Inc. (a)	1,625,000	10,725,000
Lender Processing Services, Inc.	325,000	10,754,250
NeuStar, Inc., Class A (a)	240,000	11,630,400
Unisys Corp. (a)	500,000	10,325,000
Total		43,434,650
Semiconductors & Semiconductor Equipment 5.5%
Cirrus Logic, Inc. (a)	270,000	4,927,500
Fairchild Semiconductor International, Inc. (a)	1,030,000	14,945,300
Integrated Silicon Solution (a)	775,000	8,385,500
IXYS Corp.	1,009,506	11,508,369
Kulicke & Soffa Industries, Inc. (a)	1,200,000	14,880,000
Micrel, Inc.	917,732	9,131,433
RF Micro Devices, Inc. (a)	1,240,000	6,844,800
Rudolph Technologies, Inc. (a)	712,831	8,739,308
SunEdison, Inc. (a)	944,000	7,618,080
Total		86,980,290
Software 2.4%
BroadSoft, Inc. (a)	330,000	9,147,600
Envivio, Inc. (a)	800,000	1,328,000
EPIQ Systems, Inc.	910,000	11,038,300
Mentor Graphics Corp.	871,847	16,556,374
Total		38,070,274
TOTAL INFORMATION TECHNOLOGY		224,876,368
MATERIALS 7.1%
Chemicals 1.6%
OM Group, Inc. (a)	425,000	12,469,500
Taminco Corp. (a)	629,329	11,862,852
Total		24,332,352
Containers & Packaging 0.2%
Boise, Inc.	353,442	2,848,742
Metals & Mining 1.4%
Constellium NV (a)	725,000	10,657,500

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Worthington Industries, Inc.	320,000	$11,001,600
Total		21,659,100
Paper & Forest Products 3.9%
Boise Cascade Co. (a)	310,000	9,318,600
Clearwater Paper Corp. (a)	290,000	13,870,700
KapStone Paper and Packaging Corp.	415,000	12,039,150
Neenah Paper, Inc.	449,213	14,109,780
Schweitzer-Mauduit International, Inc.	260,000	12,495,600
Total		61,833,830
TOTAL MATERIALS		110,674,024
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
NII Holdings, Inc. (a)	725,000	5,589,750
TOTAL TELECOMMUNICATION SERVICES		5,589,750
UTILITIES 4.6%
Electric Utilities 1.0%
UIL Holdings Corp.	395,000	15,389,200
Gas Utilities 2.5%
New Jersey Resources Corp.	305,000	13,840,900
South Jersey Industries, Inc.	240,000	14,020,800
Southwest Gas Corp.	240,000	11,364,000
Total		39,225,700
Multi-Utilities 1.1%
Avista Corp.	650,000	17,361,500
TOTAL UTILITIES		71,976,400
Total Common Stocks (Cost: $1,139,629,903)		$1,522,928,357

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	36,219,234	$36,219,234
Total Money Market Funds (Cost: $36,219,234)		$36,219,234

Total Investments
(Cost: $1,175,849,137) (d)	$1,559,147,591(e)
Other Assets & Liabilities, Net	7,349,275
Net Assets	$1,566,496,866

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,045,945	106,438,819	(96,265,530)	—	36,219,234	13,540	36,219,234
Sterling Bancorp	16,066,311	—	(4,315,028)	246,798	11,998,081	142,546	14,340,000
TMS International Corp.	11,136,125	—	—	—	11,136,125	85,946	13,037,948
Total	53,248,381	106,438,819	(100,580,558)	246,798	59,353,440	242,032	63,597,182

(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,175,849,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$410,008,000
Unrealized Depreciation	(26,710,000)
Net Unrealized Appreciation	$383,298,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	162,995,693	—	—	162,995,693
Consumer Staples	36,774,000	—	—	36,774,000
Energy	92,462,774	—	—	92,462,774
Financials	506,608,196	—	—	506,608,196
Health Care	107,165,560	—	—	107,165,560
Industrials	203,805,592	—	—	203,805,592
Information Technology	224,876,368	—	—	224,876,368
Materials	110,674,024	—	—	110,674,024
Telecommunication Services	5,589,750	—	—	5,589,750
Utilities	71,976,400	—	—	71,976,400
Total Equity Securities	1,522,928,357	—	—	1,522,928,357
Other
Money Market Funds	36,219,234	—	—	36,219,234
Total Other	36,219,234	—	—	36,219,234
Total	1,559,147,591	—	—	1,559,147,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2013